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                                              Securities Act File No. 333-132032

      As filed with the Securities and Exchange Commission on April 7, 2006

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.     [ ]
                         Post-Effective Amendment No. 1  [X]

                              SECURITY EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

              One Security Benefit Place, Topeka, Kansas 66636-0001
               (Address of Principal Executive Offices) (Zip Code)

                                 (785) 438-3000
                  (Registrant's Area Code and Telephone Number)

                                   Amy J. Lee
                        Security Management Company, LLC
                           One Security Benefit Place
                            Topeka, Kansas 66636-0001
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              Security Equity Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                           (Toll Free) (800) 888-2461


                                                                  April 10, 2006


Dear Shareholder:


Your Board of Directors ("Board") has called a special meeting of shareholders of Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund (each an "Acquired Fund"), each of which is a series of Security Equity Fund, to be held on June 1, 2006 at 1:00 p.m. (Central time), or any adjournment(s) or postponement(s) thereof (the "Special Meeting"), at the executive offices of Security Equity Fund, One Security Benefit Place, Topeka, Kansas 66636-0001. The Board has called the Special Meeting so that shareholders can vote on a proposed Plan of Reorganization ("Reorganization Plan") regarding the Acquired Funds, as discussed below.


The Board has approved the reorganization of each of Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund into Select 25 Fund (the "Acquiring Fund"), another series of Security Equity Fund (the "Reorganization"). Security Management Company, LLC serves as investment adviser to the Acquired and Acquiring Funds, and each Acquired Fund has investment objectives and policies that are comparable in many respects to those of the Acquiring Fund.

After careful consideration, the Board unanimously approved this proposal with respect to the Acquired Funds and recommended that shareholders of each Acquired Fund vote "FOR" the proposal. Accordingly, you are asked to authorize the Reorganization.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We urge you to vote your shares by completing and returning the enclosed proxy in the envelope provided, or vote by Internet, fax or telephone, at your earliest convenience.


YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN 9:00 A.M. ON JUNE 1, 2006.


We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                             Sincerely,

                                             MICHAEL G. ODLUM

                                             Michael G. Odlum
                                             President

                              Security Equity Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                           (Toll Free) (800) 888-2461


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
      LARGE CAP GROWTH FUND, ENHANCED INDEX FUND AND SOCIAL AWARENESS FUND
                             TO BE HELD JUNE 1, 2006


To the Shareholders:


The Board of Directors of Security Equity Fund has called a special meeting of shareholders of Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund (each an "Acquired Fund"), each of which is a series of Security Equity Fund, to be held June 1, 2006 at 1:00 p.m. (Central time) or any adjournment(s) or postponement(s) thereof (the "Special Meeting"), at the executive offices of Security Equity Fund, One Security Benefit Place, Topeka, Kansas 66636-0001.


At the Special Meeting you will be asked:

1. To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of each Acquired Fund by Select 25 Fund (the "Acquiring Fund"), a series of Security Equity Fund, solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund; and

2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.


Shareholders of each Acquired Fund vote separately on Proposal 1. Shareholders of record at the close of business on April 3, 2006 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Shareholders who do not expect to attend the Special Meeting in person are requested to complete, date, and sign the enclosed proxy card and return it promptly in the envelope provided for that purpose. Your proxy card also provides instructions for voting via telephone, fax or the Internet, if you wish to take advantage of these voting options. Proxies may be revoked at any time by executing and submitting a revised proxy, by giving written notice of revocation to Security Equity Fund, or by voting in person at the Special Meeting.


                                             By Order of the Board of Directors

                                             AMY J. LEE

                                             Amy J. Lee
                                             Secretary


April 10, 2006

                                TABLE OF CONTENTS


INTRODUCTION.......................................................................................2

SUMMARY............................................................................................3
     The Proposed Reorganization...................................................................3

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
RISKS AND MANAGEMENT OF THE ACQUIRED AND ACQUIRING FUNDS ..........................................4
     Principal Risks of Investing in the Funds.....................................................9
     Comparison of Portfolio Characteristics......................................................10

COMPARISON OF FEES AND EXPENSES FOR ACQUIRED AND ACQUIRING FUNDS..................................11
     Shareholder Fees.............................................................................11
     Comparison of Operating Expenses.............................................................12
     Example......................................................................................13

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND...................................................15
     Performance of the Acquiring Fund............................................................15
     Select 25 Fund - Class A.....................................................................16
     Investment Manager...........................................................................16
     Portfolio Manager............................................................................16
     Form of Organization.........................................................................17

INFORMATION ABOUT THE REORGANIZATION..............................................................17
     The Reorganization Plan......................................................................17
     Reasons for the Reorganization...............................................................17
     Board Considerations.........................................................................17
     Tax Considerations...........................................................................18
     Expenses of the Reorganization...............................................................18
     Dividends and Other Distributions............................................................18
     Capitalization of the Funds..................................................................19

GENERAL INFORMATION...............................................................................19

MORE INFORMATION REGARDING THE ACQUIRING FUND.....................................................22
     Management of the Acquiring Fund.............................................................29

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND.......................................................31

APPENDIX A - PLAN OF REORGANIZATION..............................................................A-1

APPENDIX B - ADDITIONAL INVESTMENT TECHNIQUES AND ASSOCIATED RISKS...............................B-1

APPENDIX C - PERFORMANCE UPDATE..................................................................C-1

APPENDIX D - OWNERSHIP INFORMATION...............................................................D-1

STATEMENT OF ADDITIONAL INFORMATION................................................................1

OTHER INFORMATION..................................................................................1


                           PROXY STATEMENT/PROSPECTUS

                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                           (TOLL FREE) (800) 888-2461

INTRODUCTION


This Proxy Statement/Prospectus provides you with information about the proposed transfer of all of the assets of each Acquired Fund to the Acquiring Fund as set forth in the table below in exchange solely for shares of the Acquiring Fund; the assumption by the Acquiring Fund of all liabilities of the Acquired Funds; and the distribution of the Acquiring Fund shares to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds (each such proposed transaction a "Reorganization" and collectively, the "Reorganization") as provided upon the terms and conditions set forth in a Plan of Reorganization ("Reorganization Plan").


               ACQUIRED FUNDS                         ACQUIRING FUND

            Large Cap Growth Fund                     Select 25 Fund

             Enhanced Index Fund

            Social Awareness Fund


This Proxy Statement/Prospectus solicits your vote in connection with a special meeting ("Special Meeting") of shareholders, to be held June 1, 2006, at which shareholders of the Acquired Funds will vote on the Reorganization Plan through which these transactions will be accomplished. Because you, as a shareholder of an Acquired Fund, are being asked to approve a transaction that will result in your holding shares of the Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund, whose investment objective is long-term growth of capital.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated March 27, 2006 relating to this Proxy Statement/Prospectus, and containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the Security Equity Fund Prospectus and Statement of Additional Information dated February 1, 2006, each of which is incorporated herein by reference and is available, without charge, by calling (800) 888-2461. The Security Equity Fund annual report dated September 30, 2005 is incorporated herein by reference.


You also may obtain proxy materials, reports and other information filed by the Security Equity Fund from the SEC's Public Reference Section (1-202-942-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


DATE: APRIL 10, 2006

SUMMARY


You should read this entire Proxy Statement/Prospectus and accompanying materials carefully. For additional information, you should consult the Security Equity Fund Prospectus and the Reorganization Plan, which is attached hereto as Appendix A, and the other appendices, each of which is an integral part of this Proxy Statement/Prospectus.


THE PROPOSED REORGANIZATION -- On November 18, 2005, the Board of Directors of Security Equity Fund ("Board") approved the Reorganization Plan with respect to Large Cap Growth, Social Awareness and Select 25 Funds. On February 10, 2006, the Board approved the Reorganization Plan with respect to Enhanced Index and Select 25 Funds. Subject to the approval of shareholders of the Acquired Funds, the Reorganization Plan provides for:

o the transfer of all of the assets of the Acquired Funds to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

o the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds;

o the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Funds; and

o     the complete liquidation of the Acquired Funds.


The Reorganization is expected to be effective immediately after the close of business June 16, 2006, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of an Acquired Fund will become a shareholder of the Acquiring Fund. Each shareholder will hold, immediately after the Closing, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the shares of the Acquired Fund held by that shareholder as of the close of business on the date of the Closing.

The expenses of the Reorganization are estimated to be approximately $93,000. The Acquired Funds collectively will bear one-half of the expenses relating to the Reorganization, split evenly among each Acquired Fund whose shareholders approve the Reorganization. The Investment Manager will bear the remainder of the expenses relating to the Reorganization.


The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having comparable mutual funds within the same family of funds, as well as to assist in achieving economies of scale. Shareholders in the Acquired Funds are expected to benefit from the larger asset base and lower gross operating expenses as a percentage of Acquiring Fund assets that will result from the Reorganization.

Approval of the Reorganization Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Acquired Fund. In the event that the shareholders of an Acquired Fund do not approve the Reorganization, that Acquired Fund will continue to operate as a separate entity, and the Board will determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:


o As described below, each Acquired Fund has investment objectives and investment policies that are comparable in many respects to the investment objective and investment policies of the Acquiring Fund. The Acquiring Fund's investment objectives and investment policies do, however, differ in certain respects, including the Acquiring Fund's relatively lower level of diversification and its "bottom-up" approach to stock selection.


o The Funds have the same investment manager, Security Management Company, LLC (the "Investment Manager" or "SMC"), One Security Benefit Place, Topeka, Kansas 66636-0001.


o The proposed Reorganization offers reductions in gross operating expenses, and comparable or lower operating expenses net of voluntary reimbursements and waivers by SMC, for shareholders of each of the Acquired Funds. SMC is expected to benefit from the Reorganization because it will be relieved of its voluntary undertaking to limit the total operating expenses of each Acquired Fund.


o The share purchase, exchange and redemption provisions for each Fund are the same. For additional information on purchase and redemption provisions, see "More Information Regarding the Acquiring Fund."

o The Funds expect that the Reorganization will be considered a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"). As such, shareholders of the Funds will not recognize gain or loss as a result of the Reorganization. See "Information About the Reorganization - Tax Considerations."

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RISKS AND MANAGEMENT OF THE ACQUIRED AND ACQUIRING FUNDS

The investment objectives, principal investment strategies, and risks of the Funds are similar. Each Fund is managed by the same investment manager. Because Large Cap Growth Fund, Enhanced Index Fund, Social Awareness Fund and Select 25 Fund have similar investment objectives and investment policies, the principal investment strategies and principal risks of an investment in the Funds are generally comparable, although there are certain differences. The chart below summarizes the similarities and differences, between the Funds' investment objectives, principal investment strategies and principal risks. There can be no assurance that a Fund will achieve its stated objective.

LARGE CAP GROWTH FUND/SELECT 25 FUND


------------------------------------------------------------------------------------------------------------------------------------
                                            LARGE CAP GROWTH FUND                                    SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                     Long-term growth of capital                          Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         Large Cap Growth Fund pursues its objective by       Select 25 Fund pursues its objective by focusing
STRATEGIES                   investing, under normal market conditions, at least  its investments in a core position of 20-30 common
                             80% of its net assets (plus borrowings for           stocks of growth companies which have exhibited
                             investment purposes) in common stock and other       consistent above average earnings and/or revenue
                             equity securities of large capitalization            growth.
                             companies, and principally invests in companies
                             that, in the opinion of the Investment Manager,
                             have long-term capital growth potential.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGER                     Security Management Company, LLC                     Security Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
SUB-ADVISER                                          None                                                 None
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                               Mark Mitchell                                        Mark Mitchell
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF   SIMILAR      o  Each Fund may invest a portion of its assets in options and futures contracts, which may be used to
PRINCIPAL       STRATEGIES      hedge each Fund's portfolio, maintain exposure to the equity markets or to increase returns.
INVESTMENT
STRATEGIES                   o  Each Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index.  Each Fund may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                            LARGE CAP GROWTH FUND                                    SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                DIFFERENCES   o  Large Cap Growth Fund may concentrate its       o  Select 25 Fund pursues its objective by
                IN STRATEGY      investments in a particular industry that          focusing its investments in a core position of
                                 represents 20% or more of the Fund's benchmark     20-30 common stocks of growth companies which
                                 index, the Russell 1000 Growth Index.              have exhibited consistent above average
                                 Concentration means investment of more than        earnings and/or revenue growth.  The Fund is
                                 25% of the value of the Fund's assets in any       non-diversified, which means that it may
                                 one industry.  This policy would allow the         invest a larger portion of its assets in a
                                 Fund to overweight an industry relative to the     limited number of companies than a diversified
                                 index even if such overweighting resulted in       fund.
                                 investment of more than 25% of the Large Cap
                                 Growth Fund's assets in that industry.          o  The Investment Manager selects what it
                                 Currently, no industry represents 20% or more      believes to be premier growth companies as the
                                 of the index.                                      core position for the Select 25 Fund using a
                                                                                    "bottom-up" approach in selecting growth
                              o  The Investment Manager uses a growth-oriented      stocks.  A bottom-up approach means that the
                                 strategy to choose equity securities, which        Investment Manager primarily analyzes the
                                 means that it invests in companies whose           fundamentals of individual companies rather
                                 earnings are believed to be in a relatively        than focusing on broader market or sector
                                 strong growth trend. In identifying companies      themes.  When analyzing individual companies,
                                 with favorable growth prospects, the               the Investment Manager considers various
                                 Investment Manager considers many factors          factors, which may include relative earnings
                                 including, but not limited to: prospects for       growth, profitability trends, the company's
                                 above-average sales and earnings growth; high      financial strength, valuation analysis and
                                 return on invested capital; overall financial      strength of management.  Portfolio holdings
                                 strength; competitive advantages, including        will be replaced when one or more of a
                                 innovative products and services; effective        company's fundamentals have changed and, in
                                 research, product development and marketing;       the opinion of the Investment Manager, it is
                                 and stable, effective management.                  no longer a premier growth company.

                              o  Large Cap Growth Fund typically sells a stock
                                 when the reasons for buying it no longer
                                 apply, or when the company begins to show
                                 deteriorating fundamentals or poor relative
                                 performance.
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF   SIMILAR       o  Under adverse or unstable market conditions, each Fund's policies allow it to invest some or all
PRINCIPAL       RISKS            of its assets in cash or money market securities for the purpose of avoiding losses, in which
RISKS                            case each Fund may be unable to pursue its investment objective during that time or benefit from any market upswings.

                              o  Each Fund also shares the following principal investment risks:

                                 o  market risk
                                 o  growth stock risk
                                 o  equity derivatives risk
                                 o  non-diversification risk
                                 o  investment in investment companies risk

                              A summary description of each of these risks, as well as other principal investment risks associated with an investment in the Funds, is provided below under "Principal Risks of Investing in the
                              Funds."  In addition, Appendix B contains additional information regarding other investment strategies and risk considerations of the Funds.
               ---------------------------------------------------------------------------------------------------------------------
                DIFFERENCES   o  In addition to the above risks, Large Cap       o  In addition to the above risks, Select 25 Fund
                IN RISKS         Growth Fund is also subject to the following       is also subject to the following principal
                                 principal investment risks:                        investment risks:

                                 o  Industry Concentration Risk                     o  Focused Investment Strategy Risk
                                 o  Leverage Risk                                   o  Overweighting Risk

                              A summary description of each of these risks is    A summary description of each of these risks is
                              provided below under "Principal Risks of           provided below under "Principal Risks of
                              Investing in the Funds."                           Investing in the Funds."
------------------------------------------------------------------------------------------------------------------------------------


ENHANCED INDEX FUND/SELECT 25 FUND


------------------------------------------------------------------------------------------------------------------------------------
                                            ENHANCED INDEX FUND                                   SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE        Outperform the S&P 500 Index through stock                      Long-term growth of capital
                            selection resulting in different weightings of
                            common stocks relative to the index
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT        Enhanced Index Fund pursues its objective by        Select 25 Fund pursues its objective by focusing
STRATEGIES                  investing, under normal market conditions, at       its investments in a core position of 20-30 common
                            least 80% of its net assets (plus borrowings for    stocks of growth companies which have exhibited
                            investment purposes) in equity securities of        consistent above average earnings and/or revenue
                            companies in the S&P 500 Index and futures          growth.
                            contracts representative of the stocks which make
                            up the index.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGER                   Security Management Company, LLC                    Security Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
SUB-ADVISER                      Northern Trust Investments, N.A. ("NTI")                              None
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER(S)                 Robert H. Bergson and Gail Grove                              Mark Mitchell
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON     SIMILAR      o  Each Fund may invest a portion of its assets in options and futures contracts, which may be used to
OF PRINCIPAL   STRATEGIES      hedge each Fund's portfolio, maintain exposure to the equity markets or to increase return
INVESTMENT                     potential.
STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
               DIFFERENCES  o  Enhanced Index Fund employs a quantitative       o  Select 25 Fund pursues its objective by
               IN STRATEGY     discipline to determine which S&P 500 stocks        focusing its investments in a core position of
                               should be overweighted, underweighted, or held      20-30 common stocks of growth companies which
                               in a neutral position relative to the               have exhibited consistent above average
                               proportion of the S&P 500 Index that the stock      earnings and/or revenue growth.  The Fund is
                               represents.  Approximately 150 issues will be       non-diversified, which means that it may invest
                               over- or underweighted relative to the index,       a larger portion of its assets in a limited
                               and certain securities represented in the index     number of companies than a diversified fund.
                               will not be held by the Fund.  The Fund also
                               may invest a limited portion of its assets in    o  The Investment Manager selects what it believes
                               equity securities that are not included in the      to be premier growth companies as the core
                               S&P 500 Index.                                      position for the Select 25 Fund using a
                                                                                   "bottom-up" approach in selecting growth
                            o  NTI may invest up to 25% of the Fund's assets       stocks.  A bottom-up approach means that the
                               in short-term debt securities and money market      Investment Manager primarily analyzes the
                               instruments to meet redemption requests or to       fundamentals of individual companies rather
                               facilitate investment in the securities of the      than focusing on broader market or sector
                               S&P 500 Index.                                      themes.  When analyzing individual companies,
                                                                                   the Investment Manager considers various
                                                                                   factors, which may include relative earnings
                                                                                   growth, profitability trends, the company's
                                                                                   financial strength, valuation analysis and
                                                                                   strength of management.  Portfolio holdings
                                                                                   will be replaced when one or more of a
                                                                                   company's fundamentals have changed and, in the
                                                                                   opinion of the Investment Manager, it is no
                                                                                   longer a premier growth company.

                                                                                o  Select 25 Fund may invest in a variety of
                                                                                   investment companies, including those that seek
                                                                                   to track the composition and performance of a
                                                                                   specific index. The Fund may use these
                                                                                   index-based investments as a way of managing
                                                                                   its cash position, to gain exposure to the
                                                                                   equity markets, or a particular sector of the
                                                                                   equity market, while maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                            ENHANCED INDEX FUND                                   SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF  SIMILAR      o  Under adverse or unstable market conditions, each Fund's policies allows it to invest some or all
PRINCIPAL      RISKS           of its assets in cash or money market securities for the purpose of avoiding losses, in which case
RISKS                          each Fund may be unable to pursue its investment objective during that time or benefit from any market upswings.

                            o  Each Fund also shares the following principal investment risks:

                               o  market risk
                               o  growth stock risk
                               o  equity derivatives risk
                               o  overweighting risk

                            A summary description of each of these risks, as well as other principal investment risks associated with an investment in the Funds, is provided below under "Principal Risks of Investing in the Funds."
                            In addition, Appendix B contains additional information regarding other investment strategies and risk considerations of the Funds.
               --------------------------------------------------------------------------------------------------------------------
               DIFFERENCES  o  In addition to the above risks, Enhanced Index      o  In addition to the above risks, Select 25
               IN RISKS        Fund is also subject to the following principal        Fund is also subject to the following
                               investment risk:                                       principal investment risks:

                               o  Leverage Risk                                       o  Focused Investment Strategy Risk
                                                                                      o  Non-Diversification Risk
                             A summary description of this risk is provided below     o  Investment in Investment Companies Risk
                             under "Principal Risks of Investing in the Funds."
                                                                                   A summary description of each of these risks is
                                                                                   provided below under "Principal Risks of
                                                                                   Investing in the Funds."
------------------------------------------------------------------------------------------------------------------------------------


SOCIAL AWARENESS FUND/SELECT 25 FUND


------------------------------------------------------------------------------------------------------------------------------------
                                           SOCIAL AWARENESS FUND                                  SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                       Capital appreciation                             Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT        Social Awareness Fund pursues its objective by      Select 25 Fund pursues its objective by focusing
STRATEGIES                  investing, under normal market conditions, in a     its investments in a core position of 20-30 common
                            well-diversified portfolio of equity securities     stocks of growth companies which have exhibited
                            that the Investment Manager believes have           consistent above average earnings and/or revenue
                            above-average earnings potential and which meet     growth.
                            certain established social criteria. The Fund
                            typically invests in the common stock of companies
                            whose total market value is $5 billion or greater
                            at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGER                   Security Management Company, LLC                    Security Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS                             Mark Mitchell                                       Mark Mitchell
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF  SIMILAR       o   Each Fund may invest a portion of its assets in options and futures contracts, which may be used
PRINCIPAL      STRATEGIES        to hedge each Fund's portfolio, maintain exposure to the equity markets or to increase returns.
INVESTMENT
STRATEGIES
              ----------------------------------------------------------------------------------------------------------------------
               DIFFERENCES   o   Social Awareness Fund seeks to hold a          o  Select 25 Fund pursues its objective by
               IN STRATEGY       portfolio of equity securities that have          focusing its investments in a core position of
                                 above-average earnings potential and meets        20-30 common stocks of growth companies which
                                 established social criteria.  The fund            have exhibited consistent above average
                                 typically invests in the common stock of          earnings and/or revenue growth.  The Fund is
                                 securities whose total market value is $5         non-diversified, which means that it may invest
                                 billion or greater at the time of purchase.       a larger portion of its assets in a limited
                                                                                   number of companies than a diversified fund.
                             o   Social Awareness Fund may also invest in
                                 companies that are included in the Domini 400  o  The Investment Manager selects what it believes
                                 Social Index (DSI).  (The DSI is not the          to be premier growth companies as the core
                                 benchmark against which the Fund measures its     position for the Select 25 Fund using a
                                 performance.)                                     "bottom-up" approach in selecting growth
                                                                                   stocks.  A bottom-up approach means that the
                             o   The Investment Manager uses a "bottom-up"         Investment Manager primarily analyzes the
                                 approach, which analyzes the fundamentals of      fundamentals of individual companies rather
                                 individual companies instead of focusing on       than focusing on broader market or sector
                                 broad market or sector themes.                    themes.  When analyzing individual companies,
                                                                                   the Investment Manager considers various
                             o   The Social Awareness Fund seeks to invest in      factors, which may include relative earnings
                                 companies that contribute substantially to        growth, profitability trends, the company's
                                 the communities in which they operate,            financial strength, valuation analysis and
                                 demonstrate a positive record on employment       strength of management.  Portfolio holdings
                                 relations, demonstrate substantial progress       will be replaced when one or more of a
                                 in the promotion of women and minorities or       company's fundamentals have changed and, in the
                                 in the implementation of policies that            opinion of the Investment Manager, it is no
                                 support working parents and take notably          longer a premier growth company.
                                 positive steps in addressing environmental
                                 challenges.  Thus, the Fund will not invest     o  Select 25 Fund may invest in a variety of
                                 in companies that engage in:  nuclear energy       investment companies, including those that
                                 production, alcoholic beverages, tobacco           seek to track the composition and performance
                                 products, weapons manufacturing, practices         of a specific index. The Fund may use these
                                 that detrimentally affect the environment,         index-based investments as a way of managing
                                 and the gambling industry.                         its cash position, to gain exposure to the
                                                                                    equity markets, or a particular sector of the
                                                                                    equity market, while maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF  SIMILAR       o   Under adverse or unstable market conditions, each Fund's policies allow it to invest some or all
PRINCIPAL      RISKS             of its assets in cash or money market securities for the purpose of avoiding losses, in which
RISKS                            case each Fund may be unable to pursue its investment objective during that time or benefit from any market upswings.

                             o   Each Fund also shares the following principal investment risks:

                                 o  market risk
                                 o  growth stock risk

                            A summary description of each of these risks, as well as other principal investment risks associated with an investment in the Funds, is provided below under "Principal Risks of Investing in the Funds."
                            In addition, Appendix B contains additional information regarding other investment strategies and risk considerations of the Funds.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                           SOCIAL AWARENESS FUND                                  SELECT 25 FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPARISON OF  DIFFERENCES   o  In addition to the above risks, Social Awareness  o  In addition to the above risks, Select 25
PRINCIPAL      IN RISKS         Fund is also subject to the following principal      Fund is also subject to the following
RISKS (CONT.)                   investment risk:                                     principal investment risks:

                                o  Social Investing Risk                             o  Equity Derivatives Risk
                                                                                     o  Focused Investment Strategy Risk
                             A summary description of this risk is provided          o  Non-Diversification Risk
                             below under "Principal Risks of Investing in the        o  Investment in Investment Companies Risk
                             Funds."                                                 o  Overweighting Risk

                                                                                  A summary description of each of these risks is
                                                                                  provided below under "Principal Risks of
                                                                                  Investing in the Funds."
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL RISKS OF INVESTING IN THE FUNDS - The discussion below provides more information about the principal risks of investing in the Funds. Each Fund may invest in various types of securities or use certain investment techniques to achieve its objective. The following is a summary of the principal risks associated with such securities and investment techniques. As with any security, an investment in a Fund involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified means only that it is not a principal risk of investing in the Funds, but it does not mean that a Fund is prohibited from investing its assets in securities that give rise to that risk. Please refer to Appendix B for information about additional investment techniques that the Funds may utilize and related risks.


MARKET RISK. Equity securities fluctuate in price and their prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions.

GROWTH STOCKS RISK. Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

EQUITY DERIVATIVES RISK. Equity derivatives include options, futures and options on futures, which may be used to hedge a Fund's portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the equity derivative, imperfect correlation with underlying investments or the Fund's other portfolio holdings, and lack of availability. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

SOCIAL INVESTING RISK. Social investing may present additional risks to the Social Awareness Fund because it will limit the availability of investment opportunities compared to those of similar funds which do not impose such restrictions on investment. In addition, if SMC determines that securities held by the Fund do not comply with its social criteria, the Fund must sell the security at a time or price that may not be advantageous to the Fund.

FOCUSED INVESTMENT STRATEGY RISK. The typical diversified stock mutual fund might hold between 80 and 120 stocks in its portfolio. Because Select 25 Fund focuses its investments in a smaller number of stocks, it may be more volatile than the typical diversified stock fund, because a change in the market value of a single security may have a greater impact on the Fund's net asset value and total return.

NON-DIVERSIFICATION RISK. A non-diversified Fund such as Select 25 Fund or Large Cap Growth Fund may hold larger positions in a smaller number of securities than a diversified Fund. As a result, a change in the market value of a single security may have a greater impact on a non-diversified Fund's net asset value and total return. A non-diversified Fund is expected to be more volatile than a diversified Fund.

OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries of the stock market increases the risk that Select 25 Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

INVESTMENT IN INVESTMENT COMPANIES RISK. Investment in other investment companies or investment vehicles may include index-based investments such as Standard & Poors Depository Receipts ("SPDRs") (based on the S&P 500 Index), MidCap SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index), Nasdaq-100 Index Tracking Stocks (based on the Nasdaq-100 Index) and DIAMONDS (based on the Dow Jones Industrial Average). Such index-based investments are securities issued by an investment company or investment vehicle whose shares are intended to closely track the performance of the applicable index. To the extent a Fund invests in other investment companies or investment vehicles, it will incur its pro rata share of the underlying investment companies' or investment vehicles' expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two investment companies or investment vehicles. In addition, a Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or investment vehicle or the investment company industry generally.

INDUSTRY CONCENTRATION RISK. Large Cap Growth Fund may be prone to industry concentration risk due to its investment strategy, which allows it to concentrate its investments in a particular industry that represents 20% or more of its benchmark index. Industry concentration risk is the risk that the Fund's return could be hurt significantly by problems affecting a particular industry or sector. For the Large Cap Growth Fund, "concentration" refers to investment of more than 25% of the value of the Fund's assets in any one industry. The Fund's concentration policy allows it to overweight an industry relative to its index, even if overweighting resulted in investment of more than 25% of the Fund's assets in that industry. When the Fund concentrates its investments in a particular industry or group of related industries, its performance may significantly increase or decrease due to developments in that particular industry or group of industries.

LEVERAGE RISK. Certain of the Funds may be prone to leverage risk due to investment strategies which allow the Funds to invest a portion of their assets in options and futures contracts. This use of derivatives may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Fund. Leveraging may cause a Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, a Fund segregates liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk.

COMPARISON OF PORTFOLIO CHARACTERISTICS

The following tables compare certain characteristics of the portfolios of the Funds as of December 31, 2005:



-------------------------------------------------------------------------------------------------------------------
                                                               ACQUIRED FUNDS                        ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------
                                              Large Cap         Enhanced            Social
                                             Growth Fund       Index Fund       Awareness Fund       Select 25 Fund
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (THOUSANDS)                       $16,881.60        $14,305.90         $16,954.30           $25,127.70

-------------------------------------------------------------------------------------------------------------------
NUMBER OF HOLDINGS                               38               249                 38                   27

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE
(12 MONTHS ENDED 12/31/05)                       58%              101%                52%                  30%

-------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF NET ASSETS

-------------------------------------------------------------------------------------------------------------------
  - U.S. GOVERNMENT OBLIGATIONS                  --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - U.S. GOVERNMENT AGENCY OBLIGATIONS           --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - FOREIGN GOVERNMENT OBLIGATIONS               --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - CORPORATE DEBT SECURITIES                    --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - CONVERTIBLE BONDS                            --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - CONVERTIBLE PREFERRED STOCKS                 --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - PREFERRED STOCKS                             --               --                  --                   --

-------------------------------------------------------------------------------------------------------------------
  - COMMON STOCKS                              97.14%            96.86%             97.36%               95.81%

-------------------------------------------------------------------------------------------------------------------



                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)


--------------------------------------------------------------------------------------------------------------------------------
                                        ACQUIRED FUNDS                                                   ACQUIRING FUND
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND        %   ENHANCED INDEX FUND         %   SOCIAL AWARENESS FUND      %   SELECT 25 FUND                %
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL     4.20  EXXON MOBIL CORPORATION   3.26  AMERICAN INTERNATIONAL   4.77  SHAW GROUP, INC.            7.35
GROUP, INC.                                                      GROUP, INC.
--------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC COMPANY   4.07  GENERAL ELECTRIC COMPANY  2.93  MICROSOFT CORPORATION    4.09  KFX, INC.                   5.54
--------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATION       3.99  MICROSOFT CORPORATION     2.12  FEDEX CORPORATION        3.90  FEDEX CORPORATION           5.27
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORPORATION      3.81  BANK OF AMERICA           1.97  UNIVISION                3.87  BJ SERVICES COMPANY         4.69
                                 CORPORATION                     COMMUNICATIONS, INC.
--------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS,  3.67  JOHNSON & JOHNSON         1.83  MEDTRONIC, INC.          3.84  CARNIVAL CORPORATION        4.53
INC.
--------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT, INC.           3.52  CITIGROUP, INC.           1.81  HOME DEPOT, INC.         3.29  WILLIAMS COMPANIES, INC.    4.30
--------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC, INC.            3.51  PFIZER, INC.              1.77  SHAW GROUP, INC.         3.17  MEDTRONIC, INC.             4.26
--------------------------------------------------------------------------------------------------------------------------------
J.B. HUNT TRANSPORT        3.39  INTEL CORPORATION         1.59  CVS CORPORATION          3.05  AMERICAN INTERNATIONAL      4.21
SERVICES, INC.                                                                                  GROUP, INC.
--------------------------------------------------------------------------------------------------------------------------------
FEDEX CORPORATION          3.31  INTERNATIONAL BUSINESS    1.47  ZIMMER HOLDINGS, INC.    3.02  L-3 COMMUNICATIONS          4.08
                                 MACHINES CORPORATION                                           HOLDING, INC.
--------------------------------------------------------------------------------------------------------------------------------
ZIMMER HOLDINGS, INC.      3.28  PROCTOR & GAMBLE COMPANY  1.36  VIACOM, INC. (CL B)      3.00  ADC TELECOMMUNICATIONS,     3.97
                                                                                                INC.
--------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FEES AND EXPENSES FOR ACQUIRED AND ACQUIRING FUNDS

The following describes and compares the fees and expenses that you may pay if you buy and hold shares of each Fund. It is expected that combining the Funds in the manner proposed in the Reorganization Plan would allow shareholders of the Large Cap Growth, Enhanced Index, and Social Awareness Funds to realize economies of scale and lower operating expenses before any waiver or reimbursement by SMC. While the Reorganization will not affect the management fee payable with respect to Select 25 Fund (as a percentage of the Fund's average daily net assets), SMC may be deemed to have a material interest in the proposed Reorganization because combination of the Funds will relieve SMC of its obligation to pay sub-advisory fees to NTI under the sub-advisory agreement applicable to Enhanced Index Fund. In addition, SMC will be relieved of its voluntary undertaking to limit the total operating expenses of each Acquired Fund, which resulted in SMC waiving fees and/or reimbursing expenses in the following amounts during the Acquired Funds' last fiscal year: Large Cap Growth Fund - $43,378; Enhanced Index Fund - $39,111; and Social Awareness Fund - $42,472.


Class A, Class B and Class C shares of the Acquiring Fund issued to an Acquired Fund shareholder in connection with the Reorganization will not be subject to any additional front-end sales charges, but will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding Acquired Fund shares held by that shareholder immediately prior to the Reorganization. In addition, the period that the shareholder held shares of an Acquired Fund would be included in the holding period of Acquiring Fund shares for purposes of calculating any contingent deferred sales charge, as well as for federal income tax purposes. Similarly, Class B shares of the Acquiring Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the corresponding Class B shares of an Acquired Fund were purchased by the shareholder. Purchases of shares of the Acquiring Fund after the Reorganization will be subject to the sales load structure described in the table below for the Acquiring Fund. This is the same sales load structure that is currently in effect for each Acquired Fund.


For further information on the fees and expenses of the Select 25 Fund, please see "More Information Regarding the Acquiring Fund" in this Proxy Statement /Prospectus.

SHAREHOLDER FEES - For each Fund, the following table describes the fees that are paid directly from a shareholder's investment:

--------------------------------------------------------------------------------
                                               CLASS A      CLASS B     CLASS C
                                                SHARES     SHARES 1      SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)             5.75%        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a
percentage of original purchase price
or redemption proceeds, whichever is lower)    None 2        5% 3        1% 4
--------------------------------------------------------------------------------

1 Class B shares convert tax-free to Class A shares automatically after eight years.

2 Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load; however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

3 5% during the first year, decreasing to 0% in the sixth and following years.

4 A deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.


COMPARISON OF OPERATING EXPENSES - The current expenses of Large Cap Growth Fund, Enhanced Index Fund, Social Awareness Fund and Select 25 Fund and estimated PRO FORMA expenses after giving effect to the proposed Reorganization of each Acquired Fund into the Acquiring Fund are shown in the table below. Expenses for the Funds are based on the operating expenses incurred for the year ended September 30, 2005. PRO FORMA fees and expenses show estimated fees and expenses of Select 25 Fund after giving effect to the proposed Reorganization as of September 30, 2005. PRO FORMA numbers are estimated in good faith and are hypothetical.



------------------------------------------------------------------------------------------------------------------------------------
                                              CLASS A                                           CLASS B AND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                        LARGE CAP    ENHANCED     SOCIAL     SELECT    PRO     LARGE CAP    ENHANCED     SOCIAL     SELECT     PRO
                         GROWTH     INDEX FUND   AWARENESS     25     FORMA     GROWTH     INDEX FUND   AWARENESS     25      FORMA
------------------------------------------------------------------------------------------------------------------------------------
Management Fees           1.00%       0.75%        1.00%     0.75%    0.75%      1.00%       0.75%        1.00%     0.75%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1)
Fees                      0.25%       0.25%        0.25%     0.25%    0.25%      1.00%       1.00%        1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses            1.32%       0.81%        0.79%     0.67%    0.50%      1.32%       0.81%        0.79%     0.67%     0.50%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES 1      2.57%       1.81%        2.04%     1.67%    1.50%      3.32%       2.56%        2.79%     2.42%     2.25%
------------------------------------------------------------------------------------------------------------------------------------


1 During the fiscal year ended September 30, 2005, SMC voluntarily waived management fees and/or reimbursed expenses in order to limit the net annual fund operating expenses of each Acquired Fund to the indicated levels (as a percentage of average daily net assets): (1) Large Cap Growth Fund - Class A (2.25%), Class B (3.00%) and Class C (3.00%); Enhanced Index Fund - Class A (1.56%), Class B (2.31%) and Class C (2.31%); and Social Awareness Fund - Class A (1.79%), Class B (2.54%) and Class C (2.54%). SMC currently continues this voluntary undertaking, which may be discontinued at any time.


The current expenses of Large Cap Growth Fund and Select 25 Fund and estimated PRO FORMA expenses after giving effect to the proposed Reorganization of Large Cap Growth Fund and Select 25 Fund are shown in the table below.


------------------------------------------------------------------------------------------------------------------
                            LARGE CAP GROWTH                            LARGE CAP GROWTH
                                CLASS A        SELECT 25   PRO FORMA   CLASS B AND CLASS C   SELECT 25   PRO FORMA
------------------------------------------------------------------------------------------------------------------
Management Fees                  1.00%           0.75%       0.75%            1.00%            0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees        0.25%           0.25%       0.25%            1.00%            1.00%       1.00%
------------------------------------------------------------------------------------------------------------------
Other expenses                   1.32%           0.67%       0.68%            1.32%            0.67%       0.68%
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES 1             2.57%           1.67%       1.68%            3.32%            2.42%       2.43%
------------------------------------------------------------------------------------------------------------------


1 During the fiscal year ended September 30, 2005, SMC voluntarily waived management fees and/or reimbursed expenses in order to limit the net annual fund operating expenses of the Acquired Fund to the indicated levels (as a percentage of average daily net assets): Large Cap Growth Fund - Class A (2.25%), Class B (3.00%) and Class C (3.00%). SMC currently continues this voluntary undertaking, which may be discontinued at any time.

The current expenses of Enhanced Index Fund and Select 25 Fund and estimated PRO FORMA expenses after giving effect to the proposed Reorganization of Enhanced Index Fund and Select 25 Fund are shown in the table below.


------------------------------------------------------------------------------------------------------------------
                            ENHANCED INDEX                                ENHANCED INDEX
                               CLASS A         SELECT 25   PRO FORMA   CLASS B AND CLASS C   SELECT 25   PRO FORMA
------------------------------------------------------------------------------------------------------------------
Management Fees                 0.75%            0.75%       0.75%            0.75%            0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees       0.25%            0.25%       0.25%            1.00%            1.00%       1.00%
------------------------------------------------------------------------------------------------------------------
Other expenses                  0.81%            0.67%       0.52%            0.81%            0.67%       0.52%
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES 1            1.81%            1.67%       1.52%            2.56%            2.42%       2.27%
------------------------------------------------------------------------------------------------------------------


1 During the fiscal year ended September 30, 2005, SMC voluntarily waived management fees and/or reimbursed expenses in order to limit the net annual fund operating expenses of the Acquired Fund to the indicated levels (as a percentage of average daily net assets): Enhanced Index Fund
      - Class A (1.56%), Class B (2.31%) and Class C (2.31%). SMC currently continues this voluntary undertaking, which may be discontinued at any time.

The current expenses of Social Awareness Fund and Select 25 Fund and estimated PRO FORMA expenses after giving effect to the proposed Reorganization of Social Awareness Fund and Select 25 Fund are shown in the table below.


------------------------------------------------------------------------------------------------------------------
                            SOCIAL AWARENESS                             SOCIAL AWARENESS
                                CLASS A        SELECT 25   PRO FORMA   CLASS B AND CLASS C   SELECT 25   PRO FORMA
------------------------------------------------------------------------------------------------------------------
Management Fees                  1.00%           0.75%       0.75%            1.00%            0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees        0.25%           0.25%       0.25%            1.00%            1.00%       1.00%
------------------------------------------------------------------------------------------------------------------
Other expenses                   0.79%           0.67%       0.54%            0.79%            0.67%       0.54%
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES 1             2.04%           1.67%       1.54%            2.79%            2.42%       2.29%
------------------------------------------------------------------------------------------------------------------


1 During the fiscal year ended September 30, 2005, SMC voluntarily waived management fees and/or reimbursed expenses in order to limit the net annual fund operating expenses of the Acquired Fund to the indicated levels (as a percentage of average daily net assets): Social Awareness Fund - Class A (1.79%), Class B (2.54%) and Class C (2.54%). SMC currently continues this voluntary undertaking, which may be discontinued at any time.


EXAMPLE - The example below is intended to help you compare the cost of investing in the Funds and in the combined Funds (after the Reorganization) on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Select 25 Fund after the Reorganization for the time periods indicated and redeemed your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeemed your shares at the end of each period shown.

              EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE REDEEMED


-----------------------------------------------------------------------------------------------------
                           CLASS A                                        CLASS B
-----------------------------------------------------------------------------------------------------
          LARGE                                         LARGE
           CAP    ENHANCED   SOCIAL    SELECT    PRO     CAP    ENHANCED   SOCIAL    SELECT   PRO
          GROWTH   INDEX    AWARENESS    25     FORMA   GROWTH   INDEX    AWARENESS    25    FORMA
-----------------------------------------------------------------------------------------------------
1 Year    $  820   $  748    $  770    $  735  $  719   $  835   $  759    $  782    $  745  $  728
-----------------------------------------------------------------------------------------------------
3 Years   $1,329   $1,112    $1,178    $1,071  $1,022   $1,321   $1,096    $1,165    $1,055  $1,003
-----------------------------------------------------------------------------------------------------
5 Years   $1,862   $1,499    $1,610    $1,430  $1,346   $1,931   $1,560    $1,674    $1,491  $1,405
-----------------------------------------------------------------------------------------------------
10 Years  $3,313   $2,579    $2,808    $2,438  $2,263   $3,440   $2,712    $2,940    $2,571  $2,396
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------
                            CLASS C
-----------------------------------------------------
          LARGE
           CAP    ENHANCED   SOCIAL    SELECT   PRO
          GROWTH   INDEX    AWARENESS    25    FORMA
-----------------------------------------------------
1 Year    $  435   $  359    $  382    $  345  $  328
-----------------------------------------------------
3 Years   $1,021   $  796    $  865    $  755  $  703
-----------------------------------------------------
5 Years   $1,731   $1,360    $1,474    $1,291  $1,205
-----------------------------------------------------
10 Years  $3,612   $2,895    $3,119    $2,756  $2,585
-----------------------------------------------------


            EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE NOT REDEEMED


-----------------------------------------------------------------------------------------------------
                            CLASS A                                       CLASS B
-----------------------------------------------------------------------------------------------------
          LARGE                                         LARGE
           CAP    ENHANCED   SOCIAL    SELECT    PRO     CAP    ENHANCED   SOCIAL    SELECT   PRO
          GROWTH   INDEX    AWARENESS    25     FORMA   GROWTH   INDEX    AWARENESS    25    FORMA
-----------------------------------------------------------------------------------------------------
1 Year    $  820   $  748    $  770    $  735  $  719   $  335   $  259    $  282    $  245  $  228
-----------------------------------------------------------------------------------------------------
3 Years   $1,329   $1,112    $1,178    $1,071  $1,022   $1,021   $  796    $  865    $  755  $  703
-----------------------------------------------------------------------------------------------------
5 Years   $1,862   $1,499    $1,610    $1,430  $1,346   $1,731   $1,360    $1,474    $1,291  $1,205
-----------------------------------------------------------------------------------------------------
10 Years  $3,313   $2,579    $2,808    $2,438  $2,263   $3,440   $2,712    $2,940    $2,571  $2,396
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------
                            CLASS C
-----------------------------------------------------
          LARGE
           CAP    ENHANCED   SOCIAL    SELECT   PRO
          GROWTH   INDEX    AWARENESS    25    FORMA
-----------------------------------------------------
1 Year    $  335   $  259    $  282    $  245  $  228
-----------------------------------------------------
3 Years   $1,021   $  796    $  865    $  755  $  703
-----------------------------------------------------
5 Years   $1,731   $1,360    $1,474    $1,291  $1,205
-----------------------------------------------------
10 Years  $3,612   $2,895    $3,119    $2,756  $2,585
-----------------------------------------------------


The examples below are intended to help you compare the cost of investing in each Fund and in the combined Funds (after each Reorganization) on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Select 25 Fund after the Reorganization for the time periods indicated and redeemed your shares at the end of each period. The Examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeemed your shares at the end of each period shown.

              EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE REDEEMED


------------------------------------------------------------------------------------------------------------
                      CLASS A                           CLASS B                          CLASS C
------------------------------------------------------------------------------------------------------------
          LARGE CAP                         LARGE CAP                        LARGE CAP
            GROWTH    SELECT 25  PRO FORMA   GROWTH    SELECT 25  PRO FORMA   GROWTH    SELECT 25  PRO FORMA
------------------------------------------------------------------------------------------------------------
1 Year      $  820     $  735     $  736     $  835     $  745     $  746     $  435     $  345     $  346
------------------------------------------------------------------------------------------------------------
3 Years     $1,329     $1,071     $1,074     $1,321     $1,055     $1,058     $1,021     $  755     $  758
------------------------------------------------------------------------------------------------------------
5 Years     $1,862     $1,430     $1,435     $1,931     $1,491     $1,496     $1,731     $1,291     $1,296
------------------------------------------------------------------------------------------------------------
10 Years    $3,313     $2,438     $2,448     $3,440     $2,571     $2,581     $3,612     $2,756     $2,766
------------------------------------------------------------------------------------------------------------


            EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE NOT REDEEMED


------------------------------------------------------------------------------------------------------------
                      CLASS A                           CLASS B                          CLASS C
------------------------------------------------------------------------------------------------------------
          LARGE CAP                         LARGE CAP                        LARGE CAP
            GROWTH    SELECT 25  PRO FORMA   GROWTH    SELECT 25  PRO FORMA   GROWTH    SELECT 25  PRO FORMA
------------------------------------------------------------------------------------------------------------
1 Year      $  820     $  735     $   36     $  335     $  245     $  246     $  335     $  245        758
------------------------------------------------------------------------------------------------------------
3 Years     $1,329     $1,071     $1,074     $1,021     $  755     $  758     $1,021     $  755     $  703
------------------------------------------------------------------------------------------------------------
5 Years     $1,862     $1,430     $1,435     $1,731     $1,291     $1,296     $1,731     $1,291     $1,296
------------------------------------------------------------------------------------------------------------
10 Years    $3,313     $2,438     $2,448     $3,440     $2,571     $2,581     $3,612     $2,756     $2,766
------------------------------------------------------------------------------------------------------------


              EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE REDEEMED


-----------------------------------------------------------------------------------------------------------
                     CLASS A                           CLASS B                          CLASS C
-----------------------------------------------------------------------------------------------------------
          ENHANCED                         ENHANCED                         ENHANCED
           INDEX     SELECT 25  PRO FORMA    INDEX    SELECT 25  PRO FORMA    INDEX    SELECT 25  PRO FORMA
-----------------------------------------------------------------------------------------------------------
1 Year     $  748     $  735     $  721     $  759     $  745     $  730     $  359     $  345     $  330
-----------------------------------------------------------------------------------------------------------
3 Years    $1,112     $1,071     $1,028     $1,096     $1,055     $1,009     $  796     $  755     $  709
-----------------------------------------------------------------------------------------------------------
5 Years    $1,499     $1,430     $1,356     $1,560     $1,491     $1,415     $1,360     $1,291     $1,215
-----------------------------------------------------------------------------------------------------------
10 Years   $2,579     $2,438     $2,283     $2,712     $2,571     $2,417     $2,895     $2,756     $2,605
-----------------------------------------------------------------------------------------------------------


            EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE NOT REDEEMED


-----------------------------------------------------------------------------------------------------------
                     CLASS A                           CLASS B                          CLASS C
-----------------------------------------------------------------------------------------------------------
          ENHANCED                         ENHANCED                         ENHANCED
           INDEX     SELECT 25  PRO FORMA    INDEX    SELECT 25  PRO FORMA    INDEX    SELECT 25  PRO FORMA
-----------------------------------------------------------------------------------------------------------
1 Year     $  748     $  735     $  721     $  259     $  245     $  230     $  259     $  245     $  230
-----------------------------------------------------------------------------------------------------------
3 Years    $1,112     $1,071     $1,028     $  796     $  755     $  709     $  796     $  755     $  709
-----------------------------------------------------------------------------------------------------------
5 Years    $1,499     $1,430     $1,356     $1,360     $1,291     $1,215     $1,360     $1,291     $1,215
-----------------------------------------------------------------------------------------------------------
10 Years   $2,579     $2,438     $2,283     $2,712     $2,571     $2,417     $2,895     $2,756     $2,605
-----------------------------------------------------------------------------------------------------------


              EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE REDEEMED


------------------------------------------------------------------------------------------------------------
                      CLASS A                           CLASS B                          CLASS C
------------------------------------------------------------------------------------------------------------
            SOCIAL                            SOCIAL                           SOCIAL
          AWARENESS   SELECT 25  PRO FORMA  AWARENESS  SELECT 25  PRO FORMA  AWARENESS  SELECT 25  PRO FORMA
------------------------------------------------------------------------------------------------------------
1 Year      $  770     $  735     $  723     $  782     $  745     $  732     $  382     $  345     $  332
------------------------------------------------------------------------------------------------------------
3 Years     $1,178     $1,071     $1,033     $1,165     $1,055     $1,015     $  865     $  755     $  715
------------------------------------------------------------------------------------------------------------
5 Years     $1,610     $1,430     $1,366     $1,674     $1,491     $1,425     $1,474     $1,291     $1,225
------------------------------------------------------------------------------------------------------------
10 Years    $2,808     $2,438     $2,304     $2,940     $2,571     $2,438     $3,119     $2,756     $2,626
------------------------------------------------------------------------------------------------------------



            EXAMPLE OF FEES AND EXPENSES - IF SHARES ARE NOT REDEEMED


------------------------------------------------------------------------------------------------------------
                      CLASS A                           CLASS B                          CLASS C
------------------------------------------------------------------------------------------------------------
            SOCIAL                            SOCIAL                           SOCIAL
          AWARENESS   SELECT 25  PRO FORMA  AWARENESS  SELECT 25  PRO FORMA  AWARENESS  SELECT 25  PRO FORMA
------------------------------------------------------------------------------------------------------------
1 Year      $  770     $  735     $  723     $  282     $  245     $  232     $  282     $  245     $  232
------------------------------------------------------------------------------------------------------------
3 Years     $1,178     $1,071     $1,033     $  865     $  755     $  715     $  865     $  755     $  715
------------------------------------------------------------------------------------------------------------
5 Years     $1,610     $1,430     $1,366     $1,474     $1,291     $1,225     $1,474     $1,291     $1,225
------------------------------------------------------------------------------------------------------------
10 Years    $2,808     $2,438     $2,304     $2,940     $2,571     $2,438     $3,119     $2,756     $2,626
------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND


PERFORMANCE OF THE ACQUIRING FUND - The charts and tables below provide some indication of the risks of investing in the Acquiring Fund by showing changes in the Acquiring Fund's Class A share performance from year to year and by showing how the Acquiring Fund's average annual returns have compared to those of a broad-based securities market index - the Russell 1000 Growth Index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

The bar charts do not reflect the impact of taxes and distributions or the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Average annual total returns for the Acquiring Fund's Class A shares include a deduction of the 5.75% front-end sales charge. Class B shares include a deduction of the appropriate deferred sales charge (5% in the first year declining to 0% in the sixth and later years). Class C shares include a deduction of the deferred sales charge of 1% in the first year.

SELECT 25 FUND - CLASS A

HIGHEST AND LOWEST RETURNS
(QUARTERLY 2000-2005)
--------------------------------------------------------------------------------

HIGHEST QUARTER
Q4 ended December 31, 2001          20.45%

LOWEST QUARTER
Q3 ended September 30, 2001        -18.76%

 [BAR CHART]

2000     -17.7%
2001     -10.9%
2002     -26.3%
2003      16.9%
2004      10.9%
2005      11.7%


----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2005)
----------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                                                                        1 YEAR         5 YEARS       INCEPTION 2
----------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                    5.29%          -2.17%         -1.21%
----------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions 1                                  5.29%          -2.17%         -1.21%
----------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions and Sale of Fund Shares 1          3.44%          -1.83%         -1.03%
----------------------------------------------------------------------------------------------------------------
Class B                                                                  5.75%          -2.14%         -1.09%
----------------------------------------------------------------------------------------------------------------
Class C                                                                  9.85%          -1.75%         -1.04%
----------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index
   (reflects no deduction for fees, expenses or taxes) 3                 5.26%          -3.58%         -2.95%
----------------------------------------------------------------------------------------------------------------


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

2 For the period beginning January 29, 1999 (date of inception) to December 31, 2005.

3 The Russell 1000 Growth Index is an unmanaged index which includes stocks incorporated in the United States and its territories and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index performance assumes reinvestment of dividends and distributions.

For additional information about the Acquiring Fund's performance, including a discussion about market conditions and investment strategies that significantly affected its performance during its last fiscal year, please refer to Appendix C.

INVESTMENT MANAGER- SMC is located at One Security Benefit Place, Topeka, Kansas 66636. The Investment Manager has overall responsibility for the management of the Acquiring Fund. The Investment Manager furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of the Acquiring Fund, and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board. For such services, the Investment Manager is entitled to receive compensation on an annual basis equal to 0.75% of the average net assets of the Acquiring Fund, computed on a daily basis and payable monthly.

A discussion regarding the basis of the Board's approval of the Acquiring Fund's investment advisory contract is available in the Funds' semiannual report for the fiscal half-year ended March 31, 2005.

PORTFOLIO MANAGER - Mark Mitchell has responsibility for the day-to-day management of the Acquiring Fund. Mr. Mitchell, Vice President and Portfolio Manager of the Investment Manager, has managed the Acquiring Fund since February 2004. He has 16 years of finance and investment experience and is a Chartered Financial Analyst charterholder. Prior to joining the Investment Manager,

Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management from 1994 to 2002, serving as: Vice President and Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1999, Mr. Mitchell served in various portfolio management-related positions with GE Asset Management Capital.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Acquiring Fund shares.

FORM OF ORGANIZATION - The Acquiring Fund is a series of Security Equity Fund, a Kansas corporation registered as an open-end management investment company. Security Equity Fund is governed by the Board, which currently consists of seven directors.


INFORMATION ABOUT THE REORGANIZATION


THE REORGANIZATION PLAN -- The Reorganization Plan provides for the transfer of all of the assets and liabilities of each Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund. Each Acquired Fund will distribute the shares of the Acquiring Fund received in the exchange to its shareholders, and then the Acquired Funds will be liquidated.

After the Reorganization, each shareholder of an Acquired Fund will own shares in the Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Fund held by that shareholder as of the close of business on the business day preceding the Closing.

Until the Closing, shareholders of the Acquired Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by the respective Acquired Fund for the redemption of Acquiring Fund shares received by the shareholder in the Reorganization.

The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the shareholders of the Acquired Funds. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan may be terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at APPENDIX A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.


The foregoing summarizes the material aspects of the Reorganization Plan. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at APPENDIX A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.


REASONS FOR THE REORGANIZATION -- The Funds have investment objectives, investment strategies and risks that are comparable in many respects. Accordingly, the Funds are somewhat duplicative. In addition, the Reorganizations would create a larger Acquiring Fund, which should benefit shareholders of each of the Funds by spreading costs across a larger asset base, and which will allow shareholders of the Acquired Funds to continue to participate in a professionally managed portfolio at a lower level of gross operating expenses without relying on SMC's voluntary undertaking to limit net operating expenses. Also, a larger Acquiring Fund may improve trading efficiency and may eventually realize economies of scale and lower operating expenses. Based upon these considerations, the Board determined that the Acquired Funds should be reorganized.

The proposed Reorganization was presented to the Board for consideration and approval at meetings held on November 18, 2005 and February 10, 2006. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of Security Equity Fund, determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each of the Funds and its shareholders.

BOARD CONSIDERATIONS -- The Board, in recommending the Reorganization, considered a number of factors, including the following:


1. expense ratios and information regarding fees and expenses of the Acquired Funds and the Acquiring Fund, which indicate that current shareholders of the Acquired Funds will benefit from the Reorganization by getting a comparable investment at a lower cost than their current investment, and at a lower cost before taking voluntary expense limitations or reimbursements into account;


2. the Reorganization would not dilute the interests of any Fund's current shareholders;

3. the stronger relative investment performance of the Acquiring Fund as compared to the Acquired Funds over most measuring periods;

4. the similarity of the Acquired Funds' investment objectives, policies and restrictions and share class structure to those of the Acquiring Fund, which indicates that Acquired Fund shareholders will continue in a comparable investment vehicle;

5. elimination of duplication of costs and inefficiencies of having four similar Funds; and

6. the tax-free nature of the Reorganization to each Fund and its shareholders.

The Board also considered the future potential benefits to the Acquiring Fund in that its operating costs may be reduced if the Reorganization is approved.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATION.

TAX CONSIDERATIONS -- The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Fund, nor the shareholders will recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, each Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the shareholders all of the Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Acquired Funds' shareholders.


As of September 30, 2005, Large Cap Growth Fund, Enhanced Index Fund, Social Awareness Fund, and Select 25 Fund, respectively, had accumulated capital loss carryforwards in the amount of approximately $2,312,370, $4,110,950, $1,499,176, and $11,459,603, respectively. Each Fund's capital loss carryforwards may be used to offset, at least in part, any capital gains realized by that Fund prior to the Reorganization. After the Reorganization, any remaining capital loss carryforwards may be available to the Acquiring Fund to offset its capital gains, although the amount of these losses which may offset the Acquiring Fund's capital gains in any given year may be limited. As a result of this limitation, it is possible that the Acquiring Fund may not be able to use these losses as rapidly as the Acquired Funds might have, and part or all of these losses may not be useable at all. The ability of the Acquiring Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards currently are available only to shareholders of the respective Acquired Funds. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of the Acquiring Fund.

EXPENSES OF THE REORGANIZATION -- In light of the lower level of expenses to which Acquired Fund shareholders will be subject following the Reorganization (especially assuming the Reorganization of each Acquired Fund) and the de minimis impact of the Proposed Reorganization on Acquired Fund expenses, the Board has determined that it is appropriate for the Acquired Funds to share in the expenses of the Reorganization. The Acquired Funds collectively will bear one-half of the expenses relating to the Reorganization, split evenly among each Acquired Fund whose shareholders approve the Reorganization. The Investment Manager will bear the remainder of the expenses relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with preparation of the Acquiring Fund's registration statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, proxy solicitation expenses, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

It is anticipated that certain portfolio holdings of the Acquired Funds may be liquidated in connection with the Reorganization or after completion of the Reorganization as part of the rationalization of the Acquired Fund's post-Reorganization portfolio. The timing and extent of such transactions is difficult to predict, but portfolio holdings liquidation is not expected to exceed (1) 90% of the Enhanced Index Fund, (2) 50% of the Large Cap Growth Fund and(3) 50% of the Social Awareness Fund. The commission rate per share associated with liquidation of such a percentage of each Acquired Fund's portfolio as of September 30, 2005 should be no more than four cents ($.04) per share. Such brokerage transactions will generate taxable capital gains and may negatively affect Fund performance.


DIVIDENDS AND OTHER DISTRIBUTIONS - Each Fund pays dividends from net investment income, and each distributes net capital gains, if any, at least annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the Fund unless otherwise directed by shareholders. There are no fees or sales charges on reinvestments.

If the Reorganization Plan is approved by shareholders of an Acquired Fund, then as soon as practicable before the Closing, the Acquired Fund will pay its shareholders a cash distribution of all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION OF THE FUNDS - The following table shows on an unaudited basis the capitalization of each Fund as of December 31, 2005 and on a PRO FORMA basis as of December 31, 2005, after giving effect to the Reorganization.



-------------------------------------------------------------------------------------------------------------------------
                                             ACQUIRED FUNDS                                ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                              SELECT 25
                                                                                             FUND SHARES
                                                                                              ISSUED TO
                                                                                              ACQUIRED            PRO
                                                                                                FUND         FORMA SELECT
                                                                                            SHAREHOLDERS        25 FUND
                                LARGE CAP        SOCIAL         ENHANCED       SELECT 25         AT             SHARES
                               GROWTH FUND   AWARENESS FUND    INDEX FUND        FUND       REORGANIZATION    OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $16,881,647    $16,954,332     $14,305,893     $25,124,744        --           $73,266,616
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS PER SHARE              $6.27          $20.45          $9.46           $9.48           --              $9.48
-------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING              2,691,878       828,969        1,512,423       2,649,264      5,078,257        7,727,521
-------------------------------------------------------------------------------------------------------------------------


The following table shows the number of Acquiring Fund shares that will be issued to the shareholders of each Acquired Fund at the time of each Reorganization, the number of Acquiring Fund shares as of December 31, 2005 and on a PRO FORMA basis as of December 31, 2005, after giving effect to each Reorganization.


--------------------------------------------------------------------------------------------------------------------
                                        SELECT 25 FUND SHARES
                                      ISSUED TO SHAREHOLDERS OF                                 PRO FORMA SELECT 25
                                          ACQUIRED FUNDS AT                                         FUND SHARES
                                           REORGANIZATION            SELECT 25 FUND SHARES          OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                         1,780,764                    2,649,264                 4,430,028
--------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS FUND                         1,788,432                    2,649,264                 4,437,696
--------------------------------------------------------------------------------------------------------------------
ENHANCED INDEX FUND                           1,509,061                    2,649,264                 4,158,325
--------------------------------------------------------------------------------------------------------------------
TOTAL                                         5,078,257                    2,649,264                 7,727,521
--------------------------------------------------------------------------------------------------------------------



GENERAL INFORMATION

OTHER BUSINESS. The Directors do not know of any matters to be presented at the Special Meeting other than those set forth in this proxy statement. If other business should properly come before the Special Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.


PROXY SOLICITATION. The Board is soliciting Acquired Fund shareholders' proxies on behalf of Security Equity Fund. The principal solicitation of proxies will be by the mailing of this Proxy Statement/Prospectus commencing on or about April 10, 2006, but proxies may also be solicited by telephone and/or in person by representatives of SMC or its affiliate(s), or InvestorCONNECT, a private proxy services firm. If we have not received your vote as the date of the Special Meeting approaches, you may receive a call from InvestorCONNECT to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.


The estimated cost of retaining InvestorCONNECT is approximately $37,500.00. As previously discussed, the costs of the Special Meeting, including the preparation and mailing of the Notice, Proxy Statement/Prospectus and proxy, and the solicitation of proxies, including reimbursements to broker-dealers and others who forwarded proxy materials to their clients, will be allocated one-half to SMC and/or its affiliates and one-half to the respective Acquired Funds that are a party to the transaction.

SHAREHOLDER VOTING. Shareholders of record at the close of business on April 3, 2006 (the "Record Date") are entitled to notice of, and to vote at, the Special Meeting. As of the Record Date, there were issued and outstanding [________] shares of the Large Cap Growth Fund, [________] shares of the Enhanced Index Fund, and [________] shares of the Social Awareness Fund.


The persons owning of record or beneficially 5% or more of the outstanding shares of any Acquired Fund as of the Record Date, are set forth in APPENDIX D. As of the Record Date, Security Equity Fund's Directors and officers, as a group, owned less than 1.00% of the outstanding shares of any Acquired Fund.

Shareholders are entitled to one vote for each share held and fractional votes for fractional shares. The presence in person or by proxy of the holders of a majority of the outstanding shares of an Acquired Fund on the Record Date is required to constitute a quorum at the Special Meeting with respect to that Acquired Fund, and therefore must be present for the transaction of business at the Special Meeting. Shares held by shareholders present in person or represented by proxy at the Special Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Special Meeting.

Abstentions and "broker non-votes" are counted as shares eligible to vote at the Special Meeting in determining whether a quorum is present, but do not represent votes cast with respect to the proposal. "Broker non-votes" are shares held by a broker or nominee as to which instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power.

In the event that a quorum is not present at the Special Meeting, or a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies or to obtain the vote required for approval of one or more proposals. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to any adjournment of the Special Meeting on any proposal for which there are sufficient votes for approval, even though the Special Meeting is adjourned as to other proposals.

In order that your shares may be represented at the Special Meeting, you are requested to vote your shares by mail, the Internet, or by telephone by following the enclosed instructions. If you wish to participate in the Special Meeting, please submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend the Special Meeting in person. Any proxy given by a shareholder, whether in writing, by telephone or via the Internet is revocable. A shareholder may revoke the proxy at any time prior to its use by filing with Security Equity Fund a written revocation or a duly executed proxy card bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, attendance in-person at the Special Meeting, by itself, will not revoke a previously tendered proxy. If you vote by telephone or the Internet, please do not return your proxy card(s), unless you later elect to change your vote.

VOTE REQUIRED. Shareholders of each Acquired Fund vote separately on Proposal 1. Approval of the Reorganization with respect to an Acquired Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Acquired Fund that are present at the meeting, if the holders of more than 50% of the Acquired Fund's shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Acquired Fund. Accordingly, assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on Proposal 1.

INVESTMENT MANAGER, ADMINISTRATOR AND PRINCIPAL UNDERWRITER. SMC, the Funds' investment adviser and administrator, is located at One Security Benefit Place, Topeka, KS 66636-0001. The principal underwriter/of the Funds, Security Distributors, Inc., is located at One Security Benefit Place, Topeka, KS 66636-0001. SMC and Security Distributors, Inc. are affiliates of each other.

SHAREHOLDER REPORTS. Shareholders can find important information about the Funds in the Annual Report dated September 30, 2005. You may obtain a copy of the Funds' Annual Report without charge by writing to the Funds at the address above or by calling the Funds at 1-800-888-2461.

SHAREHOLDER PROPOSALS. As a general matter, Security Equity Fund does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the secretary of Security Equity Fund, One Security Benefit Place, Topeka, KS 66636-0001.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION ABOUT THE FUNDS. Security Equity Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Funds.

TO ENSURE THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING, WE REQUEST PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                             By Order of the Board of Directors,


                                             /s/ Amy J. Lee
                                             Secretary
                                             Security Equity Fund

March 24, 2006
One Security Benefit Place
Topeka, Kansas 66636-0001

                  MORE INFORMATION REGARDING THE ACQUIRING FUND

Each of the Acquired and Acquiring Funds share the following policies.

BUYING SHARES

Shares of the Acquiring Fund are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Acquiring Fund's distributor, Security Distributors, Inc. ("authorized financial intermediaries"), and are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Acquiring Fund's transfer agent or an authorized financial intermediary. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Acquiring Fund. Shares purchased directly from the Acquiring Fund are not assessed such additional charges but may be subject to a front-end sales charge as noted below.

There are three different ways to buy shares of the Acquiring Fund: Class A shares, Class B shares or Class C shares. The different classes of the Acquiring Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution and service fees for each class. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Fund reserves the right to reject any order to purchase shares in whole or in part.

The Acquiring Fund no longer issues certificates; all Acquiring Fund shares are issued in non-certificate form.

CUSTOMER IDENTIFICATION AND VERIFICATION -- To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Security Equity Fund must obtain the following information for each person that opens an account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Acquiring Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

MARKET TIMING/SHORT-TERM TRADING -- Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, transferring money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or transferring from one Fund to another and then back again after a short period of time. As money is transferred in and out, a Fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of a Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs. Investors may be more likely to attempt to engage in market timing with respect to Funds that invest a significant portion of their assets in the securities of foreign issuers, securities that are thinly traded and/or securities such as certain high yield securities that do not routinely have readily available market quotations.

The Board has adopted policies and procedures against market timing and the Acquiring Fund discourages market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same broker/dealer or other financial intermediary on an omnibus basis may be rejected in whole or in part by a Fund. Transactions accepted by a financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Funds and may be cancelled or revoked by the Funds by the close of business on the next business day following receipt.

The policies and procedures of the Funds are intended to restrict transactions that are disruptive to the Funds or potentially disadvantageous to other shareholders. Although the Funds have adopted policies and procedures, the Funds may be dependant upon authorized financial intermediaries that offer the Funds' shares to assist in implementing these policies and procedures. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Funds' policies and procedures take into account, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers made within the previous 12 months;

o     transfers to and from (or from and to) the same Fund;

o whether a shareholder's transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.

If it is determined that a shareholder's transfer patterns among the Funds are disruptive or potentially disadvantageous to other shareholders, the Funds will send the shareholder a letter notifying the shareholder that the Funds are prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four "round trip transfers" during any prior 12-month period. A "round trip transfer" is a transfer (1) from the Fund followed by a transfer to that Fund or (2) to the Fund followed by a transfer from that Fund.

In their sole discretion, the Funds may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Funds may aggregate transfers made in two or more transactions that the Funds believe are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).

Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Funds' or a financial intermediary's ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Funds nor the financial intermediaries that sell the Funds' shares can guarantee that the policies and procedures will detect every potential market timer. The Funds apply the policies and procedures adopted by the Board consistently to all investors without special arrangement, waiver, or exception.

Because the Funds cannot guarantee that all harmful trading activity will be detected, and because the cooperation of broker/dealers and other financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Funds or a financial intermediary implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.


CLASS A SHARES - Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at the Acquiring Fund's net asset value per share (NAV) next calculated after the order is accepted by the Fund, plus the sales charge set forth in the following table. The NAV plus the sales charge is the "offering price." The Acquiring Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange
(NYSE) is open.


          ------------------------------------------------------------
                                                SALES CHARGE
                                    ----------------------------------
                                          AS A         AS A PERCENTAGE
          AMOUNT OF ORDER            PERCENTAGE OF      OF NET AMOUNT
          (OFFERING PRICE)           OFFERING PRICE       INVESTED
          ------------------------------------------------------------
          Less than $50,000              5.75%              6.10%
          $50,000 to $99,999             4.75%              4.99%
          $100,000 to $249,999           3.75%              3.90%
          $250,000 to $499,999           2.75%              2.83%
          $500,000 to $999,999           2.00%              2.04%
          $1,000,000 or more*             None               None
          ------------------------------------------------------------

* Purchases of $1,000,000 or more are not subject to a sales charge at the time of purchase, but are subject to a deferred sales charge of 1.00% if redeemed within one year following purchase. The deferred sales charge is a percentage of the lesser of the NAV of the shares redeemed or the net cost of such shares. Shares that are not subject to a deferred sales charge are redeemed first.

As indicated in the table above, substantial investments receive lower sales charge rates. In order to reduce your Class A sales charges, you, your spouse, and your dependents (under the age of 21) may combine all of your Fund investments into one purchase. You may also, under rights of accumulation, combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. In addition, you may submit a Statement of Intention to help reduce your sales charges. This Statement allows you to count all Class A investments within a 13-month period as if you were making all of the investments at the same time, in order to qualify for reduced sales charges. If you do not fulfill the commitment reflected in your Statement of Intention, you will bear the sales charge rate associated with your total purchases, less redemptions. The Funds also make available a reinstatement privilege to reduce your sales charges in the event you redeem your shares and then subsequently reinstate your account within 30 days. Furthermore, Class A shares of the Funds may be purchased without a sales charge when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed.

The distributor must be notified when a purchase is made that may qualify under any of the above provisions. Consequently, an investor acquiring Class A shares directly from the distributor must indicate in the purchase order that the purchase may qualify under any of the above provisions, and must provide enough information to substantiate the claim. If an investor purchases Class A shares through a dealer or other financial intermediary, the investor must inform the dealer or intermediary of any facts, including any records required by the intermediary, that may qualify a purchase for any of the above provisions, such as other holdings of Class A shares held directly with the Funds or through other accounts with other dealers or financial intermediaries.

For more information, you may also consult your broker or financial intermediary, or visit our website at www.securitybenefit.com. This website provides hyperlinks that facilitate access to information, stated in a clear and prominent format, that will assist you in determining means of reducing your Class A shares initial sales charge as well as provide other information on the Fund's sales loads and breakpoint discounts


CLASS A DISTRIBUTION PLAN - The Class A Distribution Plan allows the payment of distribution fees to the Acquiring Fund's distributor. The distributor uses the fees to pay for activities related to the sale of Class A shares and services provided to shareholders. The distribution and service fee is equal to 0.25% of the average daily net assets of the Acquiring Fund's Class A shares. Because distribution fees are paid out of the Acquiring Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

CLASS B SHARES - Class B shares are not subject to a sales charge at the time of purchase. An order for Class B shares will be priced at the Acquiring Fund's NAV next calculated after the order is accepted by the Acquiring Fund. The Acquiring Fund's NAV is generally calculated as of the close of trading on every day the NYSE is open.


Class B shares are subject to a deferred sales charge if redeemed within five years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

                   ------------------------------------------
                   NUMBER OF YEARS SINCE          DEFERRED
                          PURCHASE              SALES CHARGE
                   ------------------------------------------
                             1                       5%
                             2                       4%
                             3                       3%
                             4                       3%
                             5                       2%
                         6 and more                  0%
                   ------------------------------------------

The Acquiring Fund's distributor will waive the deferred sales charge under certain circumstances. See the section titled "Waiver of Deferred Sales Charge."


CLASS B DISTRIBUTION PLAN - The Class B Distribution Plan allows the Acquiring Fund to pay distribution fees to the distributor. The distributor uses the fees to finance activities related to the sale of Class B shares and services to shareholders. The distribution and service fee is equal to 1.00% of the average daily net assets of the Acquiring Fund's Class B shares. Because the distribution fees are paid out of the Acquiring Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase. This is advantageous to Class B shareholders because Class A shares are subject to a lower distribution fee than Class B shares. A pro rata amount of Class B shares purchased through the reinvestment of dividends or other distributions is also converted to Class A shares each time that shares purchased directly are converted.


CLASS C SHARES - Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at the Acquiring Fund's NAV next calculated after the order is accepted. The Acquiring Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open.


Class C shares are subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Acquiring Fund's distributor will waive the deferred sales charge under certain circumstances. See the section titled "Waiver of Deferred Sales Charge."


CLASS C DISTRIBUTION PLAN - The Class C Distribution Plan allows the Acquiring Fund to pay distribution fees to the distributor. The distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution and service fee is equal to 1.00% of the average daily net assets of the Acquiring Fund's Class C shares. Because the distribution fees are paid out of the Acquiring Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

WAIVER OF DEFERRED SALES CHARGE - The Acquiring Fund's distributor will waive the deferred sales charge under the following circumstances:


o Upon the death of the shareholder if shares are redeemed within one year of the shareholder's death;

o Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased;

o In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code ("Code");

o     In connection with distributions from retirement plans qualified under
      Section 401(a) or 401(k) of the Code for (i) returns of excess contributions to the plan; (ii) retirement of a participant in the plan;
      (iii) a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge); (iv) financial hardship (as defined in regulations under the Code) of a participant in a plan; (v) termination of employment of a participant in a plan; or (vi) any other permissible withdrawal under the terms of the plan.

SELLING SHARES

Selling your shares of the Acquiring Fund is called a "redemption," because the Acquiring Fund buys back the shares. A shareholder may sell shares at any time through his or her broker/ dealer or other financial intermediary, or directly through the Acquiring Fund's transfer agent. Shares will be redeemed at the NAV next determined after the order is received by the Acquiring Fund's transfer agent or an authorized financial intermediary, less any applicable deferred sales charge. The Acquiring Fund's NAV is generally calculated as of the close of trading on every day the NYSE is open. Any share certificates representing Acquiring Fund shares being sold must be returned with a request to sell the shares.

When redeeming recently purchased shares, if the Acquiring Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days.

BY MAIL -- To sell shares by mail, send a letter of instruction that includes:

o     The name and signature of the account owner(s)

o     The name of the Fund

o     The dollar amount or number of shares to sell

o     Where to send the proceeds

o     A signature guarantee if

      o The check will be mailed to a payee or address different than that of the account owner, or

      o     The sale of shares is more than $25,000.

--------------------------------------------------------------------------------
A signature guarantee helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

        Security Management Company, LLC
        P.O. Box 750525
        Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

o INDIVIDUAL OR JOINT TENANTS: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

o UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

o SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

o CORPORATION OR ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with Security Equity Fund.

o TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

o     RETIREMENT: Written instructions must be signed by the account owner.

BY TELEPHONE -- If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 7:00 a.m. and 6:00 p.m. Central time. Security Equity Fund requires that requests for redemptions over $25,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461. Shareholders may not redeem shares held in an Individual Retirement Account ("IRA") or 403(b)(7) account by telephone.

BY BROKER -- You may redeem your shares through your broker. Brokers may charge a commission upon the redemption of shares.


PAYMENT OF REDEMPTION PROCEEDS - Payments may be made by check. Redemption proceeds will be sent to the shareholder(s) of record at the address on the Acquiring Fund's records generally within seven days of receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds, SMC will provide a certified or cashier's check, or send the redemption proceeds by express mail, upon the shareholder's request or send the proceeds by wire transfer to the shareholder's bank account upon receipt of appropriate wire transfer instructions.


In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder's bank account.

The Acquiring Fund may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than a weekend or holiday, or any emergency is deemed to exist by the SEC.

Although the Acquiring Fund intends to pay redemption proceeds in cash, under unusual conditions that make payment in cash disadvantageous to the Acquiring Fund, the Acquiring Fund reserves the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price ("redemption in kind"). In the event a shareholder were to receive a redemption in kind of portfolio securities of a the Acquiring Fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

DETERMINATION OF NET ASSET VALUE - The NAV of the Acquiring Fund is computed as of the close of regular trading hours on the NYSE (normally 3 p.m. Central time) on days when the NYSE is open. The NYSE is open Monday through Friday, except in observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Acquiring Fund does not price its shares. Therefore, the NAV of the Acquiring Fund may change on days when shareholders will not be able to buy or sell shares of the Fund if it is holding foreign securities.

Portfolio securities and other investments are valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on Nasdaq will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the Acquiring Fund's valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. The Investment Manager makes such determinations in good faith in accordance with the Acquiring Fund's valuation procedures. There can be no assurance that the Acquiring Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Acquiring Fund determines its net asset value per share.

SHAREHOLDER SERVICES

ACCUMULATION PLAN - An investor may choose to invest in the Acquiring Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments, and is terminable at will.

Payments are made by sending a check to the distributor who (acting as agent for the dealer) will purchase whole and fractional shares of the Acquiring Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

Investors may also choose to use an Automatic Investment Plan (automatic bank draft) to make Acquiring Fund purchases. There is no additional charge for choosing to use an Automatic Investment Plan. Withdrawals from your bank account may occur up to three business days before the date scheduled to purchase Acquiring Fund shares. An application for an Automatic Investment Plan may be obtained from Security Equity Fund.

SYSTEMATIC WITHDRAWAL PROGRAM - Shareholders who wish to receive regular monthly, bi-monthly, quarterly, semi-annual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate net asset value of $5,000 or more are deposited with the Investment Manager, which will act as agent for the shareholder under the program. Shares are liquidated at NAV. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.

A shareholder may establish a Systematic Withdrawal Program with respect to Class B and Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date ("Free Systematic Withdrawals"). Free Systematic Withdrawals are not available if a Program established with respect to Class B or Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B or Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described above. A Systematic Withdrawal form may be obtained from Security Equity Fund.

EXCHANGE PRIVILEGE -- Shareholders of the Funds may exchange their shares for shares of another Fund or for shares of other mutual funds distributed by the Funds' distributor. An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including a Fund's right to reject any order to purchase shares.

Shareholders who hold their shares in a tax-qualified retirement plan may exchange shares of the Acquiring Fund for shares of Security Cash Fund, provided that exchanges to Security Cash Fund are not available to shareholders who have purchased through the following custodial accounts of the Investment Manager: 403(b)(7) accounts, SEP accounts and SIMPLE plans. All exchanges are made at the relative NAVs of the Funds on the date of the exchange.

Exchanges may be made only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently imposed on such an exchange; however, any applicable redemption charge will be imposed on an exchange of Security Global Fund Class A shares held for 30 days or less. Shares of a particular class of the Acquiring Fund may be exchanged only for shares of the same class of another available fund or for Class A shares of Security Cash Fund, if available. Any applicable contingent deferred sales charge will be imposed upon redemption and calculated from the date of the initial purchase without regard to the time shares were held in Security Cash Fund. For tax purposes, an exchange is a sale of shares that may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after purchase of the exchanged shares. Exchanges are made upon receipt of a properly completed Exchange Authorization form. Before exchanging your shares for shares of another mutual fund that is distributed by the distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

To exchange shares by telephone, a shareholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a shareholder may exchange shares by telephone by calling the Funds at 1-800-888-2461, on weekdays (except holidays) between the hours of 7:00 a.m. and 6:00 p.m. Central time. Exchange requests received by telephone after the close of the NYSE (normally 3:00 p.m. Central time) will be treated as if received on the next business day. The exchange privilege, including telephone exchanges, dollar cost averaging and asset rebalancing, may be changed or discontinued at any time by either the Investment Manager or the Acquiring Fund upon 60 days' notice to shareholders.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt performance and its other shareholders, the funds reserve the right to limit the amount or number of exchanges or discontinue this privilege if (1) a fund or its Investment Manager believes that the fund would be harmed or unable to invest effectively, or (2) a fund receives or anticipates simultaneous orders that may significantly affect the fund. The funds also may reject future investments from a shareholder if the shareholder engages in, or is suspected of engaging in, short-term or excessive trading.


DOLLAR COST AVERAGING -- This option is available only to shareholders of a 403(b)(7) account sponsored by the Investment Manager and opened on or after June 5, 2000. The option allows such shareholders to make periodic exchanges of shares from the Security Capital Preservation Fund (held in non-certificate form) to one or more of the funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as "dollar cost averaging." With dollar cost averaging, the cost of the securities gets averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.


Shareholders may obtain a dollar cost averaging request form from the Investment Manager. Shareholders designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Investment Manager will exchange shares as requested on the first business day of the month.

The Investment Manager will make exchanges until account value in the Security Capital Preservation Fund is depleted or until you instruct the Investment Manager to terminate dollar cost averaging. Dollar cost averaging may be terminated at any time by written request to the Investment Manager.


ASSET REBALANCING -- This option is available only to participants in a 403(b)(7) account sponsored by the Investment Manager and opened on or after June 5, 2000. This option allows such participants to automatically exchange shares of those funds available under the exchange privilege as described above on a quarterly basis to maintain a particular percentage allocation among the funds. Shares of such funds must be held in non-certificated form. Account value allocated to a fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate account value in the funds to the allocation you select on a quarterly basis.


Shareholders may obtain an asset rebalancing request form from the Investment Manager. You must designate on the form the applicable funds and the percentage of account value to be maintained in each fund. Thereafter, the Investment Manager will exchange shares of the funds to maintain that allocation on the first business day of each calendar quarter. Asset rebalancing may be terminated at any time by written request to the Investment Manager.

RETIREMENT PLANS - Security Equity Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Code. Further information concerning these plans is contained in the Funds' Statement of Additional Information.


MANAGEMENT OF THE ACQUIRING FUND

INVESTMENT MANAGER -- SMC is a Kansas limited liability company. On December 31, 2005, the aggregate assets of all of the mutual funds under the investment management of SMC were approximately $5.5 billion. SMC has overall responsibility for the management of the Acquiring Fund. Security Equity Fund and SMC have entered into an agreement that requires SMC to provide investment advisory, statistical and research services to the Acquiring Fund, supervise and arrange for the purchase and sale of securities on behalf of the Acquiring Fund, and provide for the maintenance and compilation of records pertaining to the investment advisory function. The agreement with SMC can be terminated by the Board upon 60 days' written notice. The investment management fee for the Acquiring Fund is equal to 0.75%, on an annual basis, of the average daily net assets of the Acquiring Fund. The investment management fee is computed and accrued daily and paid monthly. For the fiscal year ended September 30, 2005, the Acquiring Fund paid investment management fees of $162,619 to SMC.

PARENT COMPANY AND DISTRIBUTOR -- SMC is controlled by its members, Security Benefit Life Insurance Company ("Security Benefit") and Security Benefit Corporation. Security Benefit Corporation is an insurance and financial services holding company wholly-owned by Security Benefit Mutual Holding Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Security Benefit, a life insurance company, is incorporated under the laws of Kansas. SMC is a direct, and the Security Distributors, Inc. is an indirect, wholly-owned subsidiary of Security Benefit.


ADMINISTRATIVE AGENT -- SMC also acts as the administrative agent for the Funds and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Funds. For these services, SMC receives, on an annual basis, a fee of 0.09% of the average net assets of the Funds, calculated daily and payable monthly.

Under a Transfer Agency Agreement dated February 1, 2004, SMC acts as the transfer agent for the Funds. As such, it processes purchase and redemption transactions and acts as the dividend disbursing agent. For this service, SMC receives the following fees with respect to the Funds:

1. ACCOUNT SET-UP CHARGE - A fee of $4 to open an account on the transfer agency system to hold shares of the Funds.


2. ANNUAL MAINTENANCE CHARGE - An annual per account fee of (i) $8 per open account for regular accounts; (ii) $6.50 per open account with respect to accounts which are Matrix Level III pursuant to the National Securities Clearing Corporation networking systems; and (iii) $5 per account for closed accounts that remain outstanding on the transfer agency system (regardless of whether such accounts are regular or Matrix Level III).

3. TRANSACTION Charge - A per transaction charge of (i) $1.10 per transaction for regular accounts; and (ii) $0.60 per transaction for accounts that are Matrix Level III.


The Funds are each also subject to a minimum fee per year of $25,000.

ALLOCATION OF PORTFOLIO BROKERAGE -- Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interests of the Acquiring Fund. In reaching a judgment relative to the qualifications of a broker-dealer ("broker") to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account, including the overall reasonableness of commissions paid to a broker, the firm's general execution and operational capabilities, its responsiveness (which may include such things as the broker's willingness to commit capital and whether the broker's representatives are accommodating), and its reliability and financial condition. Subject to the foregoing considerations, the execution of portfolio transactions may be directed to brokers who furnish investment information or research services to SMC. Such investment information and research services include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities and purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line data base systems, the equipment for which is provided by the broker, that enable SMC to have real-time access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations.


If a transaction is directed to a broker supplying investment services or research information, the transaction charges (i.e., a commission or a charge that is deemed to be the equivalent of a commission) paid for such transaction may be in excess of the transaction charges another broker would have charged for effecting that transaction provided that SMC shall have determined in good faith that the transaction charges are reasonable in relation to the value of the investment information or the research services provided.

Securities held by the Acquiring Fund may also be held by other investment advisory clients of SMC, including other investment companies. In addition, SMC's parent company, Security Benefit, may also hold some of the same securities as the Acquiring Fund. When selecting securities for purchase or sale for the Acquiring Fund, SMC may at the same time be purchasing or selling the same securities for one or more of such other accounts. Subject to SMC's obligation to seek best execution, such purchases or sales may be executed simultaneously or "bunched." It is the policy of SMC not to favor one account over the other.


DIVIDENDS AND TAXES

The Acquiring Fund will distribute all or substantially all its net investment income and net capital gains to its shareholders that it has realized, at least annually. Your dividends and distributions will be reinvested in the Acquiring Fund, unless you instruct SMC otherwise. There are no fees or sales charges on reinvestments.

TAX ON DISTRIBUTIONS - Acquiring Fund dividends and distributions are taxable to shareholders (unless your investment is in an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you hold your shares.


In addition to federal tax, dividends and distributions may be subject to state and local taxes. If the Acquiring Fund declares a dividend or distribution in October, November or December but pays it in January, you will be taxed on that dividend or distribution as if you received it in the previous year.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Series are generally taxed to individual taxpayers:

o Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Tax-deferred retirement accounts generally do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The Acquiring Fund has "short-term capital gains" when it sells assets within 12 months after buying them. Your share of the Fund's net short-term capital gains will be taxed at ordinary income rates. The Acquiring Fund has "long-term capital gains" when it sells assets that it has owned for more than 12 months. Distributions designated by the Acquiring Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Acquiring Fund shares.

The Acquiring Fund will mail you information concerning the tax status of the distributions for each calendar year on or before January 31 of the following year.


TAXES ON SALES OR EXCHANGES --You may be taxed on any sale or exchange of Acquiring Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them.


The gain or loss will be capital gain or loss and will be long-term capital gain or loss if you held your shares for more than one year. Any loss recouped on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Acquiring Fund may be disallowed under "wash sale" rules to the extend the shares disposed of are replaced with other shares of the Acquiring Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Acquiring Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

BACKUP WITHHOLDING - As with all mutual funds, the Acquiring Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Acquiring Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN SHAREHOLDERS - Shareholders that are not U.S. investors under the federal tax laws will generally be subject to U.S. withholding and are generally subject to special U.S. tax certification requirements. Additionally, a valid W-8BEN form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required to accompany the w-8BEN form.


NEW TAX LEGISLATION -- Pursuant to recently passed tax legislation, a regulated investment company (a "RIC") such as the Acquiring Fund that earns certain interest income that would not be subject to U.S. tax if earned by a foreign person directly will be permitted, to the extent of such income, to designate a dividend it pays as derived from such interest income. A foreign person who is a shareholder in the RIC generally will be able to treat such a dividend as exempt from gross-basis U.S. tax, as if the foreign person had earned the interest directly. The new law generally applies to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008.

You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Acquiring Fund.

Please see the Statement of Additional Information for additional tax information.

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND

The financial highlights tables are is intended to help you understand the financial performance of the Acquiring Fund's Class A shares, Class B shares and Class C shares during the past five years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund assuming reinvestment of all dividends and distributions. This information has been derived from financial statements that have been audited by Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, whose report, along with the Acquiring Fund's financial statements, are included in the annual report, which is available upon request.


--------------------------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS A)
--------------------------------------------------------------------------------------------------
                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                               ---------------------------------------------------
                                               2005(b)   2004(b)   2003(b)   2002(b)     2001(b)
                                               -------   -------   -------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.........   $  7.81   $  7.27   $  6.52   $   7.58   $  11.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................     (0.07)    (0.06)    (0.05)     (0.07)     (0.06)
Net gain (loss) on securities
   (realized and unrealized)................      1.62      0.60      0.80      (0.99)     (3.70)
                                               -------   -------   -------   --------   --------
Total from investment operations............      1.55      0.54      0.75      (1.06)     (3.76)

LESS DISTRIBUTIONS:
Dividends (from net investment income)......        --        --        --         --         --
Distributions (from realized gains).........        --        --        --         --         --
                                               -------   -------   -------   --------   --------
Total distributions.........................        --        --        --         --         --
                                               -------   -------   -------   --------   --------
NET ASSET VALUE END OF PERIOD...............   $  9.36   $  7.81   $  7.27   $   6.52   $   7.58
                                               =======   =======   =======   ========   ========
TOTAL RETURN (a)............................     19.85%     7.43%    11.50%    (13.98)%   (33.16)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)........   $ 8,912   $ 9,228   $10,396   $ 11,933   $ 14,347
Ratio of expenses to average net assets.....      1.67%     1.56%     1.63%      1.46%      1.39%
Ratio of net investment income
   (loss) to average net assets.............     (0.79)%   (0.75)%   (0.70)%    (0.81)%    (0.60)%
Portfolio turnover rate.....................        13%       44%       54%        33%        44%
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS B)
--------------------------------------------------------------------------------------------------
                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                               ---------------------------------------------------
                                               2005(b)   2004(b)   2003(b)    2002(b)    2001(b)
                                               -------   -------   -------   --------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.........   $  7.50   $  7.04   $  6.36   $   7.44   $  11.22

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................     (0.13)    (0.11)    (0.10)     (0.13)     (0.13)
Net gain (loss) on securities
   (realized and unrealized)................      1.55      0.57      0.78      (0.95)     (3.65)
                                               -------   -------   -------   --------   --------
Total from investment operations............      1.42      0.46      0.68      (1.08)     (3.78)

LESS DISTRIBUTIONS:
Dividends (from net investment income)......        --        --        --         --         --
Distributions (from realized gains).........        --        --        --         --         --
                                               -------   -------   -------   --------   --------
Total distributions.........................        --        --        --         --         --
                                               -------   -------   -------   --------   --------
NET ASSET VALUE END OF PERIOD...............   $  8.92   $  7.50   $  7.04   $   6.36   $   7.44
                                               =======   =======   =======   ========   ========
TOTAL RETURN (a)............................     18.93%     6.53%    10.69%    (14.52)%   (33.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)........   $ 7,000   $ 7,333   $ 8,203   $  8,566   $ 11,519
Ratio of expenses to average net assets.....      2.42%     2.31%     2.38%      2.21%      2.14%
Ratio of net investment income
   (loss) to average net assets.............     (1.54)%   (1.50)%   (1.45)%    (1.56)%    (1.35)%
Portfolio turnover rate.....................        13%       44%       54%        33%        44%
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS C)
--------------------------------------------------------------------------------------------------
                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                               ---------------------------------------------------
                                                2005     2004(b)   2003(b)   2002(b)(c)  2001(b)
                                               -------   -------   -------   ---------- --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.........   $  7.52   $  7.06   $  6.38   $   7.47   $  11.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................     (0.13)    (0.11)    (0.10)     (0.13)     (0.13)
Net gain (loss) on securities
   (realized and unrealized)................      1.55      0.57      0.78      (0.96)     (3.66)
                                               -------   -------   -------   --------   --------
Total from investment operations............      1.42      0.46      0.68      (1.09)     (3.79)

LESS DISTRIBUTIONS:
Dividends (from net investment income)......        --        --        --         --         --
Distributions (from realized gains).........        --        --        --         --         --
                                               -------   -------   -------   --------   --------
Total distributions.........................        --        --        --         --         --
                                               -------   -------   -------   --------   --------
NET ASSET VALUE END OF PERIOD...............   $  8.94   $  7.52   $  7.06   $   6.38   $   7.47
                                               =======   =======   =======   ========   ========
TOTAL RETURN (a)............................     18.88%     6.52%    10.66%    (14.59)%   (33.66)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)........   $ 5,029   $ 5,866   $ 6,225   $  3,954   $  4,531
Ratio of expenses to average net assets.....      2.42%     2.31%     2.37%      2.21%      2.14%
Ratio of net investment income
   (loss) to average net assets.............     (1.54)%   (1.50)%   (1.44)%    (1.56)%    (1.35)%
Portfolio turnover rate.....................        13%       44%       54%        33%        44%
--------------------------------------------------------------------------------------------------


(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class A, Class B and Class C shares.

(b) Net investment income (loss) was computed using average shares outstanding throughout the period.

(c) The financial highlights for Class C Shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

                                   APPENDIX A

                             PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Reorganization Plan") is adopted as of this 10th day of February, 2006, by Security Equity Fund (the "Company") with its principal place of business at One Security Benefit Place, Topeka, Kansas 66636-0001, on behalf of its series, Large Cap Growth Fund, Enhanced Index Fund, Social Awareness Fund, and Select 25 Fund.

This Reorganization Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations to which this Reorganization Plan applies (each a "Reorganization") will consist of the transfer of all of the assets of each Acquired Fund in the table below to the respective Acquiring Fund in the table below in exchange solely for voting shares ($1.00 par value per share) of the respective Acquiring Fund (the "Acquiring Fund Shares"); the assumption by the Acquiring Fund of all liabilities of the respective Acquired Fund; and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Reorganization Plan:

              ACQUIRED FUND                 ACQUIRING FUND

          Large Cap Growth Fund             Select 25 Fund

           Enhanced Index Fund

          Social Awareness Fund

This Reorganization Plan will apply separately to each proposed Reorganization.

WHEREAS, the Company is an open-end, registered investment company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, the Company, on behalf of the Acquiring Fund and the Acquired Fund separately, hereby approves the Reorganization Plan on the following terms and conditions:

TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals of the shareholders of the Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:
      (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of an Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

VALUATION

2.1. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business of the New York Stock Exchange (NYSE) and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Articles of Incorporation"), the then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business of the NYSE and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Company's Articles of Incorporation, the then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquiring Fund's designated record keeping agent.

CLOSING AND CLOSING DATE

3.1. The Closing Date shall be May 5, 2006, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the Board of Directors or officers of the Company may designate.

3.2. The Company shall direct the Custodian of the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

3.3. Security Management Company, LLC, as transfer agent for the Acquired Fund (the "Transfer Agent"), shall deliver, on behalf of the Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

REPRESENTATIONS AND WARRANTIES

4.1. The Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

      (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

      (g) The Acquired Fund has no material contracts or other commitments (other than this Reorganization Plan) that will be terminated with liability to it prior to the Closing Date;

      (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (i) The financial statements of the Acquired Fund as of and for the year ended September 30, 2005 have been audited by Ernst & Young, LLP, independent registered public accounting firm. Such statements are in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on the balance sheet or in the notes thereto;

      (j) Since September 30, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

      (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under
            Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

      (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

      (n) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, and, subject to the approval of the shareholders of the Acquired Fund, this Reorganization Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2. The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

      (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

      (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

      (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (h) The financial statements of the Acquiring Fund as of and for the year ended September 30, 2005 have been audited by Ernst & Young LLP, independent registered public accounting firm. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired
            Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on the balance sheet or in the notes thereto;

      (i) Since September 30, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph
            (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

      (j) On the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under
            Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

      (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

      (m) The adoption and performance of this Reorganization Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company on behalf of the Acquiring Fund and this Reorganization Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Reorganization Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Company;

      (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

      (p) That insofar as it relates to Company or the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. To the extent required by applicable law, the Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Reorganization Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Reorganization Plan.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5. Subject to the provisions of this Reorganization Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Plan.

5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Reorganization Plan as promptly as practicable.

5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Reorganization Plan.

5.9. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Acquiring Fund and the Company contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Company and the Acquiring Fund on or before the Closing Date; and

6.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Company and the Acquired Fund contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Company and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Company or the Acquired Fund on or before the Closing Date;

7.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

7.4. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders
      (i) all of its investment
      company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Reorganization Plan shall, at its option, not be required to consummate the transactions contemplated by this Reorganization Plan:

8.1. The Reorganization Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Kansas law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Reorganization Plan or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. Dechert LLP shall deliver an opinion addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Reorganization Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Reorganization Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not waive the condition set forth in this paragraph 8.5.

BROKERAGE FEES AND EXPENSES

9.1. The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The Acquired Fund shall bear one-half of the expenses relating to the proposed Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      The representations, warranties and covenants contained in this Reorganization Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

TERMINATION

      This Reorganization Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Plan inadvisable.

AMENDMENTS

      This Reorganization Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company; provided, however, that following any meeting of the shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Reorganization Plan, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Reorganization Plan to the detriment of such shareholders without their further approval.

HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1. The Article and paragraph headings contained in this Reorganization Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Plan.

13.2. This Reorganization Plan shall be governed by and construed in accordance with the laws of the State of Kansas without regard to its principles of conflicts of laws.

13.3. This Reorganization Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Plan.

13.4. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of such party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Board of Directors of the Company has caused this Reorganization Plan to be approved on behalf of the Acquiring Fund and each Acquired Fund.

                                             SECURITY EQUITY FUND


                                             By:    MICHAEL G. ODLUM
                                                    ________________________
                                             Name:  Michael G. Odlum

                                             Title: President

                                   APPENDIX B

              ADDITIONAL INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

FOREIGN SECURITIES -- Foreign investments involve certain special risks, including, but not limited to, (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; and (vi) higher operational expenses.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Series may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Fund.

EMERGING MARKETS -- The risks associated with foreign investments are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be young and developing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

SMALLER COMPANIES -- Small- or medium-sized companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

CONVERTIBLE SECURITIES AND WARRANTS -- The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

INITIAL PUBLIC OFFERING -- A Fund's investment in securities offered through initial public offerings (IPOs) may have a magnified performance impact, either positive or negative, on the Fund, particularly if it has a small asset base. There is no guarantee that as a Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs. A Fund's investments in IPOs may make it subject to more erratic price movements than the overall equity market. Series X may be particularly susceptible to IPO risk.

HIGH YIELD SECURITIES -- Higher yielding debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as "junk bonds." The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below BBB or in default) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in lower-medium and low-quality bonds involves greater investment risk and is highly dependent on SMC's or NTI's credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

FUTURES AND OPTIONS -- The Funds may utilize futures contracts, options on futures and may purchase call and put options and write call and put options on a "covered" basis. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are segregated by the Fund's custodian). Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the options), or the obligation (where the investor writes (sells) the options), to buy or sell an asset at a predetermined price in the future. If a Fund invests in non-dollar denominated foreign securities, it may also engage in forward foreign currency transactions. The instruments listed above may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies, to manage exposure to changes in interest rates, and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower a Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

SWAPS, CAPS, FLOORS AND COLLARS -- Interest rate and/or index swaps, and the purchase or sale of related caps, floors and collars are used primarily to preserve a return or spread on a particular investment or portion of its portfolio as a technique for managing the portfolio's duration (i.e. the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. To the extent a Fund enters into these types of transactions, it will be done to hedge and not as a speculative investment, and the Fund will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest on a notional amount of principal. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS -- The price of "when issued", "forward commitment" or "delayed delivery" securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. When a Fund purchases securities on this basis, there is a risk that the securities may not be delivered and that the Fund may incur a loss. Each Fund may purchase or sell securities on a when issued, forward commitment or delayed delivery basis.

CASH RESERVES -- Cash reserves maintained by a Fund may include domestic, and for certain Funds, foreign money market instruments as well as certificates of deposit, bank demand accounts and repurchase agreements. The Funds may establish and maintain reserves as SMC or NTI believes is advisable to facilitate a Fund's cash flow needs (e.g., redemptions, expenses and, purchases of portfolio securities) or for temporary, defensive purposes.

BORROWING -- While the Funds have no present intention of borrowing for investment purposes, the Funds may borrow up to one-third of total assets for purposes of investment. Borrowings may be collateralized with Fund assets. To the extent that a Fund purchases securities while it has outstanding borrowings, it may be deemed to be using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

SECURITIES LENDING -- For purposes of realizing additional income, the Funds may lend their portfolio securities to certain borrowers. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of good standing and will not be made unless, in the judgment of SMC or NTI, the consideration to be earned from such loans would justify the risk.

                                   APPENDIX C

                               PERFORMANCE UPDATE

SECURITY EQUITY FUND
Manager's Commentary
SELECT 25(R) SERIES
November 15, 2005
(unaudited)

TO OUR SHAREHOLDERS:

The Select 25 Fund, a series of the Security Equity Fund returned 19.85% in the period, beating the benchmark Russell 1000 Growth index's return of 11.66% and out performing the Fund's peer group median return of 12.23%. Strong stock selection and sector positioning drove excellent results in fiscal 2005.

Our approach to managing the Select 25 Fund is based on our investment philosophy described below.

We understand a company's growth potential over the long-term based on our bottom up fundamental investment process. We invest today based on future potential. We concentrate our investments in companies with sustainable competitive advantages when they are undervalued. Companies must demonstrate management's ability by consistently adding shareholder value. They must have strong financial positions and be well positioned for growth. We are patient buyers and sellers focused on the long-term, and we take advantage of investor uncertainty and short-term thinking.

This philosophy is applied to a broad range of growth names. Each of our Research analysts recommend their favorite names based on this analysis. We then narrow the list down to our favorite 25-30 names that get included in the portfolio.

ENERGY AND INDUSTRIAL STOCKS ARE TOP PERFORMERS

The Fund's energy holdings were up 86% compared to 65% for the index. The sector benefited significantly as a result of the increase in the price of crude oil. Positions in Williams Companies and KFx contributed positively to the Fund. Williams, up 110%, benefited from rising oil prices. KFx appreciated 122% as a result of progress being made in the commercialization of the company's proprietary clean coal technology.

The industrial sector was up over 35% for the Fund versus up 8% for the benchmark. Shaw Group and L-3 Communications were the major drivers within the sector. Shaw Group was up 106% as a result of continued world wide economic growth and the corresponding demand for their infrastructure related services. L-3 Communications was up 19%, benefiting from continued strong defense related spending.

CONSUMER DISCRETIONARY AND HEALTH CARE SECTORS DISAPPOINT

Both the consumer discretionary and consumer staples sectors underperformed their respective benchmark. Harley Davidson, down 16%, and Wal-Mart down 17%, impacted the Fund negatively. Harley Davidson was down as a result of the company lowering their 2005 production schedule and general concerns of a slowdown in consumer spending. Also, Wal-Mart was negatively impacted by consumer slowdown fears as well as questions about their long-term growth prospects.

Health care, as a sector overall, underperformed the index. Strong performance by Amgen was partially offset by the negative impact of Boston Scientific. Amgen was up over 41% as a result of posting solid operating results and diminishing fears regarding the reimbursement environment. Boston Scientific was down over 24% as a result of concerns regarding their long-term growth prospects and declining market share in the drug eluting stent market in the U.S.

2006 MARKET OUTLOOK

We are optimistic on the equity market as we look out into 2006. However, there are several near-term concerns that need to pass. The most significant, in our opinion, is the spending capacity of the U.S. consumer. Above average consumer spending trends have persisted as a result of favorable monetary and fiscal policies. These favorable policy trends are now being reversed. Additionally, higher energy prices will weigh heavily on the consumer as we move through the winter season.

We continue to look for opportunities that are long-term in nature and benefit from both an attractive valuation and the ability to improve their fundamental competitive position.

We believe that investing is a long-term pursuit that requires patience and a consistent approach. Dollar cost averaging is a sound way to build long-term value. We recognize there are many investment fund alternatives available today and thank you for your business and the confidence you place in us.

Sincerely,

Mark Mitchell
Senior Portfolio Manager

                                  [LINE CHART]

------------------------------------------------------------------------
                       SECURITY SELECT 25 FUND VS.
                S&P 500 INDEX & RUSSEL 1000 GROWTH INDEX

------------------------------------------------------------------------
                        SELECT              S&P           RUSSELL 1000
                      25 SERIES          500 INDEX        GROWTH INDEX
------------------------------------------------------------------------
    1/29/1999          9,425.00          10,000.00           10,000.00
    9/30/1999          9,924.53          10,111.95           10,049.99
    9/30/2000         10,687.95          11,456.43           12,403.67
    9/30/2001          7,144.15           8,408.85            6,743.24
    9/30/2002          6,145.10           6,687.10            5,225.76
    9/30/2003          6,851.98           8,319.10            6,579.50
    9/30/2004          7,360.93           9,473.80            7,074.26
    9/30/2005          8,821.80          10,633.86            7,895.14

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Select 25 Fund on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Effective February 1, 2005, the Select 25 Fund changed its benchmark to the Russell 1000 Growth Index. The Investment Manager has determined that the Russell 1000 Growth Index is a more appropriate index than the S&P Index, which is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance, because the Russell 1000 Growth Index more closely reflects the types of securities in which the Fund invests and thus provides shareholders with a more appropriate benchmark against which to compare the Fund's performance.

--------------------------------------------------------------
                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------
         PERIODS ENDED 9-30-05    1 YEAR   5 YEARS    SINCE
                                                    INCEPTION

A Shares                          19.85%   (3.77)%   (0.99)%
                                                    (1-29-99)

A Shares with sales charge        12.91%   (4.90)%   (1.86)%
                                                    (1-29-99)

B Shares                          18.93%   (4.48)%   (1.70)%
                                                    (1-29-99)

B Shares with CDSC                13.93%   (4.87)%   (1.70)%
                                                    (1-29-99)

C Shares                          18.88%   (4.51)%   (1.67)%
                                                    (1-29-99)

C Shares with CDSC                17.88%   (4.51)%   (1.67)%
                                                    (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                                   APPENDIX D


                              OWNERSHIP INFORMATION


As of the Record Date, the name, address, and share ownership of persons who owned of record or beneficially 5% or more of the outstanding shares of an Acquired Fund are set forth below:

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                 SHARES
SHAREHOLDER AND ADDRESS                          OWNED               % OWNED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ENHANCED INDEX FUND

--------------------------------------------------------------------------------
                                                 SHARES
SHAREHOLDER AND ADDRESS                          OWNED               % OWNED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOCIAL AWARENESS FUND

--------------------------------------------------------------------------------
                                                 SHARES
SHAREHOLDER AND ADDRESS                          OWNED               % OWNED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                              TOPEKA, KS 66636-0001
                           (TOLL-FREE) 1-800-888-2461

                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

                                  JUNE 1, 2006

The undersigned hereby appoint(s) Amy J. Lee, Donald A. Chubb, Jr. and Brenda M. Harwood, or any one of them, proxies, each of them with full power of substitution, to vote and act with respect to all shares of the Security [ ] Fund (the "Acquired Fund") which the undersigned is entitled to vote at the Special Meeting of Security Equity Fund shareholders to be held at the executive offices of Security Equity Fund, One Security Benefit Place, Topeka, Kansas 66636, June 1, 2006 at 1:00 p.m. (Central time) and at any adjournment(s) or postponements thereof.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. This proxy card will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY CARD WILL BE VOTED "FOR" PROPOSAL 1.

                            o FOLD AND DETACH HERE o

--------------------------------------------------------------------------------

                             [LASER FUND NAME HERE]
                              (the "Acquired Fund")

             SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 1, 2006


      THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL

Please vote, date and sign this proxy card and return it promptly in the enclosed envelope. Please indicate your vote by an "x" in the appropriate box below:

1. To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Acquired Fund by Security Select 25 Fund (the "Acquiring Fund"), a series of Security Equity Fund, solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.

             FOR           AGAINST       ABSTAIN

             [ ]             [ ]           [ ]

                                                       PLEASE VOTE BY    [X]
                                                       CHECKING THE
                                                       APPROPRIATE BOX
                                                       AS IN THIS
                                                       EXAMPLE

                                             DATE: ___________________________

                                             _________________________________

                                             SIGNATURE

                            PROXY VOTING INSTRUCTIONS

Your mailed proxy statement provides details on important issues relating to your Fund. The board of directors of Security Equity Fund recommends that you vote "FOR" the proposal.

To make voting faster and more convenient for you, we are offering a variety of ways to vote your proxy. You may vote using the Internet or by telephone instead of completing and mailing the enclosed proxy card. The Internet and telephone are generally available 24 hours a day and your vote will be confirmed and posted immediately. Use whichever method is most convenient for you! If you choose to vote via the Internet or by phone, you should not mail your proxy card.

WAYS TO VOTE YOUR SHARES

Your vote is important no matter how many shares you own. Voting your shares early will avoid costly follow-up mail and telephone solicitation.

ONLINE          1. CLICK ON WWW.MYPROXYONLINE.COM.

                2. ENTER THE 12 DIGIT CONTROL NUMBER.

                3. FOLLOW THE INSTRUCTIONS ON THE WEB SITE.

                4. ONCE YOU HAVE VOTED, YOU DO NOT NEED TO MAIL YOUR PROXY CARD.

BY PHONE        1. CALL TOLL-FREE 1-866-437-4675.

                2. ENTER THE 12 DIGIT CONTROL NUMBER.

                3. FOLLOW THE RECORDED INSTRUCTIONS.

                4. ONCE YOU HAVE VOTED, YOU DO NOT NEED TO MAIL YOUR PROXY CARD

BY MAIL COMPLETE AND SIGN YOUR PROXY CARD AND MAIL IT IN THE POSTAGE-PAID ENVELOPE RECEIVED WITH YOUR SHAREHOLDER MAILING. TO ENSURE YOUR VOTE IS VALIDATED PROPERLY, PLEASE SIGN YOUR PROXY CARD AS DESCRIBED IN THE "INSTRUCTIONS FOR SIGNING PROXY CARDS" SECTION OF YOUR PROXY MATERIALS.


IN PERSON       THE SHAREHOLDER MEETING WILL TAKE PLACE JUNE 1, 2006, AT 1:00
                P.M., CENTRAL TIME, AT THE OFFICE OF SECURITY EQUITY FUND,
                LOCATED AT ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636.


                            o FOLD AND DETACH HERE o
--------------------------------------------------------------------------------


                                   Questions?


We urge you to spend time reviewing your proxy statement and the proposal included in the package. Should you have any questions, we encourage you to call 1-866-304-2059 toll-free Monday through Friday from 9:30 a.m. to 10:00 p.m. Eastern time. We have retained InvestorCONNECT to assist our shareholders in the voting process. If we have not received your proxy card by May__, 2006, representatives from InvestorCONNECT may call you to remind you to exercise your vote.

                 YOUR PROXY VOTE IS IMPORTANT! PLEASE VOTE TODAY

                                     PART B

                              SECURITY EQUITY FUND

--------------------------------------------------------------------------------

                       Statement of Additional Information


                                 March 27, 2006

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares of:

Large Cap Growth Fund,                         Select 25 Fund
Enhanced Index Fund, and                       One Security Benefit Place
Social Awareness Fund                          Topeka, Kansas 66636-0001
One Security Benefit Place
Topeka, Kansas 66636-0001

This Statement of Additional Information is available to the shareholders of Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund in connection with a proposed transaction whereby all of the assets and liabilities of Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund will be transferred to Select 25 Fund in exchange for shares of Select 25 Fund.

This Statement of Additional Information of Select 25 Fund consists of this cover page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Security Equity Fund dated February 1, 2006; and

2. The Financial Statements of Large Cap Growth Fund, Enhanced Index Fund, Social Awareness Fund and Select 25 Fund as included in Security Equity Fund's Annual Report filed for the year ended September 30, 2005.


This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated April 7, 2006 relating to the reorganization of the Large Cap Growth Fund, Enhanced Index Fund, and Social Awareness Fund may be obtained, without charge, by writing to Security Management Company, LLC, at One Security Benefit Place, Topeka, Kansas 66636-0001 or calling (800) 888-2461. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.


PRO FORMA COMBINING STATEMENT OF ASSETS AND
LIABILITIES (UNAUDITED)                            ENHANCED      LARGE CAP      SOCIAL                                   PRO FORMA
SEPTEMBER 30, 2005                                   INDEX        GROWTH       AWARENESS     SELECT 25    ADJUSTMENTS     COMBINED

------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value 1........................   $14,861,547   $13,938,293   $16,893,756   $20,902,312                 $66,595,908
Cash...........................................           340       372,549           738        91,224                     464,851
Receivables:
   Fund shares sold............................         6,745        20,506        18,846         4,826                      50,923
   Securities sold.............................       138,156            --            --            --                     138,156
   Dividends...................................        17,543         6,546         4,971         6,360                      35,420
   Variation margin............................           735            --            --            --                         735
Prepaid expenses...............................         9,695        14,824         9,854         9,944                      44,317
                                                  ----------------------------------------------------------------------------------
Total assets...................................    15,034,761    14,352,718    16,928,165    21,014,666                  67,330,310
                                                  ----------------------------------------------------------------------------------

LIABILITIES:
Payable for:
   Securities purchased........................       145,525       161,441       263,137            --                     570,103
   Fund shares redeemed........................           429        12,032         6,300        16,973                      35,734
   Management fees.............................         6,084         8,666        10,272        12,636                      37,658
   Custodian fees..............................            --            --         1,400         1,600                       3,000
   Transfer agent and administration fees......         4,516         6,807         4,814         5,513                      21,650
   Professional fees...........................         8,286         8,581         8,458         8,606                      33,931
   12b-1 distribution plan fees................       125,190        90,588         7,106        27,044                     249,928
   Reimbursement due to advisor................            --         2,626            --            --                       2,626
   Other.......................................         5,227           855         1,082         1,364                       8,528
                                                  ----------------------------------------------------------------------------------
Total liabilities..............................       295,257       291,596       302,569        73,736                     963,158
                                                  ----------------------------------------------------------------------------------
NET ASSETS.....................................   $14,739,504   $14,061,122   $16,625,596   $20,940,930                 $66,367,152
                                                  ==================================================================================

NET ASSETS CONSIST OF:
Paid in capital................................   $18,264,609   $15,511,601   $18,220,270   $27,674,023                 $79,670,503
Accumulated undistributed net investment income        33,715            --            --            --                      33,715
Accumulated net realized loss on sale of
   investments, futures and foreign currency
   transactions................................    (4,550,439)   (2,388,522)   (1,551,431)  (11,459,603)                (19,949,995)
Net unrealized appreciation (depreciation) in
   value of investments, futures and
   translation of assets and liabilities in
   foreign currency............................       991,619       938,043       (43,243)    4,726,510                   6,612,929
                                                  ----------------------------------------------------------------------------------
Net Assets.....................................   $14,739,504   $14,061,122   $16,625,596   $20,940,930                 $66,367,152
                                                  ==================================================================================

CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized).....       652,149     1,340,489       528,373       952,480   2,695,946       3,648,426
Net assets.....................................   $ 6,248,424   $ 8,260,907   $10,724,719   $ 8,911,920                 $34,145,970
Net asset value and redemption price per share    $      9.58   $      6.16   $     20.30   $      9.36                 $      9.36
                                                  ==================================================================================
Maximum offering price per share
   (net asset value divided by 94.25%).........   $     10.16   $      6.54   $     21.54   $      9.93                 $      9.93
                                                  ==================================================================================

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized).....       519,663       450,115       230,064       785,052   1,307,375       2,092,427
Net assets.....................................   $ 4,718,273   $ 2,653,394   $ 4,290,117   $ 7,000,438                 $18,662,222
Net asset value, offering and redemption
   price per share (excluding any applicable
   contingent deferred sales charge)...........   $      9.08   $      5.89   $     18.65   $      8.92                 $      8.92
                                                  ==================================================================================

CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized).....       414,367       531,423        84,453       562,231     954,182       1,516,413
Net assets.....................................   $ 3,772,807   $ 3,146,821   $ 1,610,760   $ 5,028,572                 $13,558,960
Net asset value, offering and redemption
   price per share (excluding any applicable
   contingent deferred sales charge)...........   $      9.10   $      5.92   $     19.07   $      8.94                 $      8.94
                                                  ==================================================================================

1 Investments, at cost.........................   $13,869,477   $13,000,250   $16,936,999   $16,175,802                 $59,982,528


PRO FORMA COMBINING STATEMENT OF OPERATIONS
(UNAUDITED)                                        ENHANCED      LARGE CAP      SOCIAL                                   PRO FORMA
FOR THE YEAR ENDED SEPTEMBER 30, 2005                INDEX        GROWTH       AWARENESS     SELECT 25    ADJUSTMENTS     COMBINED

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends...................................   $   335,890   $   204,677   $   311,860   $   185,577          --     $ 1,038,004
   Interest....................................         6,833         6,208        32,473         5,800          --          51,314
                                                  ----------------------------------------------------------------------------------
   Total investment income.....................       342,723       210,885       344,333       191,377          --       1,089,318
                                                  ----------------------------------------------------------------------------------

EXPENSES:
   Management fees.............................       117,333       140,504       169,887       162,619     (92,589) 1      497,754
   Custodian fees..............................        14,521         4,718         4,568         5,205     (23,807) 2        5,205
   Transfer agent/maintenance fees.............        38,733       106,193        54,638        67,806     (49,870) 2      217,500
   Administration fees.........................        28,193        24,949        25,287        24,997          --         103,426
   Directors' fees.............................           365           190           333           404          --           1,292
   Professional fees...........................         9,907        10,653        11,574        11,049     (28,183) 2       15,000
   Reports to shareholders.....................         1,677         2,496         1,407         2,507          --           8,087
   Registration fees...........................        31,278        34,087        35,210        31,519     (94,094) 2       38,000
   Other expenses..............................         1,561         1,965         1,892         2,198          --           7,616
   12b-1 distribution plan fees - Class A......        17,297        19,341        25,917        22,723          --          85,278
   12b-1 distribution plan fees - Class B......        51,586        31,297        50,242        72,047          --         205,172
   12b-1 distribution plan fees - Class C......        35,668        31,842        15,978        53,888          --         137,376
                                                  ----------------------------------------------------------------------------------
   Total expenses..............................       348,119       408,235       396,933       456,962    (288,543)      1,321,706
   Less: Expenses waived.......................       (39,111)      (35,126)      (42,472)           --     116,709 1            --
         Earnings credits......................            --        (1,371)           --            --       1,371 1            --
         Reimbursement of expenses-Class A.....            --        (4,677)           --            --       4,677 1            --
         Reimbursement of expenses-Class B.....            --        (1,921)           --            --       1,921 1            --
         Reimbursement of expenses-Class C.....            --        (1,654)           --            --       1,654 1            --
                                                  ----------------------------------------------------------------------------------
   Net expenses................................       309,008       363,486       354,461       456,962    (162,211)      1,321,706
                                                  ----------------------------------------------------------------------------------
   Net investment income (loss)................        33,715      (152,601)      (10,128)     (265,585)    162,211        (232,388)
                                                  ----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the year on:
   Investments.................................     1,284,720       292,724       (90,090)      544,010                   2,031,364
   Futures.....................................        13,476            --            --            --                      13,476
                                                  ----------------------------------------------------------------------------------
   Net realized gain (loss)....................     1,298,196       292,724       (90,090)      544,010                   2,044,840
                                                  ----------------------------------------------------------------------------------

Net unrealized appreciation during the year on:
   Investments.................................       245,400       499,904     1,425,092     3,480,799                   5,651,195
   Futures.....................................         2,874            --            --            --                       2,874
                                                  ----------------------------------------------------------------------------------
   Net unrealized appreciation.................       248,274       499,904     1,425,092     3,480,799                   5,654,069
                                                  ----------------------------------------------------------------------------------
   Net gain....................................     1,546,470       792,628     1,335,002     4,024,809                   7,698,909
                                                  ----------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations................................   $ 1,580,185   $   640,027   $ 1,324,874   $ 3,759,224                 $ 7,466,521
                                                  ==================================================================================


1     Based on contract in effect for the surviving fund

2 Decrease due to the elimination of duplicative expenses achieved by merging the funds

PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    COMMERCIAL
                                                      PAPER - 0.8%
                                                    FINANCIAL -
                                                      OTHER -
      --  $500,000         --        --  $500,000   Countrywide
                                                      Financial,
                                                      3.85%,
                                                      10-06-05      $        --  $   499,733  $        --  $        --  $   499,733
                                                                    ----------------------------------------------------------------
                                                     TOTAL
                                                      COMMERCIAL
                                                      PAPER
                                                      (cost
                                                      $499,733)              --      499,733           --           --      499,733
                                                                    ----------------------------------------------------------------

                                                    COMMON STOCKS
                                                      - 98.1%
                                                    ADVERTISING -
                                                      0.0%
     200        --         --        --       200   Omnicom Group,
                                                      Inc.               16,726           --           --           --       16,726
                                                                    ----------------------------------------------------------------

                                                    AEROSPACE &
                                                      DEFENSE - 3.0%
   1,047        --         --        --     1,047   Boeing Company       71,144           --           --           --       71,144
      --     2,400         --        --     2,400   General
                                                      Dynamics
                                                      Corporation            --      286,920           --           --      286,920
      --        --         --    13,800    13,800   L-3
                                                      Communications
                                                      Holdings,
                                                      Inc.                   --           --           --    1,091,166    1,091,166
   1,288        --         --        --     1,288   Lockheed
                                                      Martin
                                                      Corporation        78,619           --           --           --       78,619
     580        --         --        --       580   Northrop
                                                      Grumman
                                                      Corporation        31,523           --           --           --       31,523
   1,700        --         --        --     1,700   Raytheon
                                                      Company            64,634           --           --           --       64,634
     800        --         --        --       800   Rockwell
                                                      Colllins,
                                                      Inc.               38,656           --           --           --       38,656
     380     5,600         --        --     5,980   United
                                                      Technologies
                                                      Corporation        19,699      290,304           --           --      310,003
                                                                    ----------------------------------------------------------------
                                                                        304,275      577,224           --    1,091,166    1,972,665
                                                                    ----------------------------------------------------------------

                                                    AGRICULTURAL
                                                      PRODUCTS
                                                      - 0.1%
   3,066        --         --        --     3,066   Archer-Daniels-
                                                      Midland
                                                      Company            75,608           --           --           --       75,608
                                                                    ----------------------------------------------------------------

                                                    AIR FREIGHT &
                                                      LOGISTICS -
                                                      3.5%
     558     5,400      6,400    12,800    25,158   FedEx
                                                      Corporation        48,619      470,502      557,632    1,115,264    2,192,017
   1,758        --         --        --     1,758   United Parcel
                                                      Service,
                                                      Inc. (Cl.B)       121,531           --           --           --      121,531
                                                                    ----------------------------------------------------------------
                                                                        170,150      470,502      557,632    1,115,264    2,313,548
                                                                    ----------------------------------------------------------------

                                                    AIRLINES - 0.8%
      --    12,800     21,800        --    34,600   Southwest
                                                      Airlines
                                                      Company                --      190,080      323,730           --      513,810
                                                                    ----------------------------------------------------------------

                                                    APPAREL RETAIL
                                                     - 0.2%
     700        --         --        --       700   Gap, Inc.            12,201           --           --           --       12,201
   2,900        --         --        --     2,900   Limited
                                                      Brands, Inc.       59,247           --           --           --       59,247
   1,900        --         --        --     1,900   TJX Companies,
                                                      Inc.               38,912           --           --           --       38,912
                                                                    ----------------------------------------------------------------
                                                                        110,360           --           --           --      110,360
                                                                    ----------------------------------------------------------------

                                                    APPAREL,
                                                      ACCESSORIES
                                                      & LUXURY
                                                      GOODS - 0.0%
   1,000        --         --               1,000   Jones Apparel
                                                      Group, Inc.        28,500           --           --           --       28,500
                                                                    ----------------------------------------------------------------

                                                    APPLICATION
                                                      SOFTWARE
                                                      - 0.2%
     200        --         --        --       200   Autodesk, Inc.        9,288           --           --           --        9,288
   2,200        --         --        --     2,200   Citrix
                                                      Systems,
                                                      Inc.*              55,308           --           --           --       55,308
     900        --         --        --       900   Mercury
                                                      Interactive
                                                      Corporation*       35,640           --           --           --       35,640
   1,493        --         --        --     1,493   Parametric
                                                      Technology
                                                      Corporation*       10,406           --           --           --       10,406
                                                                    ----------------------------------------------------------------
                                                                        110,642           --           --           --      110,642
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET
                                                      MANAGEMENT &
                                                      CUSTODY
                                                      BANKS - 0.2%
      36        --         --        --        36   Bank of New
                                                      York
                                                      Company, Inc. $     1,059  $        --  $        --  $        --  $     1,059
     800        --         --        --       800   Franklin
                                                      Resources,
                                                      Inc.               67,168           --           --           --       67,168
   1,211        --         --        --     1,211   Mellon
                                                      Financial
                                                      Corporation        38,716           --           --           --       38,716
                                                                    ----------------------------------------------------------------
                                                                        106,943           --           --           --      106,943
                                                                    ----------------------------------------------------------------

                                                    AUTOMOTIVE
                                                      RETAIL - 0.1%
   2,700        --         --        --     2,700   AutoNation,
                                                      Inc.*              53,919           --           --           --       53,919
                                                                    ----------------------------------------------------------------

                                                    BIOTECHNOLOGY
                                                      - 1.8%
   1,764     2,500      3,200     7,000    14,464   Amgen, Inc.*        140,538      199,175      254,944      557,690    1,152,347
     700        --         --        --       700   Applera
                                                      Corporation
                                                      - Applied
                                                      Biosystems
                                                      Group              16,268           --           --           --       16,268
   1,200        --         --        --     1,200   Biogen Idec,
                                                      Inc.*              47,376           --           --           --       47,376
                                                                    ----------------------------------------------------------------
                                                                        204,182      199,175      254,944      557,690    1,215,991
                                                                    ----------------------------------------------------------------

                                                    BROADCASTING &
                                                      CABLE TV -
                                                      2.6%
   4,379        --      3,737        --     8,116   Comcast
                                                      Corporation*      128,655           --      109,793           --      238,448
      --    19,400     18,800    19,000    57,200   Univision
                                                      Communi-
                                                      cations,
                                                      Inc.*                  --      514,682      498,764      504,070    1,517,516
                                                                    ----------------------------------------------------------------
                                                                        128,655      514,682      608,557      504,070    1,755,964
                                                                    ----------------------------------------------------------------

                                                    BUILDING
                                                      PRODUCTS -
                                                      0.1%
     400        --         --        --       400   American
                                                      Standard
                                                      Companies,
                                                      Inc.               18,620           --           --           --       18,620
   1,504        --         --        --     1,504   Masco
                                                      Corporation        46,143           --           --           --       46,143
                                                                    ----------------------------------------------------------------
                                                                         64,763           --           --           --       64,763
                                                                    ----------------------------------------------------------------

                                                    COMMERCIAL
                                                      PRINTING
                                                      - 0.0%
     300        --         --        --       300   R.R. Donnelley
                                                      & Sons
                                                      Company            11,121           --           --           --       11,121
                                                                    ----------------------------------------------------------------

                                                    COMMUNICATIONS
                                                      EQUIPMENT -
                                                      6.8%
      --    35,000         --   123,000   158,000   3Com
                                                      Corporation*           --      142,800           --      501,840      644,640
      --    14,157     17,685    38,328    70,170   ADC
                                                      Telecommuni-
                                                      cations,
                                                      Inc.*                  --      323,632      404,279      876,178    1,604,089
   1,900        --         --        --     1,900   Avaya, Inc.*         19,570           --           --           --       19,570
  11,102    20,100     26,700    38,000    95,902   Cisco Systems,
                                                      Inc.*             199,059      360,393      478,731      681,340    1,719,523
     800        --         --        --       800   Comverse
                                                      Technology,
                                                      Inc.*              21,016           --           --           --       21,016
     600        --         --        --       600   Corning, Inc.*       11,598           --           --           --       11,598
   1,153        --         --        --     1,153   Motorola, Inc.       25,470           --           --           --       25,470
     958     8,000         --        --     8,958   Qualcomm, Inc.       42,870      358,000           --           --      400,870
   5,900        --         --        --     5,900   Tellabs, Inc.*       62,068           --           --           --       62,068
                                                                    ----------------------------------------------------------------
                                                                        381,651    1,184,825      883,010    2,059,358    4,508,844
                                                                    ----------------------------------------------------------------

                                                    COMPUTER
                                                      HARDWARE
                                                      - 1.2%
   1,500        --         --        --     1,500   Apple
                                                      Computer,
                                                      Inc.*              80,415           --           --           --       80,415
   3,384     4,200      4,300        --    11,884   Dell, Inc.*         115,733      143,640      147,060           --      406,433
   1,908        --         --        --     1,908   Hewlett-Packard
                                                      Company            55,714           --           --           --       55,714
   2,463        --         --        --     2,463   International
                                                      Business
                                                      Machines
                                                      Corporation       197,582           --           --           --      197,582
     870        --         --        --       870   NCR
                                                      Corporation*       27,762           --           --           --       27,762
                                                                    ----------------------------------------------------------------
                                                                        477,206      143,640      147,060           --      767,906
                                                                    ----------------------------------------------------------------

                                                    COMPUTER
                                                      STORAGE &
                                                      PERIPHERALS
                                                      - 0.1%
   4,110        --         --        --     4,110   EMC
                                                      Corporation*       53,183           --           --           --       53,183
   1,800        --         --        --     1,800   Network
                                                      Appliance,
                                                      Inc.*              42,732           --           --           --       42,732
                                                                    ----------------------------------------------------------------
                                                                         95,915           --           --           --       95,915
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    CONSTRUCTION &
                                                      ENGINEERING
                                                      - 3.2%
      --        --     18,500    68,000    86,500   Shaw Group,
                                                      Inc.*         $        --  $        --  $   456,210  $ 1,676,880  $ 2,133,090
                                                                    ----------------------------------------------------------------

                                                    CONSTRUCTION &
                                                      FARM
                                                      MACHINERY -
                                                      0.1%
     898        --         --        --       898   Paccar, Inc.         60,965           --           --           --       60,965
                                                                    ----------------------------------------------------------------

                                                    CONSUMER
                                                      FINANCE -
                                                      1.7%
   2,023     6,800      8,150        --    16,973   American
                                                      Express
                                                      Company           116,201      390,592      468,136           --      974,929
   2,748        --         --        --     2,748   MBNA
                                                      Corporation        67,711           --           --           --       67,711
   3,758        --         --        --     3,758   Providian
                                                      Financial
                                                      Corporation*       66,441           --           --           --       66,441
                                                                    ----------------------------------------------------------------
                                                                        250,353      390,592      468,136           --    1,109,081
                                                                    ----------------------------------------------------------------

                                                    DATA
                                                      PROCESSING &
                                                      OUTSOURCED
                                                      SERVICES
                                                      - 2.7%
     517        --         --        --       517   Automatic Data
                                                      Processing,
                                                      Inc.               22,252           --           --           --       22,252
   1,300        --         --        --     1,300   Computer
                                                      Sciences
                                                      Corporation*       61,503           --           --           --       61,503
     200        --         --        --       200   Convergys
                                                      Corporation*        2,874           --           --           --        2,874
      --    11,700     10,850    19,300    41,850   First Data
                                                      Corporation            --      468,000      434,000      772,000    1,674,000
     500        --         --        --       500   Fiserv, Inc.*        22,935           --           --           --       22,935
   1,400        --         --        --     1,400   Sabre Holdings
                                                      Corporation        28,392           --           --           --       28,392
                                                                    ----------------------------------------------------------------
                                                                        137,956      468,000      434,000      772,000    1,811,956
                                                                    ----------------------------------------------------------------

                                                    DEPARTMENT
                                                      STORES - 0.2%
     582        --         --        --       582   Federated
                                                      Department
                                                      Stores, Inc.       38,918           --           --           --       38,918
   1,300        --         --        --     1,300   J.C. Penney
                                                      Company, Inc.      61,646           --           --           --       61,646
                                                                    ----------------------------------------------------------------
                                                                        100,564           --           --           --      100,564
                                                                    ----------------------------------------------------------------

                                                    DISTILLERS &
                                                      VINTNERS
                                                      - 0.1%
     600        --         --        --       600   Brown-Forman
                                                      Corporation
                                                      (Cl.B)             35,724           --           --           --       35,724
                                                                    ----------------------------------------------------------------

                                                    DIVERSIFIED
                                                      BANKS - 1.7%
   6,392        --         --        --     6,392   Bank of
                                                      America
                                                      Corporation       269,103           --           --           --      269,103
     700        --         --        --       700   Comerica, Inc.       41,230           --           --           --       41,230
   1,434        --         --        --     1,434   U.S. Bancorp         40,267           --           --           --       40,267
   2,197        --         --        --     2,197   Wachovia
                                                      Corporation       104,555           --           --           --      104,555
   2,606        --      8,600        --    11,206   Wells Fargo &
                                                      Company           152,633           --      503,702           --      656,335
                                                                    ----------------------------------------------------------------
                                                                        607,788           --      503,702           --    1,111,490
                                                                    ----------------------------------------------------------------

                                                    DIVERSIFIED
                                                      CHEMICALS
                                                      - 0.1%
     141        --         --        --       141   Dow Chemical
                                                      Company             5,875           --           --           --        5,875
     674        --         --        --       674   E.I. du Pont
                                                      de Nemours &
                                                      Company            26,401           --           --           --       26,401
     600        --         --        --       600   Eastman
                                                      Chemical
                                                      Company            28,182           --           --           --       28,182
     800        --         --        --       800   Engelhard
                                                      Corporation        22,328           --           --           --       22,328
                                                                    ----------------------------------------------------------------
                                                                         82,786           --           --           --       82,786
                                                                    ----------------------------------------------------------------

                                                    DIVERSIFIED
                                                      COMMERCIAL &
                                                      PROFESSIONAL
                                                      SERVICES
                                                      - 0.0%
     317        --         --        --       317   Cendant
                                                      Corporation         6,543           --           --           --        6,543
                                                                    ----------------------------------------------------------------

                                                    DIVERSIFIED
                                                      METALS &
                                                      MINING - 0.1%
     300        --         --        --       300   Phelps Dodge
                                                      Corporation        38,979           --           --           --       38,979
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    DRUG RETAIL -
                                                      1.6%
      --    17,100     18,200        --    35,300   CVS Corporation $        --  $   496,071  $   527,982  $        --  $ 1,024,053
     255        --         --        --       255   Walgreen
                                                      Company            11,080           --           --           --       11,080
                                                                    ----------------------------------------------------------------
                                                                         11,080      496,071      527,982           --    1,035,133
                                                                    ----------------------------------------------------------------

                                                    ELECTRIC
                                                      UTILITIES -
                                                      2.6%
     800        --         --        --       800   Allegheny
                                                      Energy, Inc.*      24,576           --           --           --       24,576
   2,600        --         --        --     2,600   CenterPoint
                                                      Energy, Inc.       38,662           --           --           --       38,662
   1,200        --         --        --     1,200   Edison
                                                      International      56,736           --           --           --       56,736
     646        --         --        --       646   Entergy
                                                      Corporation        48,011           --           --           --       48,011
      --        --         --    81,300    81,300   KFx, Inc.*               --           --           --    1,391,856    1,391,856
   1,200        --         --        --     1,200   PG&E Corporation     47,100           --           --           --       47,100
     970        --         --        --       970   Progress
                                                      Energy, Inc.       43,407           --           --           --       43,407
     400        --         --        --       400   Progress
                                                      Energy, Inc.
                                                      - Contingent
                                                      Value
                                                      Obligation*2           32           --           --           --           32
   1,761        --         --        --     1,761   Southern Company     62,973           --           --           --       62,973
   1,200        --         --        --     1,200   Teco Energy,
                                                      Inc.               21,624           --           --           --       21,624
                                                                    ----------------------------------------------------------------
                                                                        343,121           --           --    1,391,856    1,734,977
                                                                    ----------------------------------------------------------------

                                                    ELECTRICAL
                                                      COMPONENTS &
                                                      EQUIPMENT -
                                                      0.7%
     438        --         --        --       438   Emerson
                                                      Electric
                                                      Company            31,448           --           --           --       31,448
      --    27,400     49,000        --    76,400   Power-One, Inc.*         --      151,796      271,460           --      423,256
                                                                    ----------------------------------------------------------------
                                                                         31,448      151,796      271,460           --      454,704
                                                                    ----------------------------------------------------------------

                                                    ELECTRONIC
                                                      EQUIPMENT
                                                      MANUFACTURERS
                                                      - 0.0%
     437        --         --        --       437   Symbol
                                                      Technologies,
                                                      Inc.                4,230           --           --           --        4,230
                                                                    ----------------------------------------------------------------

                                                    ELECTRONIC
                                                      MANUFACTURING
                                                      SERVICES -
                                                      0.0%
     100        --         --        --       100   Jabil Circuit,
                                                      Inc.*               3,092           --           --           --        3,092
     100        --         --        --       100   Molex, Inc.           2,668           --           --           --        2,668
                                                                    ----------------------------------------------------------------
                                                                          5,760           --           --           --        5,760
                                                                    ----------------------------------------------------------------

                                                    ENVIRONMENTAL &
                                                      FACILITIES
                                                      SERVICES
                                                      - 0.1%
   1,673        --         --        --     1,673   Waste
                                                      Management,
                                                      Inc.               47,865           --           --           --       47,865
                                                                    ----------------------------------------------------------------

                                                    EXCHANGE TRADED
                                                      FUNDS - 0.6%
      --     8,300         --        --     8,300   iShares Russell
                                                      1000 Growth
                                                      Index Fund             --      413,091           --           --      413,091
                                                                    ----------------------------------------------------------------

                                                    FOOD RETAIL -
                                                      0.1%
   1,600        --         --        --     1,600   Supervalu, Inc.      49,792           --           --           --       49,792
                                                                    ----------------------------------------------------------------

                                                    FOOTWEAR - 0.0%
     400        --         --        --       400   Nike, Inc.
                                                      (Cl.B)             32,672           --           --           --       32,672
                                                                    ----------------------------------------------------------------

                                                    FOREST PRODUCTS
                                                     - 0.1%
   1,213        --         --        --     1,213   Louisiana
                                                      -Pacific
                                                      Corporation        33,588           --           --           --       33,588
                                                                    ----------------------------------------------------------------

                                                    GAS UTILITIES -
                                                      0.1%
     900        --         --        --       900   KeySpan
                                                      Corporation        33,102           --           --           --       33,102
     200        --         --        --       200   Nicor, Inc.           8,406           --           --           --        8,406
                                                                    ----------------------------------------------------------------
                                                                         41,508           --           --           --       41,508
                                                                    ----------------------------------------------------------------

                                                    GENERAL
                                                      MERCHANDISE
                                                      STORES - 0.7%
   1,800        --         --        --     1,800   Dollar General
                                                      Corporation        33,012           --           --           --       33,012
   2,300        --         --        --     2,300   Family Dollar
                                                      Stores, Inc.       45,701           --           --           --       45,701
     306     2,500      4,500        --     7,306   Target
                                                      Corporation        15,891      129,825      233,685           --      379,401
                                                                    ----------------------------------------------------------------
                                                                         94,604      129,825      233,685           --      458,114
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    HEALTH CARE
                                                      DISTRIBUTORS
                                                      - 0.0%
      82        --         --        --        82   Cardinal
                                                      Health, Inc.  $     5,202  $        --  $        --  $        --  $     5,202
                                                                    ----------------------------------------------------------------

                                                    HEALTH CARE
                                                      EQUIPMENT
                                                      - 5.0%
     100        --         --        --       100   Baxter
                                                      International,
                                                      Inc.                3,987           --           --           --        3,987
   1,299        --         --        --     1,299   Becton,
                                                      Dickinson &
                                                      Company            68,107           --           --           --       68,107
      --        --      5,500        --     5,500   Fisher
                                                      Scientific
                                                      International,
                                                      Inc.*                  --           --      341,275           --      341,275
     100        --         --        --       100   Guidant
                                                      Corporation         6,889           --           --           --        6,889
   1,693     9,000      9,600    16,600    36,893   Medtronic, Inc.      90,779      482,580      514,752      890,092    1,978,203
   1,400        --         --        --     1,400   PerkinElmer,
                                                      Inc.               28,518           --           --           --       28,518
      99        --         --        --        99   Thermo
                                                      Electron
                                                      Corporation*        3,059           --           --           --        3,059
       1        --         --        --         1   Waters
                                                      Corporation*           42           --           --           --           42
     300     6,100      6,600        --    13,000   Zimmer
                                                      Holdings,
                                                      Inc.*              20,667      420,229      454,674           --      895,570
                                                                    ----------------------------------------------------------------
                                                                        222,048      902,809    1,310,701      890,092    3,325,650
                                                                    ----------------------------------------------------------------

                                                    HEALTH CARE
                                                      FACILITIES
                                                      - 0.2%
   1,600        --         --        --     1,600   HCA, Inc.            76,672           --           --           --       76,672
     848        --         --        --       848   Manor Care,
                                                      Inc.               32,572           --           --           --       32,572
   5,000        --         --        --     5,000   Tenet
                                                      Healthcare
                                                      Corporation*       56,150           --           --           --       56,150
                                                                    ----------------------------------------------------------------
                                                                        165,394           --           --           --      165,394
                                                                    ----------------------------------------------------------------

                                                    HEALTH CARE
                                                      SERVICES -
                                                      1.1%
     600        --         --        --       600   Caremark Rx,
                                                      Inc.*              29,958           --           --           --       29,958
      --     6,400      7,000        --    13,400   Covance, Inc.*           --      307,136      335,930           --      643,066
   1,000        --         --        --     1,000   Laboratory
                                                      Corporation
                                                      of America
                                                      Holdings*          48,710           --           --           --       48,710
     200        --         --        --       200   Medco Health
                                                      Soulutions,
                                                      Inc.*              10,966           --           --           --       10,966
                                                                    ----------------------------------------------------------------
                                                                         89,634      307,136      335,930           --      732,700
                                                                    ----------------------------------------------------------------

                                                    HOME
                                                      FURNISHINGS
                                                      - 0.0%
   1,300        --         --        --     1,300   Leggett &
                                                      Platt, Inc.        26,260           --           --           --       26,260
                                                                    ----------------------------------------------------------------

                                                    HOME
                                                      IMPROVEMENT
                                                      RETAIL - 2.4%
   4,008    10,000     13,800    13,800    41,608   Home Depot,
                                                      Inc.              152,865      381,400      526,332      526,332    1,586,929
     272        --         --        --       272   Lowe's
                                                      Companies,
                                                      Inc.               17,517           --           --           --       17,517
                                                                    ----------------------------------------------------------------
                                                                        170,382      381,400      526,332      526,332    1,604,446
                                                                    ----------------------------------------------------------------

                                                    HOMEBUILDING -
                                                      0.1%
     300        --         --        --       300   D.R. Horton,
                                                      Inc.               10,866           --           --           --       10,866
     600        --         --        --       600   KB Home              43,920           --           --           --       43,920
                                                                    ----------------------------------------------------------------
                                                                         54,786           --           --           --       54,786
                                                                    ----------------------------------------------------------------

                                                    HOTELS,
                                                      RESORTS &
                                                      CRUISE LINES
                                                      - 2.2%
     200     8,500         --    18,000    26,700   Carnival
                                                      Corporation         9,996      424,830           --      899,640    1,334,466
   1,300        --         --        --     1,300   Hilton Hotels
                                                      Corporation        29,016           --           --           --       29,016
   1,000        --         --        --     1,000   Marriott
                                                      International,
                                                      Inc.               63,000           --           --           --       63,000
     300        --         --        --       300   Starwood
                                                      Hotels &
                                                      Resorts
                                                      Worldwide,
                                                      Inc.               17,151           --           --           --       17,151
                                                                    ----------------------------------------------------------------
                                                                        119,163      424,830           --      899,640    1,443,633
                                                                    ----------------------------------------------------------------

                                                    HOUSEHOLD
                                                      APPLIANCES -
                                                      0.0%
     300        --         --        --       300   Black & Decker
                                                      Corporation        24,627           --           --           --       24,627
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    HOUSEHOLD
                                                      PRODUCTS -
                                                      1.5%
   1,064        --         --        --     1,064   Clorox Company  $    59,095  $        --  $        --  $        --  $    59,095
   1,396        --         --        --     1,396   Kimberly-Clark
                                                      Corporation        83,104           --           --           --       83,104
      --     5,200      9,000        --    14,200   Procter &
                                                      Gamble
                                                      Company                --      309,192      535,140           --      844,332
                                                                    ----------------------------------------------------------------
                                                                        142,199      309,192      535,140           --      986,531
                                                                    ----------------------------------------------------------------

                                                    HYPERMARKETS &
                                                      SUPERCENTERS
                                                      - 2.5%
   1,153        --      8,000        --     9,153   Costco
                                                      Wholesale
                                                      Corporation        49,683           --      344,720           --      394,403
   4,383     9,700         --    15,000    29,083   Wal-Mart
                                                      Stores, Inc.      192,063      425,054           --      657,300    1,274,417
                                                                    ----------------------------------------------------------------
                                                                        241,746      425,054      344,720      657,300    1,668,820
                                                                    ----------------------------------------------------------------

                                                    INDEPENDENT
                                                      POWER
                                                      PRODUCERS &
                                                      ENERGY
                                                      TRADERS -
                                                      0.2%
     600        --         --        --       600   AES
                                                      Corporation*        9,858           --           --           --        9,858
   1,500        --         --        --     1,500   Duke Energy
                                                      Corporation        43,755           --           --           --       43,755
     800        --         --        --       800   TXU Corporation      90,304           --           --           --       90,304
                                                                    ----------------------------------------------------------------
                                                                        143,917           --           --           --      143,917
                                                                    ----------------------------------------------------------------

                                                    INDUSTRIAL
                                                      CONGLOMERATES
                                                      - 2.5%
   1,127     1,800      3,500        --     6,427   3M Company           82,677      132,048      256,760           --      471,485
  12,841    18,600         --        --    31,441   General
                                                      Electric
                                                      Company           432,356      626,262           --           --    1,058,618
   4,379        --         --        --     4,379   Tyco
                                                      International,
                                                      Ltd.              121,955           --           --           --      121,955
                                                                    ----------------------------------------------------------------
                                                                        636,988      758,310      256,760           --    1,652,058
                                                                    ----------------------------------------------------------------

                                                    INDUSTRIAL
                                                      GASES - 1.9%
   1,000        --         --        --     1,000   Air Products &
                                                      Chemicals,
                                                      Inc.               55,140           --           --           --       55,140
      --        --      7,400    18,000    25,400   Praxair, Inc.            --           --      354,682      862,740    1,217,422
                                                                    ----------------------------------------------------------------
                                                                         55,140           --      354,682      862,740    1,272,562
                                                                    ----------------------------------------------------------------

                                                    INDUSTRIAL
                                                      MACHINERY -
                                                      0.1%
     900        --         --        --       900   Ingersoll-Rand
                                                      Company, Ltd.      34,407           --           --           --       34,407
     900        --         --        --       900   Parker
                                                      Hannifin
                                                      Corporation        57,879           --           --           --       57,879
                                                                    ----------------------------------------------------------------
                                                                         92,286           --           --           --       92,286
                                                                    ----------------------------------------------------------------

                                                    INTEGRATED OIL
                                                      & GAS - 1.4%
   3,231        --         --        --     3,231   Chevron
                                                      Corporation       209,143           --           --           --      209,143
   1,298        --         --        --     1,298   ConocoPhillips       90,743           --           --           --       90,743
   9,015        --         --        --     9,015   Exxon Mobil
                                                      Corporation1      572,813           --           --           --      572,813
     400        --         --        --       400   Murphy Oil
                                                      Corporation        19,948           --           --           --       19,948
     100        --         --        --       100   Occidental
                                                      Petroleum
                                                      Corporation         8,543           --           --           --        8,543
                                                                    ----------------------------------------------------------------
                                                                        901,190           --           --           --      901,190
                                                                    ----------------------------------------------------------------

                                                    INTEGRATED
                                                      TELECOMMUNI-
                                                      CATION
                                                      SERVICES -
                                                      1.2%
   1,100        --         --        --     1,100   AT&T
                                                      Corporation        21,780           --           --           --       21,780
   1,621        --         --        --     1,621   BellSouth
                                                      Corporation        42,632           --           --           --       42,632
   2,038        --         --        --     2,038   Qwest
                                                      Communications
                                                      International,
                                                      Inc.*               8,356           --           --           --        8,356
   5,444        --         --        --     5,444   SBC
                                                      Communi-
                                                      cations,
                                                      Inc.              130,493           --           --           --      130,493
   3,600        --         --        --     3,600   Sprint Nextel
                                                      Corporation        85,608           --           --           --       85,608
   4,730        --     11,500        --    16,230   Verizon
                                                      Communi-
                                                      cations,
                                                      Inc.              154,624           --      375,935           --      530,559
                                                                    ----------------------------------------------------------------
                                                                        443,493           --      375,935           --      819,428
                                                                    ----------------------------------------------------------------

                                                    INTERNET
                                                      RETAIL - 0.4%
     972     2,400      3,000        --     6,372   eBay, Inc.*          40,046       98,880      123,600           --      262,526
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    INTERNET
                                                      SOFTWARE &
                                                      SERVICES -
                                                      0.1%
   1,084        --         --        --     1,084   Yahoo!, Inc.*   $    36,683  $        --  $        --  $        --  $    36,683
                                                                    ----------------------------------------------------------------

                                                    INVESTMENT
                                                      BANKING &
                                                      BROKERAGE -
                                                      0.4%
     300        --         --        --       300   Bear Sterns
                                                      Companies,
                                                      Inc.               32,925           --           --           --       32,925
     138        --         --        --       138   Goldman Sachs
                                                      Group, Inc.        16,778           --           --           --       16,778
     600        --         --        --       600   Lehman
                                                      Brothers
                                                      Holdings,
                                                      Inc.               69,888           --           --           --       69,888
     725        --         --        --       725   Merrill Lynch
                                                      & Company,
                                                      Inc.               44,479           --           --           --       44,479
   1,982        --         --        --     1,982   Morgan Stanley      106,909           --           --           --      106,909
                                                                    ----------------------------------------------------------------
                                                                        270,979           --           --           --      270,979
                                                                    ----------------------------------------------------------------

                                                    IT CONSULTING
                                                      & OTHER
                                                      SERVICES -
                                                      0.3%
      --        --     26,700        --    26,700   Unisys
                                                      Corporation*           --           --      177,288           --      177,288
                                                                    ----------------------------------------------------------------

                                                    LIFE & HEALTH
                                                      INSURANCE -
                                                      0.3%
     371        --         --        --       371   AFLAC, Inc.          16,806           --           --           --       16,806
     432        --         --        --       432   Jefferson-Pilot
                                                      Corporation        22,105           --           --           --       22,105
      26        --         --        --        26   Lincoln
                                                      National
                                                      Corporation         1,352           --           --           --        1,352
   1,213        --         --        --     1,213   MetLife, Inc.        60,444           --           --           --       60,444
     867        --         --        --       867   Prudential
                                                      Financial,
                                                      Inc.               58,575           --           --           --       58,575
     400        --         --        --       400   Torchmark
                                                      Corporation        21,132           --           --           --       21,132
                                                                    ----------------------------------------------------------------
                                                                        180,414           --           --           --      180,414
                                                                    ----------------------------------------------------------------

                                                    MANAGED HEALTH
                                                      CARE - 1.9%
     400        --         --        --       400   Aetna, Inc.          34,456           --           --           --       34,456
     600        --         --        --       600   Cigna
                                                      Corporation        70,716           --           --           --       70,716
     900        --         --        --       900   Humana, Inc.*        43,092           --           --           --       43,092
     732     5,000      6,200        --    11,932   UnitedHealth
                                                      Group, Inc.        41,138      281,000      348,440           --      670,578
     138        --      6,000        --     6,138   WellPoint,
                                                      Inc.*              10,463           --      454,920           --      465,383
                                                                    ----------------------------------------------------------------
                                                                        199,865      281,000      803,360           --    1,284,225
                                                                    ----------------------------------------------------------------

                                                    METAL & GLASS
                                                      CONTAINERS -
                                                      0.0%
     900        --         --        --       900   Ball
                                                      Corporation        33,066           --           --           --       33,066
                                                                    ----------------------------------------------------------------

                                                    MOTORCYCLE
                                                      MANUFACTURERS
                                                      - 0.0%
     547        --         --        --       547   Harley-Davidson,
                                                      Inc.               26,497           --           --           --       26,497
                                                                    ----------------------------------------------------------------

                                                    MOVIES &
                                                      ENTERTAINMENT
                                                      - 3.8%
   5,000        --         --        --     5,000   News
                                                      Corporation        77,950           --           --           --       77,950
   3,313        --     29,000        --    32,313   Time Warner,
                                                      Inc.               59,998           --      525,190           --      585,188
   3,513    12,400     14,000    23,900    53,813   Viacom, Inc.
                                                      (Cl.B)            115,964      409,324      462,140      788,939    1,776,367
   4,733        --         --        --     4,733   Walt Disney
                                                      Company           114,207           --           --           --      114,207
                                                                    ----------------------------------------------------------------
                                                                        368,119      409,324      987,330      788,939    2,553,712
                                                                    ----------------------------------------------------------------

                                                    MULTI-LINE
                                                      INSURANCE -
                                                      3.5%
   2,519     9,800     11,854    13,500    37,673   American
                                                      International
                                                      Group, Inc.       156,077      607,208      734,474      836,460    2,334,219
     200        --         --        --       200   Hartford
                                                      Financial
                                                      Services
                                                      Group, Inc.        15,434           --           --           --       15,434
                                                                    ----------------------------------------------------------------
                                                                        171,511      607,208      734,474      836,460    2,349,653
                                                                    ----------------------------------------------------------------

                                                    MULTI-UTILITIES
                                                      - 0.1%
     500        --         --        --       500   Dominion
                                                      Resources,
                                                      Inc.               43,070           --           --           --       43,070
                                                                    ----------------------------------------------------------------

                                                    OFFICE
                                                      SERVICES &
                                                      SUPPLIES -
                                                      0.0%
     100        --         --        --       100   Pitney Bowes,
                                                      Inc.                4,174           --           --           --        4,174
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    OIL & GAS
                                                      DRILLING -
                                                      0.2%
     900        --         --        --       900   Nabors
                                                      Industries,
                                                      Ltd.*         $    64,647  $        --  $        --  $        --  $    64,647
     800        --         --        --       800   Noble
                                                      Corporation        54,768           --           --           --       54,768
     800        --         --        --       800   Rowan
                                                      Companies,
                                                      Inc.               28,392           --           --           --       28,392
     100        --         --        --       100   Transocean,
                                                      Inc.*               6,131           --           --           --        6,131
                                                                    ----------------------------------------------------------------
                                                                        153,938           --           --           --      153,938
                                                                    ----------------------------------------------------------------

                                                    OIL & GAS
                                                      EQUIPMENT &
                                                      SERVICES -
                                                      3.9%
      --    13,200      8,000    48,000    69,200   BJ Services
                                                      Company                --      475,068      287,920    1,727,520    2,490,508
     683        --         --        --       683   Schlumberger,
                                                      Ltd.               57,632           --           --           --       57,632
     200        --         --        --       200   Weatherford
                                                      International,
                                                      Ltd.*              13,732           --           --           --       13,732
                                                                    ----------------------------------------------------------------
                                                                         71,364      475,068      287,920    1,727,520    2,561,872
                                                                    ----------------------------------------------------------------

                                                    OIL & GAS
                                                      EXPLORATION
                                                      & PRODUCTION
                                                      - 0.6%
     600        --        500        --     1,100   Anadarko
                                                      Petroleum
                                                      Corporation        57,450           --       47,875           --      105,325
     962        --         --        --       962   Burlington
                                                      Resources,
                                                      Inc.               78,230           --           --           --       78,230
   1,200        --         --        --     1,200   Devon Energy
                                                      Corporation        82,368           --           --           --       82,368
     300        --         --        --       300   Kerr-McGee
                                                      Corporation        29,133           --           --           --       29,133
   1,700        --         --        --     1,700   XTO Energy,
                                                      Inc.               77,044           --           --           --       77,044
                                                                    ----------------------------------------------------------------
                                                                        324,225           --       47,875           --      372,100
                                                                    ----------------------------------------------------------------

                                                    OIL & GAS
                                                      REFINING &
                                                      MARKETING -
                                                      0.0%
       1        --         --        --         1   Valero Energy
                                                      Corporation           105           --           --           --          105
                                                                    ----------------------------------------------------------------

                                                    OIL & GAS
                                                      STORAGE &
                                                      TRANSPORTATION
                                                      - 3.1%
   4,000        --         --        --     4,000   El Paso
                                                      Corporation        55,600           --           --           --       55,600
      --        --      9,100    69,500    78,600   Williams
                                                      Companies,
                                                      Inc.                   --           --      227,955    1,740,975    1,968,930
                                                                    ----------------------------------------------------------------
                                                                         55,600           --      227,955    1,740,975    2,024,530
                                                                    ----------------------------------------------------------------

                                                    OTHER
                                                      DIVERSIFIED
                                                      FINANCIAL
                                                      SERVICES -
                                                      2.8%
   6,327     6,400         --    18,300    31,027   Citigroup, Inc.     288,005      291,328           --      833,016    1,412,349
   4,333        --      6,800        --    11,133   JP Morgan
                                                      Chase &
                                                      Company           147,019           --      230,724           --      377,743
   1,092        --         --        --     1,092   Principal
                                                      Financial
                                                      Group, Inc.        51,728           --           --           --       51,728
                                                                    ----------------------------------------------------------------
                                                                        486,752      291,328      230,724      833,016    1,841,820
                                                                    ----------------------------------------------------------------

                                                    PACKAGED FOODS
                                                      & MEATS -
                                                      0.1%
     700        --         --        --       700   ConAgra Foods,
                                                      Inc.               17,325           --           --           --       17,325
   1,000        --         --        --     1,000   General Mills,
                                                      Inc.               48,200           --           --           --       48,200
     100        --         --        --       100   McCormick &
                                                      Company, Inc.       3,263           --           --           --        3,263
     919        --         --        --       919   Sara Lee
                                                      Corporation        17,415           --           --           --       17,415
     300        --         --        --       300   Tyson Foods,
                                                      Inc.                5,415           --           --           --        5,415
                                                                    ----------------------------------------------------------------
                                                                         91,618           --           --           --       91,618
                                                                    ----------------------------------------------------------------

                                                    PERSONAL
                                                      PRODUCTS -
                                                      0.3%
     200        --         --        --       200   Avon Products,
                                                      Inc.                5,400           --           --           --        5,400
   3,767        --         --        --     3,767   Gillette
                                                      Company           219,239           --           --           --      219,239
                                                                    ----------------------------------------------------------------
                                                                        224,639           --           --           --      224,639
                                                                    ----------------------------------------------------------------

                                                    PHARMACEUTICALS
                                                      - 4.2%
   2,803        --         --        --     2,803   Abbott
                                                      Laboratories      118,847           --           --           --      118,847
   4,487        --         --        --     4,487   Bristol-Myers
                                                      Squibb
                                                      Company           107,957           --           --           --      107,957
   1,243        --         --        --     1,243   Eli Lilly &
                                                      Company            66,525           --           --           --       66,525
   1,500        --         --        --     1,500   Hospira, Inc.*       61,455           --           --           --       61,455
   4,647     6,600      7,604    13,500    32,351   Johnson &
                                                      Johnson           294,062      417,648      481,181      854,280    2,047,171



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   2,776        --         --        --     2,776   Merck &
                                                      Company, Inc. $    75,535  $        --  $        --  $        --  $    75,535
  10,780        --         --        --    10,780   Pfizer, Inc.        269,177           --           --           --      269,177
     327        --         --        --       327   Schering-Plough
                                                      Corporation         6,883           --           --           --        6,883
   1,060        --         --        --     1,060   Wyeth                49,046           --           --           --       49,046
                                                                    ----------------------------------------------------------------
                                                                      1,049,487      417,648      481,181      854,280    2,802,596
                                                                    ----------------------------------------------------------------

                                                    PROPERTY &
                                                      CASUALTY
                                                      INSURANCE -
                                                      0.4%
     200        --         --        --       200   Ace, Ltd.             9,414           --           --           --        9,414
   1,110        --         --        --     1,110   Allstate
                                                      Corporation        61,372           --           --           --       61,372
     100        --         --        --       100   Ambac
                                                      Financial
                                                      Group, Inc.         7,206           --           --           --        7,206
     100        --         --        --       100   Chubb
                                                      Corporation         8,955           --           --           --        8,955
     567        --         --        --       567   Cincinnati
                                                      Financial
                                                      Corporation        23,752           --           --           --       23,752
     400        --         --        --       400   MBIA, Inc.           24,248           --           --           --       24,248
     100        --         --        --       100   Progressive
                                                      Corporation        10,477           --           --           --       10,477
     400        --         --        --       400   Safeco
                                                      Corporation        21,352           --           --           --       21,352
   1,183        --         --        --     1,183   St. Paul
                                                      Travelers
                                                      Companies,
                                                      Inc.               53,081           --           --           --       53,081
     400        --         --        --       400   XL Capital,
                                                      Ltd.               27,212           --           --           --       27,212
                                                                    ----------------------------------------------------------------
                                                                        247,069           --           --           --      247,069
                                                                    ----------------------------------------------------------------

                                                    PUBLISHING -
                                                      0.0%
     420        --         --        --       420   Gannett
                                                      Company, Inc.      28,909           --           --           --       28,909
                                                                    ----------------------------------------------------------------

                                                    RAILROADS -
                                                      0.2%
   1,324        --         --        --     1,324   Burlington
                                                      Northern
                                                      Santa Fe
                                                      Corporation        79,175           --           --           --       79,175
     100        --         --        --       100   CSX Corporation       4,648           --           --           --        4,648
   1,100        --         --        --     1,100   Norfolk
                                                      Southern
                                                      Corporation        44,616           --           --           --       44,616
                                                                    ----------------------------------------------------------------
                                                                        128,439           --           --           --      128,439
                                                                    ----------------------------------------------------------------

                                                    REAL ESTATE
                                                      INVESTMENT
                                                      TRUSTS - 0.1%
   2,004        --         --        --     2,004   Equity Office
                                                      Properties
                                                      Trust              65,551           --           --           --       65,551
     100        --         --        --       100   Equity
                                                      Residential         3,785           --           --           --        3,785
                                                                    ----------------------------------------------------------------
                                                                         69,336           --           --           --       69,336
                                                                    ----------------------------------------------------------------

                                                    REGIONAL BANKS
                                                     - 0.3%
     807        --         --        --       807   First Horizon
                                                      National
                                                      Corporation        29,334           --           --           --       29,334
   2,100        --         --        --     2,100   KeyCorp              67,725           --           --           --       67,725
   1,562        --         --        --     1,562   National City
                                                      Corporation        52,233           --           --           --       52,233
     700        --         --        --       700   North Fork
                                                      Bancorpo-
                                                      ration, Inc.       17,850           --           --           --       17,850
     200        --         --        --       200   Regions
                                                      Financial
                                                      Corporation         6,224           --           --           --        6,224
       7        --         --        --         7   SunTrust
                                                      Banks, Inc.           486           --           --           --          486
     600        --         --        --       600   Zions
                                                      Bancorporation     42,726           --           --           --       42,726
                                                                    ----------------------------------------------------------------
                                                                        216,578           --           --           --      216,578
                                                                    ----------------------------------------------------------------

                                                    RESTAURANTS -
                                                      0.1%
   1,900        --         --        --     1,900   Darden
                                                      Restaurants,
                                                      Inc.               57,703           --           --           --       57,703
     887        --         --        --       887   McDonald's
                                                      Corporation        29,706           --           --           --       29,706
     200        --         --        --       200   Yum! Brands,
                                                      Inc.                9,682           --           --           --        9,682
                                                                    ----------------------------------------------------------------
                                                                         97,091           --           --           --       97,091
                                                                    ----------------------------------------------------------------

                                                    SEMICONDUCTOR
                                                      EQUIPMENT -
                                                      0.5%
   1,300        --         --        --     1,300   KLA-Tencor
                                                      Corporation        63,388           --           --           --       63,388
      --        --         --   100,000   100,000   Mindspeed
                                                      Technologies,
                                                      Inc.*                  --           --           --      241,000      241,000
                                                                    ----------------------------------------------------------------
                                                                         63,388           --           --      241,000      304,388
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    SEMICONDUCTORS
                                                      - 3.0%
     700        --         --        --       700   Advanced Micro
                                                      Devices,
                                                      Inc.*         $    17,640  $        --  $        --  $        --  $    17,640
      --     6,700      8,600        --    15,300   Analog
                                                      Devices, Inc.          --      248,838      319,404           --      568,242
      --    47,200         --        --    47,200   Applied Micro
                                                      Circuits
                                                      Corporation*           --      141,600           --           --      141,600
   2,537        --         --        --     2,537   Freescale
                                                      Semiconductor,
                                                      Inc. (Cl.B)*       59,822           --           --           --       59,822
  10,023    12,900     19,500        --    42,423   Intel
                                                      Corporation       247,067      317,985      480,675           --    1,045,727
     700        --         --        --       700   LSI Logic
                                                      Corporation*        6,895           --           --           --        6,895
   1,100        --         --        --     1,100   National
                                                      Semiconductor
                                                      Corporation        28,930           --           --           --       28,930
   2,725        --         --        --     2,725   Texas
                                                      Instruments,
                                                      Inc.               92,377           --           --           --       92,377
                                                                    ----------------------------------------------------------------
                                                                        452,731      708,423      800,079           --    1,961,233
                                                                    ----------------------------------------------------------------

                                                    SOFT DRINKS -
                                                      2.7%
   3,415        --      9,300        --    12,715   Coca-Cola
                                                      Company           147,494           --      401,667           --      549,161
   1,000        --         --        --     1,000   Pepsi Bottling
                                                      Group, Inc.        28,550           --           --           --       28,550
   2,536     3,900      7,000     7,900    21,336   PepsiCo, Inc.       143,817      221,169      396,970      448,009    1,209,965
                                                                    ----------------------------------------------------------------
                                                                        319,861      221,169      798,637      448,009    1,787,676
                                                                    ----------------------------------------------------------------

                                                    SPECIALIZED
                                                      FINANCE -
                                                      0.0%
     500        --         --        --       500   CIT Group, Inc.      22,590           --           --           --       22,590
                                                                    ----------------------------------------------------------------

                                                    SPECIALTY
                                                      CHEMICALS -
                                                      0.1%
     200        --         --        --       200   International
                                                      Flavors &
                                                      Fragrances,
                                                      Inc.                7,128           --           --           --        7,128
   1,400        --         --        --     1,400   Rohm & Haas
                                                      Company            57,582           --           --           --       57,582
     517        --         --        --       517   Sigma-Aldrich
                                                      Corporation        33,119           --           --           --       33,119
                                                                    ----------------------------------------------------------------
                                                                         97,829           --           --           --       97,829
                                                                    ----------------------------------------------------------------

                                                    STEEL - 0.1%
     800        --         --        --       800   Nucor
                                                      Corporation        47,192           --           --           --       47,192
                                                                    ----------------------------------------------------------------

                                                    SYSTEMS
                                                      SOFTWARE -
                                                      2.5%
  12,405    20,900     26,500        --    59,805   Microsoft
                                                      Corporation       319,181      537,757      681,845           --    1,538,783
   7,406        --         --        --     7,406   Oracle
                                                      Corporation*       91,760           --           --           --       91,760
   1,586        --         --        --     1,586   Symantec
                                                      Corporation*       35,939           --           --           --       35,939
                                                                    ----------------------------------------------------------------
                                                                        446,880      537,757      681,845           --    1,666,482
                                                                    ----------------------------------------------------------------

                                                    THRIFTS &
                                                      MORTGAGE
                                                      FINANCE -
                                                      0.2%
     900        --         --        --       900   Countrywide
                                                      Financial
                                                      Corporation        29,682           --           --           --       29,682
     221        --         --        --       221   Fannie Mae            9,905           --           --           --        9,905
      55        --         --        --        55   Freddie Mac           3,105           --           --           --        3,105
     100        --         --        --       100   Golden West
                                                      Financial
                                                      Corporation         5,939           --           --           --        5,939
     900        --         --        --       900   MGIC
                                                      Investment
                                                      Corporation        57,780           --           --           --       57,780
     716        --         --        --       716   Washington
                                                      Mutual, Inc.       28,082           --           --           --       28,082
                                                                    ----------------------------------------------------------------
                                                                        134,493           --           --           --      134,493
                                                                    ----------------------------------------------------------------

                                                    TIRES & RUBBER
                                                      - 0.1%
   3,200        --         --        --     3,200   Goodyear Tire
                                                      & Rubber
                                                      Company*           49,888           --           --           --       49,888
                                                                    ----------------------------------------------------------------

                                                    TOBACCO - 0.3%
   2,481        --         --        --     2,481   Altria Group,
                                                      Inc.              182,874           --           --           --      182,874
     600        --         --        --       600   UST, Inc.            25,116           --           --           --       25,116
                                                                    ----------------------------------------------------------------
                                                                        207,990           --           --           --      207,990
                                                                    ----------------------------------------------------------------

                                                    TRADING
                                                      COMPANIES &
                                                      DISTRIBUTORS
                                                      - 0.1%
      --     1,500         --        --     1,500   W.W. Grainger,
                                                      Inc.                   --       94,380           --           --       94,380
                                                                    ----------------------------------------------------------------



   PRINCIPAL AMOUNT OR NUMBER OF SHARES                                                 MARKET VALUE
------------------------------------------                          ---------------------------------------------------- PRO FORMA
ENHANCED  LARGE CAP      SOCIAL    SELECT      PRO                   ENHANCED     LARGE CAP     SOCIAL                    MARKET
   INDEX     GROWTH   AWARENESS        25    FORMA                     INDEX       GROWTH      AWARENESS    SELECT 25      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                    TRUCKING - 1.9%
      --    24,100     18,000    22,500    64,600   J.B. Hunt
                                                      Transport
                                                      Services,
                                                      Inc.          $        --  $   458,141  $   342,180  $   427,725  $ 1,228,046
                                                                    ----------------------------------------------------------------

                                                    TOTAL COMMON
                                                      STOCK
                                                      (cost
                                                      $58,517,061)   14,354,813   13,438,560   16,434,756   20,902,312   65,130,441
                                                                    ----------------------------------------------------------------

                                                    U.S. GOVERNMENT
                                                      SECURITIES -
                                                      0.1%
  50,000        --         --        --    50,000   U.S. Treasury
                                                      Bill, 3.29%,
                                                      12-01-051          49,734           --           --           --       49,734
                                                                    ----------------------------------------------------------------
                                                    TOTAL U.S.
                                                      GOVERNMENT
                                                      SECURITIES
                                                      (cost
                                                      $49,728)           49,734           --           --           --       49,734
                                                                    ----------------------------------------------------------------

                                                    REPURCHASE
                                                      AGREEMENT -
                                                      1.4%

                                                    United
                                                      Missouri
                                                      Bank, dated
                                                      09-30-05,
                                                      matures
                                                      10-03-05,
                                                      repurchase
                                                      amounts of
                                                      $457,130 and
                                                      $459,131
                                                      respectively
                                                      (collate-
                                                      ralized
                                                      by GNMA,
                                                      5.00%,
                                                      11-16-31
                                                      with a value
                                                      of $466,568
                                                      and FHLMC,
                                                      4.00%,
                                                      12-01-09
                                                      with a value
                                                      of $468,180
$457,000        --   $459,000        --  $916,000     respectively)     457,000           --      459,000           --      916,000
                                                                    ----------------------------------------------------------------
                                                    TOTAL
                                                      REPURCHASE
                                                      AGREEMENT
                                                      (cost
                                                      $916,000)         457,000           --      459,000           --      916,000
                                                                    ----------------------------------------------------------------
                                                    TOTAL
                                                      INVESTMENTS
                                                      - 100.4%
                                                      (cost
                                                      $59,982,528)   14,861,547   13,938,293   16,893,756   20,902,312   66,595,908
                                                    CASH & OTHER
                                                      ASSETS, LESS
                                                      LIABILITIES
                                                      - (0.4%)         (122,043)     122,829     (268,160)      38,618     (228,756)
                                                                    ----------------------------------------------------------------
                                                    TOTAL NET
                                                      ASSETS -
                                                      100.0%        $14,739,504  $14,061,122  $16,625,596  $20,940,930  $66,367,152
                                                                    ================================================================


For federal income tax purposes, the identified cost of investments owned at September 30, 2005 was $60,498,620.

*     Non-income producing security

1     Security is segregated as collateral for open futures contracts.

2 Security is restricted. The total market value of restricted securities is $32 (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)                                                                                                            PRO FORMA
SEPTEMBER 30, 2005                                             ENHANCED INDEX      SELECT 25        ADJUSTMENTS        COMBINED
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value 1...........................            $    14,861,547      $20,902,312                         $ 35,763,859
Cash..............................................                        340           91,224                               91,564
Receivables:
   Fund shares sold...............................                      6,745            4,826                               11,571
   Securities sold................................                    138,156               --                              138,156
   Dividends......................................                     17,543            6,360                               23,903
   Variation margin...............................                        735               --                                  735
Prepaid expenses..................................                      9,695            9,944                               19,639
                                                              ----------------------------------------------------------------------
Total assets......................................                 15,034,761       21,014,666                           36,049,427
                                                              ----------------------------------------------------------------------

LIABILITIES:
Payable for:
   Securities purchased...........................                    145,525               --                              145,525
   Fund shares redeemed...........................                        429           16,973                               17,402
   Management fees................................                      6,084           12,636                               18,720
   Custodian fees.................................                         --            1,600                                1,600
   Transfer agent and administration fees.........                      4,516            5,513                               10,029
   Professional fees..............................                      8,286            8,606                               16,892
   12b-1distribution plan fees....................                    125,190           27,044                              152,234
   Other..........................................                      5,227            1,364                                6,591
                                                              ----------------------------------------------------------------------
Total liabilities.................................                    295,257           73,736                              368,993
                                                              ----------------------------------------------------------------------
NET ASSETS........................................            $    14,739,504      $20,940,930                         $ 35,680,434
                                                              ======================================================================

NET ASSETS CONSIST OF:
Paid in capital...................................            $    18,264,609      $27,674,023                         $ 45,938,632
Accumulated undistributed net investment income...                     33,715               --                               33,715
Accumulated net realized loss on sale of investments
and futures.......................................                 (4,550,439)     (11,459,603)                         (16,010,042)
Net unrealized appreciation in value of investments
and futures.......................................                    991,619        4,726,510                            5,718,129
                                                              ----------------------------------------------------------------------
Net Assets........................................            $    14,739,504      $20,940,930                         $ 35,680,434
                                                              ======================================================================

CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized)....................................                    652,149          952,480        667,567             1,620,047
Net assets........................................            $     6,248,424      $ 8,911,920                         $ 15,160,344
Net asset value and redemption price per share....            $          9.58      $      9.36                         $       9.36
                                                              ======================================================================
Maximum offering price per share (net asset value divided by
   94.25%)........................................            $         10.16      $      9.93                         $       9.93
                                                              ======================================================================

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized)........                    519,663          785,052        667,567             1,314,006
Net assets........................................            $     4,718,273      $ 7,000,438                         $ 11,718,711
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge)........................................            $          9.08      $      8.92                         $       8.92
                                                              ======================================================================

CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized)....................................                    414,367          562,231        422,014               984,245
Net assets........................................            $     3,772,807      $ 5,028,572                         $  8,801,379
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge)........................................            $          9.10      $      8.94                         $       8.94
                                                              ======================================================================

1 Investments, at cost............................            $    13,869,477      $16,175,802                         $ 30,045,279



PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)                                                                PRO FORMA
FOR THE YEAR ENDED SEPTEMBER 30, 2005                          ENHANCED INDEX      SELECT 25           ADJUSTMENTS     COMBINED
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends......................................            $       335,890      $   185,577               --        $    521,467
   Interest.......................................                      6,833            5,800               --              12,633
                                                              ----------------------------------------------------------------------
   Total investment income........................                    342,723          191,377               --             534,100
                                                              ----------------------------------------------------------------------

EXPENSES:
   Management fees................................                    117,333          162,619               --             279,952
   Custodian fees.................................                     14,521            5,205          (14,521) 1            5,205
   Transfer agent/maintenance fees................                     38,733           67,806          (15,334) 1           91,205
   Administration fees............................                     28,193           24,997          (17,710)             35,480
   Directors' fees................................                        365              404               --                 769
   Professional fees..............................                      9,907           11,049           (5,956) 1           15,000
   Reports to shareholders........................                      1,677            2,507               --               4,184
   Registration fees..............................                     31,278           31,519          (24,797) 1           38,000
   Other expenses.................................                      1,561            2,198               --               3,759
   12b-1 distribution plan fees - Class A.........                     17,297           22,723               --              40,020
   12b-1 distribution plan fees - Class B.........                     51,586           72,047               --             123,633
   12b-1 distribution plan fees - Class C.........                     35,668           53,888               --              89,556
                                                              ----------------------------------------------------------------------
   Total expenses.................................                    348,119          456,962          (78,318)            726,763
   Less: Expenses waived..........................                    (39,111)              --           39,111 1                --
                                                              ----------------------------------------------------------------------
   Net expenses...................................                    309,008          456,962          (39,207)            726,763
                                                              ----------------------------------------------------------------------
   Net investment income (loss)...................                     33,715         (265,585)          39,207            (192,663)
                                                              ----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the year on:
   Investments....................................                  1,284,720          544,010                            1,828,730
   Futures........................................                     13,476               --                               13,476
                                                              ----------------------------------------------------------------------
   Net realized gain..............................                  1,298,196          544,010                            1,842,206
                                                              ----------------------------------------------------------------------

Net unrealized appreciation during the year on:
   Investments....................................                    245,400        3,480,799                            3,726,199
   Futures........................................                      2,874               --                                2,874
                                                              ----------------------------------------------------------------------
   Net unrealized appreciation....................                    248,274        3,480,799                            3,729,073
                                                              ----------------------------------------------------------------------
   Net gain.......................................                  1,546,470        4,024,809                            5,571,279
                                                              ----------------------------------------------------------------------
   Net increase in net assets resulting from operations       $     1,580,185      $ 3,759,224                         $  5,378,616
                                                              ======================================================================


1 Decrease due to the elimination of duplicative expenses achieved by merging the funds

PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005


                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 COMMON STOCKS - 98.8%
--------------------------------------------------------------------------------------------------------------------------------
                                                 ADVERTISING - 0.0%
       200               --             200      Omnicom Group, Inc.            $       16,726   $        --    $        16,726
                                                                               -------------------------------------------------

                                                 AEROSPACE & DEFENSE - 3.9%
     1,047               --           1,047      Boeing Company                         71,144            --             71,144
                                                 L-3 Communications
        --           13,800          13,800        Holdings, Inc.                           --     1,091,166          1,091,166
     1,288               --           1,288      Lockheed Martin Corporation            78,619            --             78,619
                                                 Northrop Grumman
       580               --             580        Corporation                          31,523            --             31,523
     1,700               --           1,700      Raytheon Company                       64,634            --             64,634
       800               --             800      Rockwell Collins, Inc.                 38,656            --             38,656
                                                 United Technologies
       380               --             380        Corporation                          19,699            --             19,699
                                                                               -------------------------------------------------
                                                                                       304,275     1,091,166          1,395,441
                                                                               -------------------------------------------------

                                                 AGRICULTURAL PRODUCTS -
                                                   0.2%
                                                 Archer-Daniels-Midland
     3,066               --           3,066        Company                              75,608            --             75,608
                                                                               -------------------------------------------------

                                                 AIR FREIGHT & LOGISTICS -
                                                   3.6%
       558           12,800          13,358      FedEx Corporation                      48,619     1,115,264          1,163,883
                                                 United Parcel Service,
     1,758               --           1,758        Inc. (Cl.B)                         121,531            --            121,531
                                                                               -------------------------------------------------
                                                                                       170,150     1,115,264          1,285,414
                                                                               -------------------------------------------------

                                                 APPAREL RETAIL - 0.3%
       700               --             700      Gap, Inc.                              12,201            --             12,201
     2,900               --           2,900      Limited Brands, Inc.                   59,247            --             59,247
     1,900               --           1,900      TJX Companies, Inc.                    38,912            --             38,912
                                                                               -------------------------------------------------
                                                                                       110,360            --            110,360
                                                                               -------------------------------------------------

                                                 APPAREL, ACCESSORIES &
                                                   LUXURY GOODS - 0.1%
     1,000                            1,000      Jones Apparel Group, Inc.              28,500            --             28,500
                                                                               -------------------------------------------------
                                                 APPLICATION SOFTWARE -
                                                   0.3%
       200               --             200      Autodesk, Inc.                          9,288            --              9,288
     2,200               --           2,200      Citrix Systems, Inc.*                  55,308            --             55,308
                                                 Mercury Interactive
       900               --             900        Corporation*                         35,640            --             35,640
                                                 Parametric Technology
     1,493               --           1,493        Corporation*                         10,406            --             10,406
                                                                               -------------------------------------------------
                                                                                       110,642            --            110,642
                                                                               -------------------------------------------------

                                                 ASSET MANAGEMENT & CUSTODY
                                                   BANKS - 0.3%
                                                 Bank of New York Company,
        36               --              36        Inc.                                  1,059            --              1,059
       800               --             800      Franklin Resources, Inc.               67,168            --             67,168
                                                 Mellon Financial
     1,211               --           1,211        Corporation                          38,716            --             38,716
                                                                               -------------------------------------------------
                                                                                       106,943            --            106,943
                                                                               -------------------------------------------------

                                                 AUTOMOTIVE RETAIL - 0.1%
     2,700               --           2,700      AutoNation, Inc.*                      53,919            --             53,919
                                                                               -------------------------------------------------

                                                 BIOTECHNOLOGY - 2.1%
     1,764            7,000           8,764      Amgen, Inc.*                          140,538       557,690            698,228
                                                 Applera Corporation -
       700               --             700        Applied Biosystems Group             16,268            --             16,268
     1,200               --           1,200      Biogen Idec, Inc.*                     47,376            --             47,376
                                                                               -------------------------------------------------
                                                                                       204,182       557,690            761,872
                                                                               -------------------------------------------------

                                                 BROADCASTING & CABLE TV -
                                                   1.8%
     4,379               --           4,379      Comcast Corporation*                  128,655            --            128,655
                                                 Univision Communications,
        --           19,000          19,000        Inc.*                                    --       504,070            504,070
                                                                               -------------------------------------------------
                                                                                       128,655       504,070            632,725
                                                                               -------------------------------------------------

                                                 BUILDING PRODUCTS - 0.2%
                                                 American Standard
       400               --             400        Companies, Inc.                      18,620            --             18,620
     1,504               --           1,504      Masco Corporation                      46,143            --             46,143
                                                                               -------------------------------------------------
                                                                                        64,763            --             64,763
                                                                               -------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 COMMERCIAL PRINTING - 0.0%
       300               --             300      R.R. Donnelley & Sons
                                                   Company                              11,121            --             11,121
                                                                               -------------------------------------------------

                                                 COMMUNICATIONS EQUIPMENT -
                                                   6.8%
        --          123,000         123,000      3Com Corporation*                          --       501,840            501,840
        --           38,328          38,328      ADC Telecommunications,
                                                   Inc.*                                    --       876,178            876,178
     1,900               --           1,900      Avaya, Inc.*                           19,570            --             19,570
    11,102           38,000          49,102      Cisco Systems, Inc.*                  199,059       681,340            880,399
       800               --             800      Comverse Technology, Inc.*             21,016            --             21,016
       600               --             600      Corning, Inc.*                         11,598            --             11,598
     1,153               --           1,153      Motorola, Inc.                         25,470            --             25,470
       958               --             958      Qualcomm, Inc.                         42,870            --             42,870
     5,900               --           5,900      Tellabs, Inc.*                         62,068            --             62,068
                                                                               -------------------------------------------------
                                                                                       381,651     2,059,358          2,441,009
                                                                               -------------------------------------------------

                                                 COMPUTER HARDWARE - 1.3%
     1,500               --           1,500      Apple Computer, Inc.*                  80,415            --             80,415
     3,384               --           3,384      Dell, Inc.*                           115,733            --            115,733
     1,908               --           1,908      Hewlett-Packard Company                55,714            --             55,714
                                                 International Business
     2,463               --           2,463        Machines Corporation                197,582            --            197,582
       870               --             870      NCR Corporation*                       27,762            --             27,762
                                                                               -------------------------------------------------
                                                                                       477,206            --            477,206
                                                                               -------------------------------------------------

                                                 COMPUTER STORAGE &
                                                   PERIPHERALS - 0.3%
     4,110               --           4,110      EMC Corporation*                       53,183            --             53,183
     1,800               --           1,800      Network Appliance, Inc.*               42,732            --             42,732
                                                                               -------------------------------------------------
                                                                                        95,915            --             95,915
                                                                               -------------------------------------------------

                                                 CONSTRUCTION & ENGINEERING
                                                   - 4.7%
        --           68,000          68,000      Shaw Group, Inc.*                          --     1,676,880          1,676,880
                                                                               -------------------------------------------------

                                                 CONSTRUCTION & FARM
                                                   MACHINERY - 0.2%
       898               --             898      Paccar, Inc.                           60,965            --             60,965
                                                                               -------------------------------------------------

                                                 CONSUMER FINANCE - 0.7%
     2,023               --           2,023      American Express Company              116,201            --            116,201
     2,748               --           2,748      MBNA Corporation                       67,711            --             67,711
     3,758               --           3,758      Providian Financial
                                                   Corporation*                         66,441            --             66,441
                                                                               -------------------------------------------------
                                                                                       250,353            --            250,353
                                                                               -------------------------------------------------

                                                 DATA PROCESSING & OUTSOURCED
                                                  SERVICES - 2.5%
       517               --             517      Automatic Data Processing,
                                                   Inc.                                 22,252            --             22,252
     1,300               --           1,300      Computer Sciences
                                                   Corporation*                         61,503            --             61,503
       200               --             200      Convergys Corporation*                  2,874            --              2,874
        --           19,300          19,300      First Data Corporation                     --       772,000            772,000
       500               --             500      Fiserv, Inc.*                          22,935            --             22,935
     1,400               --           1,400      Sabre Holdings Corporation             28,392            --             28,392
                                                                               -------------------------------------------------
                                                                                       137,956       772,000            909,956
                                                                               -------------------------------------------------

                                                 DEPARTMENT STORES - 0.3%
       582               --             582      Federated Department Stores,
                                                   Inc.                                 38,918            --             38,918
     1,300               --           1,300      J.C. Penney Company, Inc.              61,646            --             61,646
                                                                               -------------------------------------------------
                                                                                       100,564            --            100,564
                                                                               -------------------------------------------------

                                                 DISTILLERS & VINTNERS -
                                                   0.1%
       600               --             600      Brown--Forman Corporation
                                                   (Cl.B)                               35,724            --             35,724
                                                                               -------------------------------------------------

                                                 DIVERSIFIED BANKS - 1.7%
     6,392               --           6,392      Bank of America Corporation           269,103            --            269,103
       700               --             700      Comerica, Inc.                         41,230            --             41,230
     1,434               --           1,434      U.S. Bancorp                           40,267            --             40,267
     2,197               --           2,197      Wachovia Corporation                  104,555            --            104,555
     2,606               --           2,606      Wells Fargo & Company                 152,633            --            152,633
                                                                               -------------------------------------------------
                                                                                       607,788            --            607,788
                                                                               -------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED CHEMICALS -
                                                   0.2%
       141               --             141      Dow Chemical Company                    5,875            --              5,875
                                                 E.I. du Pont de Nemours &
       674               --             674        Company                              26,401            --             26,401
       600               --             600      Eastman Chemical Company               28,182            --             28,182
       800               --             800      Engelhard Corporation                  22,328            --             22,328
                                                                               -------------------------------------------------
                                                                                        82,786            --             82,786
                                                                               -------------------------------------------------

                                                 DIVERSIFIED COMMERCIAL &
                                                   PROFESSIONAL SERVICES -
                                                   0.0%
       317               --             317      Cendant Corporation                     6,543            --              6,543
                                                                               -------------------------------------------------

                                                 DIVERSIFIED METALS & MINING
                                                   - 0.1%
       300               --             300      Phelps Dodge Corporation               38,979            --             38,979
                                                                               -------------------------------------------------

                                                 DRUG RETAIL - 0.0%
       255               --             255      Walgreen Company                       11,080            --             11,080
                                                                               -------------------------------------------------

                                                 ELECTRIC UTILITIES - 4.9%
       800               --             800      Allegheny Energy, Inc.*                24,576            --             24,576
     2,600               --           2,600      CenterPoint Energy, Inc.               38,662            --             38,662
     1,200               --           1,200      Edison International                   56,736            --             56,736
       646               --             646      Entergy Corporation                    48,011            --             48,011
        --           81,300          81,300      KFx, Inc.*                                 --     1,391,856          1,391,856
     1,200               --           1,200      PG&E Corporation                       47,100            --             47,100
       970               --             970      Progress Energy, Inc.                  43,407            --             43,407
                                                 Progress Energy, Inc. -
                                                   Contingent Value
       400               --             400        Obligation* 2                            32            --                 32
     1,761               --           1,761      Southern Company                       62,973            --             62,973
     1,200               --           1,200      Teco Energy, Inc.                      21,624            --             21,624
                                                                               -------------------------------------------------
                                                                                       343,121     1,391,856          1,734,977
                                                                               -------------------------------------------------

                                                 ELECTRICAL COMPONENTS &
                                                   EQUIPMENT - 0.1%
       438               --             438      Emerson Electric Company               31,448            --             31,448
                                                                               -------------------------------------------------

                                                 ELECTRONIC EQUIPMENT
                                                   MANUFACTURERS - 0.0%
       437               --             437      Symbol Technologies, Inc.               4,230            --              4,230
                                                                               -------------------------------------------------

                                                 ELECTRONIC MANUFACTURING
                                                   SERVICES - 0.0%
       100               --             100      Jabil Circuit, Inc.*                    3,092            --              3,092
       100               --             100      Molex, Inc.                             2,668            --              2,668
                                                                               -------------------------------------------------
                                                                                         5,760            --              5,760
                                                                               -------------------------------------------------

                                                 ENVIRONMENTAL & FACILITIES
                                                   SERVICES - 0.1%
     1,673               --           1,673      Waste Management, Inc.                 47,865            --             47,865
                                                                               -------------------------------------------------

                                                 FOOD RETAIL - 0.1%
     1,600               --           1,600      Supervalu, Inc.                        49,792            --             49,792
                                                                               -------------------------------------------------

                                                 FOOTWEAR - 0.1%
       400               --             400      Nike, Inc. (Cl.B)                      32,672            --             32,672
                                                                               -------------------------------------------------

                                                 FOREST PRODUCTS - 0.1%
                                                 Louisiana-Pacific
     1,213               --           1,213        Corporation                          33,588            --             33,588
                                                                               -------------------------------------------------

                                                 GAS UTILITIES - 0.1%
       900               --             900      KeySpan Corporation                    33,102            --             33,102
       200               --             200      Nicor, Inc.                             8,406            --              8,406
                                                                               -------------------------------------------------
                                                                                        41,508            --             41,508
                                                                               -------------------------------------------------

                                                 GENERAL MERCHANDISE STORES
                                                   - 0.3%
     1,800               --           1,800      Dollar General Corporation             33,012            --             33,012
     2,300               --           2,300      Family Dollar Stores, Inc.             45,701            --             45,701
       306               --             306      Target Corporation                     15,891            --             15,891
                                                                               -------------------------------------------------
                                                                                        94,604            --             94,604
                                                                               -------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
            SHARES                   SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 HEALTH CARE DISTRIBUTORS -
                                                   0.0%
        82               --              82      Cardinal Health, Inc.                   5,202            --              5,202
                                                                               -------------------------------------------------

                                                 HEALTH CARE EQUIPMENT -
                                                   3.1%
       100               --             100      Baxter International, Inc.              3,987            --              3,987
     1,299               --           1,299      Becton, Dickinson & Company            68,107            --             68,107
       100               --             100      Guidant Corporation                     6,889            --              6,889
     1,693           16,600          18,293      Medtronic, Inc.                        90,779       890,092            980,871
     1,400               --           1,400      PerkinElmer, Inc.                      28,518            --             28,518
        99               --              99      Thermo Electron Corporation*            3,059            --              3,059
         1               --               1      Waters Corporation*                        42            --                 42
       300               --             300      Zimmer Holdings, Inc.*                 20,667            --             20,667
                                                                               -------------------------------------------------
                                                                                       222,048       890,092          1,112,140
                                                                               -------------------------------------------------

                                                 HEALTH CARE FACILITIES -
                                                   0.5%
     1,600               --           1,600      HCA, Inc.                              76,672            --             76,672
       848               --             848      Manor Care, Inc.                       32,572            --             32,572
     5,000               --           5,000      Tenet Healthcare Corporation*          56,150            --             56,150
                                                                               -------------------------------------------------
                                                                                       165,394            --            165,394
                                                                               -------------------------------------------------

                                                 HEALTH CARE SERVICES - 0.2%
       600               --             600      Caremark Rx, Inc.*                     29,958            --             29,958
                                                                               -------------------------------------------------
     1,000               --           1,000      Laboratory Corporation of
                                                   America Holdings*                    48,710            --             48,710
                                                 Medco Health Soulutions,
       200               --             200        Inc.*                                10,966            --             10,966
                                                                               -------------------------------------------------
                                                                                        89,634            --             89,634
                                                                               -------------------------------------------------

                                                 HOME FURNISHINGS - 0.1%
     1,300               --           1,300      Leggett & Platt, Inc.                  26,260            --             26,260
                                                                               -------------------------------------------------

                                                 HOME IMPROVEMENT RETAIL -
                                                   2.0%
     4,008           13,800          17,808      Home Depot, Inc.                      152,865       526,332            679,197
       272               --             272      Lowe's Companies, Inc.                 17,517            --             17,517
                                                                               -------------------------------------------------
                                                                                       170,382       526,332            696,714
                                                                               -------------------------------------------------

                                                 HOMEBUILDING - 0.2%
       300               --             300      D.R. Horton, Inc.                      10,866            --             10,866
       600               --             600      KB Home                                43,920            --             43,920
                                                                               -------------------------------------------------
                                                                                        54,786            --             54,786
                                                                               -------------------------------------------------

                                                 HOTELS, RESORTS & CRUISE
                                                   LINES - 2.9%
       200           18,000          18,200      Carnival Corporation                    9,996       899,640            909,636
     1,300               --           1,300      Hilton Hotels Corporation              29,016            --             29,016
     1,000               --           1,000      Marriott International, Inc.           63,000            --             63,000
                                                 Starwood Hotels & Resorts
       300               --             300        Worldwide, Inc.                      17,151            --             17,151
                                                                               -------------------------------------------------
                                                                                       119,163       899,640          1,018,803
                                                                               -------------------------------------------------

                                                 HOUSEHOLD APPLIANCES - 0.1%
       300               --             300      Black & Decker Corporation             24,627            --             24,627
                                                                               -------------------------------------------------

                                                 HOUSEHOLD PRODUCTS - 0.4%
     1,064               --           1,064      Clorox Company                         59,095            --             59,095
     1,396               --           1,396      Kimberly-Clark Corporation             83,104            --             83,104
                                                                               -------------------------------------------------
                                                                                       142,199            --            142,199
                                                                               -------------------------------------------------

                                                 HYPERMARKETS & SUPERCENTERS
                                                   - 2.5%
     1,153               --           1,153      Costco Wholesale Corporation           49,683            --             49,683
     4,383           15,000          19,383      Wal--Mart Stores, Inc.                192,063       657,300            849,363
                                                                               -------------------------------------------------
                                                                                       241,746       657,300            899,046
                                                                               -------------------------------------------------

                                                 INDEPENDENT POWER PRODUCERS
                                                   & ENERGY TRADERS - 0.4%
       600               --             600      AES Corporation*                        9,858            --              9,858
     1,500               --           1,500      Duke Energy Corporation                43,755            --             43,755
       800               --             800      TXU Corporation                        90,304            --             90,304
                                                                               -------------------------------------------------
                                                                                       143,917            --            143,917
                                                                               -------------------------------------------------

                                                 INDUSTRIAL CONGLOMERATES -
                                                   1.8%



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
     1,127               --           1,127      3M Company                             82,677            --             82,677
    12,841               --          12,841      General Electric Company              432,356            --            432,356
     4,379               --           4,379      Tyco International, Ltd.              121,955            --            121,955
                                                                               -------------------------------------------------
                                                                                       636,988            --            636,988
                                                                               -------------------------------------------------

                                                 INDUSTRIAL GASES - 2.6%
                                                 Air Products & Chemicals,
     1,000               --           1,000        Inc.                                 55,140            --             55,140
        --           18,000          18,000      Praxair, Inc.                              --       862,740            862,740
                                                                               -------------------------------------------------
                                                                                        55,140       862,740            917,880
                                                                               -------------------------------------------------

                                                 INDUSTRIAL MACHINERY - 0.3%
       900               --             900      Ingersoll--Rand Company, Ltd.          34,407            --             34,407
       900               --             900      Parker Hannifin Corporation            57,879            --             57,879
                                                                               -------------------------------------------------
                                                                                        92,286            --             92,286
                                                                               -------------------------------------------------

                                                 INTEGRATED OIL & GAS - 2.5%
     3,231               --           3,231      Chevron Corporation                   209,143            --            209,143
     1,298               --           1,298      ConocoPhillips                         90,743            --             90,743
     9,015               --           9,015      Exxon Mobil Corporation 1             572,813            --            572,813
       400               --             400      Murphy Oil Corporation                 19,948            --             19,948
                                                 Occidental Petroleum
       100               --             100        Corporation                           8,543            --              8,543
                                                                               -------------------------------------------------
                                                                                       901,190            --            901,190
                                                                               -------------------------------------------------

                                                 INTEGRATED TELECOMMUNICATION
                                                   SERVICES - 1.2%
     1,100               --           1,100      AT&T Corporation                       21,780            --             21,780
     1,621               --           1,621      BellSouth Corporation                  42,632            --             42,632
                                                 Qwest Communications
     2,038               --           2,038        International, Inc.*                  8,356            --              8,356
     5,444               --           5,444      SBC Communications, Inc.              130,493            --            130,493
     3,600               --           3,600      Sprint Nextel Corporation              85,608            --             85,608
     4,730               --           4,730      Verizon Communications, Inc.          154,624            --            154,624
                                                                               -------------------------------------------------
                                                                                       443,493            --            443,493
                                                                               -------------------------------------------------

                                                 INTERNET RETAIL - 0.1%
       972               --             972      eBay, Inc.*                            40,046            --             40,046
                                                                               -------------------------------------------------

                                                 INTERNET SOFTWARE & SERVICES
                                                   - 0.1%
     1,084               --           1,084      Yahoo!, Inc.*                          36,683            --             36,683
                                                                               -------------------------------------------------

                                                 INVESTMENT BANKING &
                                                   BROKERAGE - 0.8%
       300               --             300      Bear Sterns Companies, Inc.            32,925            --             32,925
       138               --             138      Goldman Sachs Group, Inc.              16,778            --             16,778
                                                 Lehman Brothers Holdings,
       600               --             600        Inc.                                 69,888            --             69,888
       725               --             725      Merrill Lynch & Company, Inc.          44,479            --             44,479
     1,982               --           1,982      Morgan Stanley                        106,909            --            106,909
                                                                               -------------------------------------------------
                                                                                       270,979            --            270,979
                                                                               -------------------------------------------------

                                                 LIFE & HEALTH INSURANCE -
                                                   0.5%
       371               --             371      AFLAC, Inc.                            16,806            --             16,806
       432               --             432      Jefferson-Pilot Corporation            22,105            --             22,105
        26               --              26      Lincoln National Corporation            1,352            --              1,352
     1,213               --           1,213      MetLife, Inc.                          60,444            --             60,444
       867               --             867      Prudential Financial, Inc.             58,575            --             58,575
       400               --             400      Torchmark Corporation                  21,132            --             21,132
                                                                               -------------------------------------------------
                                                                                       180,414            --            180,414
                                                                               -------------------------------------------------

                                                 MANAGED HEALTH CARE - 0.6%
       400               --             400      Aetna, Inc.                            34,456            --             34,456
       600               --             600      Cigna Corporation                      70,716            --             70,716
       900               --             900      Humana, Inc.*                          43,092            --             43,092
       732               --             732      UnitedHealth Group, Inc.               41,138            --             41,138
       138               --             138      WellPoint, Inc.*                       10,463            --             10,463
                                                                               -------------------------------------------------
                                                                                       199,865            --            199,865
                                                                               -------------------------------------------------

                                                 METAL & GLASS CONTAINERS -
                                                   0.1%
       900               --             900      Ball Corporation                       33,066            --             33,066
                                                                               -------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 MOTORCYCLE MANUFACTURERS -
                                                  0.1%
       547               --             547      Harley-Davidson, Inc.                  26,497            --             26,497
                                                                               -------------------------------------------------

                                                 MOVIES & ENTERTAINMENT -
                                                   3.2%
     5,000               --           5,000      News Corporation                       77,950            --             77,950
     3,313               --           3,313      Time Warner, Inc.                      59,998            --             59,998
     3,513           23,900          27,413      Viacom, Inc. (Cl.B)                   115,964       788,939            904,903
     4,733               --           4,733      Walt Disney Company                   114,207            --            114,207
                                                                               -------------------------------------------------
                                                                                       368,119       788,939          1,157,058
                                                                               -------------------------------------------------

                                                 MULTI-LINE INSURANCE -
                                                   2.8%
                                                 American International Group,
     2,519           13,500          16,019        Inc.                                156,077       836,460            992,537
                                                 Hartford Financial Services
       200               --             200        Group, Inc.                          15,434            --             15,434
                                                                               -------------------------------------------------
                                                                                       171,511       836,460          1,007,971
                                                                               -------------------------------------------------

                                                 MULTI-UTILITIES - 0.1%
       500               --             500      Dominion Resources, Inc.               43,070            --             43,070
                                                                               -------------------------------------------------

                                                 OFFICE SERVICES & SUPPLIES
                                                   - 0.0%
       100               --             100      Pitney Bowes, Inc.                      4,174            --              4,174
                                                                               -------------------------------------------------

                                                 OIL & GAS DRILLING - 0.4%
       900               --             900      Nabors Industries, Ltd.*               64,647            --             64,647
       800               --             800      Noble Corporation                      54,768            --             54,768
       800               --             800      Rowan Companies, Inc.                  28,392            --             28,392
       100               --             100      Transocean, Inc.*                       6,131            --              6,131
                                                                               -------------------------------------------------
                                                                                       153,938            --            153,938
                                                                               -------------------------------------------------

                                                 OIL & GAS EQUIPMENT &
                                                   SERVICES - 5.0%
        --           48,000          48,000      BJ Services Company                        --     1,727,520          1,727,520
       683               --             683      Schlumberger, Ltd.                     57,632            --             57,632
                                                 Weatherford International,
       200               --             200        Ltd.*                                13,732            --             13,732
                                                                               -------------------------------------------------
                                                                                        71,364     1,727,520          1,798,884
                                                                               -------------------------------------------------

                                                 OIL & GAS EXPLORATION &
                                                   PRODUCTION - 0.9%
       600               --             600      Anadarko Petroleum
                                                   Corporation                          57,450            --             57,450
       962               --             962      Burlington Resources, Inc.             78,230            --             78,230
     1,200               --           1,200      Devon Energy Corporation               82,368            --             82,368
       300               --             300      Kerr-McGee Corporation                 29,133            --             29,133
     1,700               --           1,700      XTO Energy, Inc.                       77,044            --             77,044
                                                                               -------------------------------------------------
                                                                                       324,225            --            324,225
                                                                               -------------------------------------------------

                                                 OIL & GAS REFINING &
                                                   MARKETING - 0.0%
         1               --               1      Valero Energy Corporation                 105            --                105
                                                                               -------------------------------------------------

                                                 OIL & GAS STORAGE &
                                                   TRANSPORTATION - 5.0%
     4,000               --           4,000      El Paso Corporation                    55,600            --             55,600
        --           69,500          69,500      Williams Companies, Inc.                   --     1,740,975          1,740,975
                                                                               -------------------------------------------------
                                                                                        55,600     1,740,975          1,796,575
                                                                               -------------------------------------------------

                                                 OTHER DIVERSIFIED FINANCIAL
                                                   SERVICES - 3.7%
     6,327           18,300          24,627      Citigroup, Inc.                       288,005       833,016          1,121,021
     4,333               --           4,333      JP Morgan Chase & Company             147,019            --            147,019
     1,092               --           1,092      Principal Financial Group,
                                                   Inc.                                 51,728            --             51,728
                                                                               -------------------------------------------------
                                                                                       486,752       833,016          1,319,768
                                                                               -------------------------------------------------

                                                 PACKAGED FOODS & MEATS -
                                                   0.3%
       700               --             700      ConAgra Foods, Inc.                    17,325            --             17,325
     1,000               --           1,000      General Mills, Inc.                    48,200            --             48,200
       100               --             100      McCormick & Company, Inc.               3,263            --              3,263
       919               --             919      Sara Lee Corporation                   17,415            --             17,415
       300               --             300      Tyson Foods, Inc.                       5,415            --              5,415
                                                                               -------------------------------------------------
                                                                                        91,618            --             91,618
                                                                               -------------------------------------------------

                                                 PERSONAL PRODUCTS - 0.6%



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
       200               --             200      Avon Products, Inc.                     5,400            --              5,400
     3,767               --           3,767      Gillette Company                      219,239            --            219,239
                                                                               -------------------------------------------------
                                                                                       224,639            --            224,639
                                                                               -------------------------------------------------

                                                 PHARMACEUTICALS - 5.3%
     2,803               --           2,803      Abbott Laboratories                   118,847            --            118,847
     4,487               --           4,487      Bristol-Myers Squibb
                                                   Company                             107,957            --            107,957
     1,243               --           1,243      Eli Lilly & Company                    66,525            --             66,525
     1,500               --           1,500      Hospira, Inc.*                         61,455            --             61,455
     4,647           13,500          18,147      Johnson & Johnson                     294,062       854,280          1,148,342
     2,776               --           2,776      Merck & Company, Inc.                  75,535            --             75,535
    10,780               --          10,780      Pfizer, Inc.                          269,177            --            269,177
       327               --             327      Schering-Plough Corporation             6,883            --              6,883
     1,060               --           1,060      Wyeth                                  49,046            --             49,046
                                                                               -------------------------------------------------
                                                                                     1,049,487       854,280          1,903,767
                                                                               -------------------------------------------------

                                                 PROPERTY & CASUALTY INSURANCE
                                                   - 0.7%
       200               --             200      Ace, Ltd.                               9,414            --              9,414
     1,110               --           1,110      Allstate Corporation                   61,372            --             61,372
       100               --             100      Ambac Financial Group, Inc.             7,206            --              7,206
       100               --             100      Chubb Corporation                       8,955            --              8,955
       567               --             567      Cincinnati Financial
                                                   Corporation                          23,752            --             23,752
       400               --             400      MBIA, Inc.                             24,248            --             24,248
       100               --             100      Progressive Corporation                10,477            --             10,477
       400               --             400      Safeco Corporation                     21,352            --             21,352
     1,183               --           1,183      St. Paul Travelers
                                                   Companies, Inc.                      53,081            --             53,081
       400               --             400      XL Capital, Ltd.                       27,212            --             27,212
                                                                               -------------------------------------------------
                                                                                       247,069            --            247,069
                                                                               -------------------------------------------------

                                                 PUBLISHING - 0.1%
       420               --             420      Gannett Company, Inc.                  28,909            --             28,909
                                                                               -------------------------------------------------

                                                 RAILROADS - 0.4%
                                                 Burlington Northern Santa Fe
     1,324               --           1,324        Corporation                          79,175            --             79,175
       100               --             100      CSX Corporation                         4,648            --              4,648
     1,100               --           1,100      Norfolk Southern Corporation           44,616            --             44,616
                                                                               -------------------------------------------------
                                                                                       128,439            --            128,439
                                                                               -------------------------------------------------

                                                 REAL ESTATE INVESTMENT
                                                   TRUSTS - 0.2%
     2,004               --           2,004      Equity Office Properties
                                                   Trust                                65,551            --             65,551
       100               --             100      Equity Residential                      3,785            --              3,785
                                                                               -------------------------------------------------
                                                                                        69,336            --             69,336
                                                                               -------------------------------------------------

                                                 REGIONAL BANKS - 0.6%
       807               --             807      First Horizon National
                                                   Corporation                          29,334            --             29,334
     2,100               --           2,100      KeyCorp                                67,725            --             67,725
     1,562               --           1,562      National City Corporation              52,233            --             52,233
       700               --             700      North Fork Bancorporation,
                                                   Inc.                                 17,850            --             17,850
       200               --             200      Regions Financial
                                                   Corporation                           6,224            --              6,224
         7               --               7      SunTrust Banks, Inc.                      486            --                486
       600               --             600      Zions Bancorporation                   42,726            --             42,726
                                                                               -------------------------------------------------
                                                                                       216,578            --            216,578
                                                                               -------------------------------------------------

                                                 RESTAURANTS - 0.3%
     1,900               --           1,900      Darden Restaurants, Inc.               57,703            --             57,703
       887               --             887      McDonald's Corporation                 29,706            --             29,706
       200               --             200      Yum! Brands, Inc.                       9,682            --              9,682
                                                                               -------------------------------------------------
                                                                                        97,091            --             97,091
                                                                               -------------------------------------------------

                                                 SEMICONDUCTOR EQUIPMENT -
                                                   0.9%
     1,300               --           1,300      KLA-Tencor Corporation                 63,388            --             63,388
        --          100,000         100,000      Mindspeed Technologies, Inc.*              --       241,000            241,000
                                                                               -------------------------------------------------
                                                                                        63,388       241,000            304,388
                                                                               -------------------------------------------------

                                                 SEMICONDUCTORS - 1.3%
       700               --             700      Advanced Micro Devices, Inc.*          17,640            --             17,640
                                                 Freescale Semiconductor, Inc.
     2,537               --           2,537        (Cl.B)*                              59,822            --             59,822
    10,023               --          10,023      Intel Corporation                     247,067            --            247,067
       700               --             700      LSI Logic Corporation*                  6,895            --              6,895



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
     1,100               --           1,100      National Semiconductor
                                                   Corporation                          28,930            --             28,930
     2,725               --           2,725      Texas Instruments, Inc.                92,377            --             92,377
                                                                               -------------------------------------------------
                                                                                       452,731            --            452,731
                                                                               -------------------------------------------------

                                                 SOFT DRINKS - 2.2%
     3,415               --           3,415      Coca-Cola Company                     147,494            --            147,494
     1,000               --           1,000      Pepsi Bottling Group, Inc.             28,550            --             28,550
     2,536            7,900          10,436      PepsiCo, Inc.                         143,817       448,009            591,826
                                                                               -------------------------------------------------
                                                                                       319,861       448,009            767,870
                                                                               -------------------------------------------------

                                                 SPECIALIZED FINANCE - 0.1%
       500               --             500      CIT Group, Inc.                        22,590            --             22,590
                                                                               -------------------------------------------------

                                                 SPECIALTY CHEMICALS - 0.3%
                                                 International Flavors &
       200               --             200        Fragrances, Inc.                      7,128            --              7,128
     1,400               --           1,400      Rohm & Haas Company                    57,582            --             57,582
       517               --             517      Sigma-Aldrich Corporation              33,119            --             33,119
                                                                               -------------------------------------------------
                                                                                        97,829            --             97,829
                                                                               -------------------------------------------------

                                                 STEEL - 0.1%
       800               --             800      Nucor Corporation                      47,192            --             47,192
                                                                               -------------------------------------------------

                                                 SYSTEMS SOFTWARE - 1.3%
    12,405               --          12,405      Microsoft Corporation                 319,181            --            319,181
     7,406               --           7,406      Oracle Corporation*                    91,760            --             91,760
     1,586               --           1,586      Symantec Corporation*                  35,939            --             35,939
                                                                               -------------------------------------------------
                                                                                       446,880            --            446,880
                                                                               -------------------------------------------------

                                                 THRIFTS & MORTGAGE FINANCE
                                                   - 0.4%
       900               --             900      Countrywide Financial
                                                   Corporation                          29,682            --             29,682
       221               --             221      Fannie Mae                              9,905            --              9,905
        55               --              55      Freddie Mac                             3,105            --              3,105
       100               --             100      Golden West Financial
                                                   Corporation                           5,939            --              5,939
       900               --             900      MGIC Investment Corporation            57,780            --             57,780
       716               --             716      Washington Mutual, Inc.                28,082            --             28,082
                                                                               -------------------------------------------------
                                                                                       134,493            --            134,493
                                                                               -------------------------------------------------

                                                 TIRES & RUBBER - 0.1%
     3,200               --           3,200      Goodyear Tire & Rubber
                                                   Company*                             49,888            --             49,888
                                                                               -------------------------------------------------

                                                 TOBACCO - 0.6%
     2,481               --           2,481      Altria Group, Inc.                    182,874            --            182,874
       600               --             600      UST, Inc.                              25,116            --             25,116
                                                                               -------------------------------------------------
                                                                                       207,990            --            207,990
                                                                               -------------------------------------------------

                                                 TRUCKING - 1.2%
        --           22,500          22,500      J.B. Hunt Transport
                                                   Services, Inc.                           --       427,725            427,725
                                                                               -------------------------------------------------

                                                 TOTAL COMMON STOCK
                                                    (cost $29,538,551)              14,354,813    20,902,312         35,257,125
                                                                               -------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
                                                 U.S. Treasury Bill, 3.29%,
       50,000               --          50,000     12-01-05 1                           49,734            --             49,734
                                                                               -------------------------------------------------
                                                 TOTAL U.S. GOVERNMENT
                                                   SECURITIES (cost $49,728)            49,734            --             49,734
                                                                               -------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                 REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
                                                 United Missouri Bank, dated
                                                   09-30-05, matures 10-03-05;
                                                   repurchase amount of $457,
      457,000               --         457,000     130 (Collateralized by GNMA,
                                                   5.00%, 11-16-31 with a value
                                                   of $466,568)                        457,000            --            457,000
                                                                               -------------------------------------------------
                                                 TOTAL REPURCHASE AGREEMENT
                                                   (cost $457,000)                     457,000            --            457,000
                                                                               -------------------------------------------------
                                                 TOTAL INVESTMENTS - 100.2%
                                                   (cost $30,045,279)               14,861,547    20,902,312         35,763,859
                                                 CASH & OTHER ASSETS, LESS
                                                   LIABILITIES - (0.2%)               (122,043)       38,618            (83,425)
                                                                               -------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                            MARKET VALUE                  VALUE
-------------------------------------------------                              -------------------------------------------------
 ENHANCED INDEX     SELECT 25                                                   ENHANCED INDEX    SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL NET ASSETS - 100.0%         $14,739,504     $ 20,940,930      $35,680,434
                                                                               =================================================



For federal income tax purposes, the identified cost of investments owned at September 30, 2005 was $30,472,219.

*     Non-income producing security

1     Security is segregated as collateral for open futures contracts.

2 Security is restricted. The total market value of restricted securities is $32 (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.


PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)                                                    LARGE CAP                                              PRO FORMA
SEPTEMBER 30, 2005                                               GROWTH            SELECT 25        ADJUSTMENTS        COMBINED
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value 1  ...............................      $ 13,938,293       $ 20,902,312                        $ 34,840,605
Cash ...................................................           372,549             91,224                             463,773
Receivables:
   Fund shares sold ....................................            20,506              4,826                              25,332
   Dividends ...........................................             6,546              6,360                              12,906
Prepaid expenses .......................................            14,824              9,944                              24,768
                                                              --------------------------------------------------------------------
Total assets ...........................................        14,352,718         21,014,666                          35,367,384
                                                              --------------------------------------------------------------------
LIABILITIES:
Payable for:
   Securities purchased ................................           161,441                 --                             161,441
   Fund shares redeemed ................................            12,032             16,973                              29,005
   Management fees .....................................             8,666             12,636                              21,302
   Custodian fees ......................................                --              1,600                               1,600
   Transfer agent and administration fees ..............             6,807              5,513                              12,320
   Professional fees ...................................             8,581              8,606                              17,187
   12b-1distribution plan fees .........................            90,588             27,044                             117,632
   Reimbursement due to advisor ........................             2,626              2,626
   Other ...............................................               855              1,364                               2,219
                                                              --------------------------------------------------------------------
Total liabilities ......................................           291,596             73,736                             365,332
                                                              --------------------------------------------------------------------
NET ASSETS .............................................      $ 14,061,122       $ 20,940,930                        $ 35,002,052
                                                              ====================================================================
NET ASSETS CONSIST OF:
Paid in capital ........................................      $ 15,511,601       $ 27,674,023                        $ 43,185,624
Accumulated net realized loss on sale of investments,
futures and foreign currency transactions ..............        (2,388,522)       (11,459,603)                        (13,848,125)
Net unrealized appreciation in value of investments ....           938,043          4,726,510                           5,664,553
                                                              --------------------------------------------------------------------
Net Assets .............................................      $ 14,061,122       $ 20,940,930                        $ 35,002,052
                                                              ====================================================================
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) .........................................         1,340,489            952,480           882,576         1,835,056
Net assets .............................................      $  8,260,907       $  8,911,920                        $ 17,172,827
Net asset value and redemption price per share .........      $       6.16       $       9.36                        $       9.36
                                                              ====================================================================
Maximum offering price per share (net asset value
   divided by 94.25%) ..................................      $       6.54       $       9.93                        $       9.93
                                                              ====================================================================
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) .............           450,115            785,052           297,466         1,082,518
Net assets .............................................      $  2,653,394       $  7,000,438                        $  9,653,832
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .............................................      $       5.89       $       8.92                        $       8.92
                                                              ====================================================================
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) .........................................           531,423            562,231           351,993           914,224
Net assets .............................................      $  3,146,821       $  5,028,572                        $  8,175,393
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .............................................      $       5.92       $       8.94                        $       8.94
                                                              ====================================================================

1 Investments, at cost .................................      $ 13,000,250       $ 16,175,802                        $ 29,176,052



PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)         LARGE CAP                                             PRO FORMA
FOR THE YEAR ENDED SEPTEMBER 30, 2005                            GROWTH            SELECT 25        ADJUSTMENTS        COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...........................................      $    204,677       $    185,577                --      $    390,254
   Interest ............................................             6,208              5,800                --            12,008
                                                              --------------------------------------------------------------------
   Total investment income .............................           210,885            191,377                --           402,262
                                                              --------------------------------------------------------------------

EXPENSES:
   Management fees .....................................           140,504            162,619                --           279,952
   Custodian fees ......................................             4,718              5,205           (14,521) 1          5,205
   Transfer agent/maintenance fees .....................           106,193             67,806           (15,334) 1         91,205
   Administration fees .................................            24,949             24,997           (17,710)           35,480
   Directors' fees .....................................               190                404                --               769
   Professional fees ...................................            10,653             11,049            (5,956) 1         15,000
   Reports to shareholders .............................             2,496              2,507                --             4,184
   Registration fees ...................................            34,087             31,519           (24,797) 1         38,000
   Other expenses ......................................             1,965              2,198                --             3,759
   12b-1 distribution plan fees - Class A ..............            19,341             22,723                --            40,020
   12b-1 distribution plan fees - Class B ..............            31,297             72,047                --           123,633
   12b-1 distribution plan fees - Class C ..............            31,842             53,888                --            89,556
                                                              --------------------------------------------------------------------
   Total expenses ......................................           408,235            456,962          (122,338)          742,859
   Less: Expenses waived ...............................           (35,126)                --            35,126 1              --
         Earnings credits ..............................            (1,371)                --             1,371 1              --
         Reimbursement of expenses-Class A .............            (4,677)                --             4,677 1              --

         Reimbursement of expenses-Class B .............            (1,921)                --             1,921 1              --
         Reimbursement of expenses-Class C .............            (1,654)                --             1,654 1              --
   Net expenses ........................................           363,486            456,962           (77,589)          742,859
                                                              --------------------------------------------------------------------
   Net investment income ...............................          (152,601)          (265,585)           77,589          (340,597)
                                                              --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN:

Net realized gain during the year on:

   Investments .........................................           292,724            544,010                             836,734
                                                              --------------------------------------------------------------------
   Net realized gain ...................................           292,724            544,010                             836,734
                                                              --------------------------------------------------------------------

Net unrealized appreciation during the year on:

   Investments .........................................           499,904          3,480,799                           3,980,703
                                                              --------------------------------------------------------------------
   Net unrealized appreciation .........................           499,904          3,480,799                           3,980,703
                                                              --------------------------------------------------------------------
   Net gain ............................................           792,628          4,024,809                           4,817,437
                                                              --------------------------------------------------------------------
   Net increase in net assets resulting from operations       $    640,027       $  3,759,224       $    77,589      $  4,476,840
                                                              ====================================================================


1 Decrease due to the elimination of duplicative expenses achieved by merging the funds

PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005


                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                             MARKET VALUE                 VALUE
---------------------------------------------                                   ------------------------------------------------
LARGE CAP GROWTH    SELECT 25                                                   LARGE CAP GROWTH   SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 COMMERCIAL PAPER - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
                                                 FINANCIAL - OTHER - 1.4%
                                                 Countrywide Financial, 3.85%,
   500,000               --         500,000        10-06-05                      $     499,733    $       --    $       499,733
                                                                                ------------------------------------------------
                                                 TOTAL COMMERCIAL PAPER
                                                   (cost $499,733)                     499,733            --            499,733

--------------------------------------------------------------------------------------------------------------------------------
                                                 COMMON STOCKS - 98.1%
--------------------------------------------------------------------------------------------------------------------------------
                                                 AEROSPACE & DEFENSE - 4.8%
     2,400               --           2,400      General Dynamics Corporation          286,920            --            286,920
        --           13,800          13,800      L-3 Communications Holdings,
                                                   Inc.                                     --     1,091,166          1,091,166
     5,600               --           5,600      United Technologies Corporation       290,304            --            290,304
                                                                                ------------------------------------------------
                                                                                       577,224     1,091,166          1,668,390
                                                                                ------------------------------------------------

                                                 AIR FREIGHT & LOGISTICS - 4.5%
     5,400           12,800          18,200      FedEx Corporation                     470,502     1,115,264          1,585,766
                                                                                ------------------------------------------------

                                                 AIRLINES - 0.5%
    12,800               --          12,800      Southwest Airlines Company            190,080            --            190,080
                                                                                ------------------------------------------------

                                                 BIOTECHNOLOGY - 2.2%
     2,500            7,000           9,500      Amgen, Inc.*                          199,175       557,690            756,865
                                                                                ------------------------------------------------

                                                 BROADCASTING & CABLE TV - 2.9%
    19,400           19,000          38,400      Univision Communications, Inc.*       514,682       504,070          1,018,752
                                                                                ------------------------------------------------

                                                 COMMUNICATIONS EQUIPMENT - 9.3%
    35,000          123,000         158,000      3Com Corporation*                     142,800       501,840            644,640
    14,157           38,328          52,485      ADC Telecommunications, Inc.*         323,632       876,178          1,199,810
    20,100           38,000          58,100      Cisco Systems, Inc.*                  360,393       681,340          1,041,733
     8,000               --           8,000      Qualcomm, Inc.                        358,000            --            358,000
                                                                                ------------------------------------------------
                                                                                     1,184,825     2,059,358          3,244,183
                                                                                ------------------------------------------------

                                                 COMPUTER HARDWARE - 0.4%
     4,200               --           4,200      Dell, Inc.*                           143,640            --            143,640
                                                                                ------------------------------------------------

                                                 CONSTRUCTION & ENGINEERING
                                                   - 4.8%
                                                                                ------------------------------------------------
                     68,000          68,000      Shaw Group, Inc.*
        --                                                                                  --     1,676,880          1,676,880
                                                                                ------------------------------------------------

                                                 CONSUMER FINANCE - 1.1%
     6,800               --           6,800      American Express Company              390,592            --            390,592
                                                                                ------------------------------------------------

                                                 DATA PROCESSING & OUTSOURCED
                                                   SERVICES - 3.5%
    11,700           19,300          31,000      First Data Corporation                468,000       772,000          1,240,000
                                                                                ------------------------------------------------

                                                 DRUG RETAIL - 1.4%
    17,100               --          17,100      CVS Corporation                       496,071            --            496,071
                                                                                ------------------------------------------------

                                                 ELECTRIC UTILITIES - 4.0%
        --           81,300          81,300      KFx, Inc.*                                 --     1,391,856          1,391,856
                                                                                ------------------------------------------------

                                                 ELECTRICAL COMPONENTS &
                                                  EQUIPMENT - 0.4%
    27,400               --          27,400      Power-One, Inc.*                      151,796            --            151,796
                                                                                ------------------------------------------------

                                                 EXCHANGE TRADED FUNDS - 1.2%
                                                 iShares Russell 1000 Growth
     8,300               --           8,300         Index Fund                         413,091            --            413,091
                                                                                ------------------------------------------------

                                                 GENERAL MERCHANDISE STORES
                                                   - 0.4%

     2,500               --           2,500      Target Corporation                    129,825            --            129,825
                                                                                ------------------------------------------------

                                                 HEALTH CARE EQUIPMENT - 5.1%
     9,000           16,600          25,600      Medtronic, Inc.                       482,580       890,092          1,372,672
     6,100               --           6,100      Zimmer Holdings, Inc.*                420,229            --            420,229
                                                                                ------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
            SHARES                   SHARES                                             MARKET VALUE                 VALUE
---------------------------------------------                                   ------------------------------------------------
LARGE CAP GROWTH    SELECT 25                                                   LARGE CAP GROWTH   SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       902,809      890,092           1,792,901
                                                                                ------------------------------------------------
                                                 HEALTH CARE SERVICES - 0.9%
     6,400               --           6,400      Covance, Inc.*                        307,136            --            307,136
                                                                                ------------------------------------------------

                                                 HOME IMPROVEMENT RETAIL - 2.6%
    10,000           13,800          23,800      Home Depot, Inc.                      381,400       526,332            907,732
                                                                                ------------------------------------------------

                                                 HOTELS, RESORTS & CRUISE LINES
                                                   - 3.8%
     8,500           18,000          26,500      Carnival Corporation                  424,830       899,640          1,324,470
                                                                                ------------------------------------------------

                                                 HOUSEHOLD PRODUCTS - 0.9%
     5,200               --           5,200      Procter & Gamble Company              309,192            --            309,192
                                                                                ------------------------------------------------

                                                 HYPERMARKETS & SUPERCENTERS
                                                   - 3.1%
     9,700           15,000          24,700      Wal--Mart Stores, Inc.                425,054       657,300          1,082,354
                                                                                ------------------------------------------------

                                                 INDUSTRIAL CONGLOMERATES - 2.2%
     1,800               --           1,800      3M Company                            132,048            --            132,048
    18,600               --          18,600      General Electric Company              626,262            --            626,262
                                                                                ------------------------------------------------
                                                                                       758,310            --            758,310
                                                                                ------------------------------------------------

                                                 INDUSTRIAL GASES - 2.5%
        --           18,000          18,000      Praxair, Inc.                              --       862,740            862,740
                                                                                ------------------------------------------------

                                                 INTERNET RETAIL - 0.3%
     2,400               --           2,400      eBay, Inc.*                            98,880            --             98,880
                                                                                ------------------------------------------------

                                                 MANAGED HEALTH CARE - 0.8%
     5,000               --           5,000      UnitedHealth Group, Inc.              281,000            --            281,000
                                                                                ------------------------------------------------

                                                 MOVIES & ENTERTAINMENT - 3.4%
    12,400           23,900          36,300      Viacom, Inc. (Cl.B)                   409,324       788,939          1,198,263
                                                                                ------------------------------------------------

                                                 MULTI-LINE INSURANCE - 4.1%
     9,800           13,500          23,300      American International Group,
                                                   Inc.                                607,208       836,460          1,443,668
                                                                                ------------------------------------------------

                                                 OIL & GAS EQUIPMENT & SERVICES
                                                   -6.3%
    13,200           48,000          61,200      BJ Services Company                   475,068     1,727,520          2,202,588
                                                                                ------------------------------------------------

                                                 OIL & GAS STORAGE &
                                                 TRANSPORTATION - 5.0%
        --           69,500          69,500      Williams Companies, Inc.                   --     1,740,975          1,740,975
                                                                                ------------------------------------------------

                                                 OTHER DIVERSIFIED FINANCIAL
                                                   SERVICES - 3.2%
     6,400           18,300          24,700      Citigroup, Inc.                       291,328       833,016          1,124,344
                                                                                ------------------------------------------------

                                                 PHARMACEUTICALS - 3.6%
     6,600           13,500          20,100      Johnson & Johnson                     417,648       854,280          1,271,928
                                                                                ------------------------------------------------

                                                 SEMICONDUCTOR EQUIPMENT - 0.7%
        --          100,000         100,000      Mindspeed Technologies, Inc.*              --       241,000            241,000
                                                                                ------------------------------------------------

                                                 SEMICONDUCTORS - 2.0%
     6,700               --           6,700      Analog Devices, Inc.                  248,838            --            248,838
    47,200               --          47,200      Applied Micro Circuits
                                                   Corporation*                        141,600            --            141,600
    12,900               --          12,900      Intel Corporation                     317,985            --            317,985
                                                                                ------------------------------------------------
                                                                                       708,423            --            708,423
                                                                                ------------------------------------------------

                                                 SOFT DRINKS - 1.9%
     3,900            7,900          11,800      PepsiCo, Inc.                         221,169       448,009            669,178
                                                                                ------------------------------------------------

                                                 SYSTEMS SOFTWARE - 1.5%
    20,900               --          20,900      Microsoft Corporation                 537,757            --            537,757
                                                                                ------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                             MARKET VALUE                 VALUE
---------------------------------------------                                   -----------------------------------------------
LARGE CAP GROWTH    SELECT 25                                                   LARGE CAP GROWTH   SELECT 25
-------------------------------------------------------------------------------------------------------------------------------
                                                 TRADING COMPANIES &
                                                   DISTRIBUTORS - 0.3%
     1,500               --           1,500      W.W. Grainger, Inc.                    94,380            --             94,380
                                                                                ------------------------------------------------

                                                 TRUCKING - 2.5%
    24,100           22,500          46,600      J.B. Hunt Transport Services,
                                                   Inc.                                458,141       427,725            885,866
                                                                                ------------------------------------------------

                                                 TOTAL COMMON STOCK
                                                                                ------------------------------------------------
                                                     (cost $28,676,319)             13,438,560    20,902,312         34,340,872
                                                                                ------------------------------------------------
                                                 TOTAL INVESTMENTS - 99.5%
                                                     (cost $29,176,052)             13,938,293    20,902,312         34,840,605
                                                 CASH & OTHER ASSETS, LESS
                                                 LIABILITIES - 0.5%                    122,829        38,618            161,447
                                                                                ------------------------------------------------
                                                 TOTAL NET ASSETS - 100.0%      $   14,061,122   $20,940,930    $    35,002,052
                                                                                ================================================


For federal income tax purposes, the identified cost of investments owned at September 30, 2005 was $29,252,204.

*     Non-income producing security


PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)                                                  SOCIAL                                        PRO FORMA
SEPTEMBER 30, 2005                                         AWARENESS        SELECT 25     ADJUSTMENTS       COMBINED
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value 1 ..............................    $16,893,756     $ 20,902,312                    $37,796,068
Cash..................................................            738           91,224                         91,962
Receivables:
   Fund shares sold...................................         18,846            4,826                         23,672
   Dividends..........................................          4,971            6,360                         11,331
Prepaid expenses......................................          9,854            9,944                         19,798
                                                          ------------------------------------------------------------
Total assets..........................................     16,928,165       21,014,666                     37,942,831
                                                          ------------------------------------------------------------

LIABILITIES:
Payable for:
   Securities purchased...............................        263,137               --                        263,137
   Fund shares redeemed...............................          6,300           16,973                         23,273
   Management fees....................................         10,272           12,636                         22,908
   Custodian fees.....................................          1,400            1,600                          3,000
   Transfer agent and administration fees.............          4,814            5,513                         10,327
   Professional fees..................................          8,458            8,606                         17,064
   12b-1distribution plan fees........................          7,106           27,044                         34,150
   Other..............................................          1,082            1,364                          2,446
                                                          ------------------------------------------------------------
Total liabilities.....................................        302,569           73,736                        376,305
                                                          ------------------------------------------------------------
NET ASSETS............................................    $16,625,596     $ 20,940,930                    $37,566,526
                                                          ============================================================

NET ASSETS CONSIST OF:
Paid in capital.......................................    $18,220,270     $ 27,674,023                    $45,894,293
Accumulated undistributed net investment income.......             --               --                             --
Accumulated net realized loss on sale of investments..     (1,551,431)     (11,459,603)                   (13,011,034)
Net unrealized appreciation in value of investments...        (43,243)       4,726,510                      4,683,267
                                                          ------------------------------------------------------------
Net Assets............................................    $16,625,596     $ 20,940,930                    $37,566,526
                                                          ============================================================

CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized)........................................        528,373          952,480      1,145,803       2,098,283
Net assets............................................    $10,724,719     $  8,911,920                    $19,636,639
Net asset value and redemption price per share........    $     20.30     $       9.36                    $      9.36
                                                          ============================================================
Maximum offering price per share (net asset value
   divided by 94.25%).................................    $     21.54     $       9.93                    $      9.93
                                                          ============================================================

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized)............        230,064          785,052        480,955       1,266,007
Net assets............................................    $ 4,290,117     $  7,000,438                    $11,290,555
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred
   sales charge)......................................    $     18.65     $       8.92                    $      8.92
                                                          ============================================================

CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized)........................................         84,453          562,231        180,174         742,405
Net assets............................................    $ 1,610,760     $  5,028,572                    $ 6,639,332
Net asset value, offering and redemption price per
   share (excluding any applicable contingent deferred
   sales charge)......................................    $     19.07     $       8.94                    $      8.94
                                                          ============================================================

1 Investments, at cost................................    $16,936,999     $ 16,175,802                    $33,112,801



PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)      SOCIAL                                        PRO FORMA
FOR THE YEAR ENDED SEPTEMBER 30, 2005                      AWARENESS        SELECT 25     ADJUSTMENTS       COMBINED
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends..........................................    $   311,860     $    185,577             --     $   497,437
   Interest...........................................         32,473            5,800             --          38,273
                                                          ------------------------------------------------------------
   Total investment income............................        344,333          191,377             --         535,710
                                                          ------------------------------------------------------------

EXPENSES:
   Management fees....................................        169,887          162,619             --         290,007
   Custodian fees.....................................          4,568            5,205        (42,499) 1        5,205
   Transfer agent/maintenance fees....................         54,638           67,806         (4,568) 1      103,134
   Administration fees................................         25,287           24,997        (19,310)         36,759
   Directors' fees....................................            333              404             --             737
   Professional fees..................................         11,574           11,049         (7,623) 2       15,000
   Reports to shareholders............................          1,407            2,507             --           3,914
   Registration fees..................................         35,210           31,519        (28,729) 2       38,000
   Other expenses.....................................          1,892            2,198             --           4,090
   12b-1 distribution plan fees - Class A.............         25,917           22,723             --          48,640
   12b-1 distribution plan fees - Class B.............         50,242           72,047             --         122,289
   12b-1 distribution plan fees - Class C.............         15,978           53,888             --          69,866
                                                          ------------------------------------------------------------
   Total expenses.....................................        396,933          456,962        116,254)        737,641
   Less: Expenses waived..............................        (42,472)              --         42,472 1            --
                                                          ------------------------------------------------------------
   Net expenses.......................................        354,461          456,962        (73,782)        737,641
                                                          ------------------------------------------------------------
   Net investment income (loss).......................        (10,128)        (265,585)        73,782        (201,931)
                                                          ------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the year on:
   Investments........................................        (90,090)         544,010                        453,920
                                                          ------------------------------------------------------------
   Net realized gain..................................        (90,090)         544,010                        453,920
                                                          ------------------------------------------------------------

Net unrealized appreciation  during the year on:
   Investments........................................      1,425,092        3,480,799                      4,905,891
                                                          ------------------------------------------------------------
   Net unrealized appreciation........................      1,425,092        3,480,799                      4,905,891
                                                          ------------------------------------------------------------
   Net gain...........................................      1,335,002        4,024,809                      5,359,811
                                                          ------------------------------------------------------------
   Net increase in net assets resulting from operations   $ 1,324,874     $  3,759,224    $    73,782     $ 5,157,880
                                                          ============================================================


1     Based on contract in effect for the surviving fund

2 Decrease due to the elimination of duplicative expenses achieved by merging the funds

PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005


                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                                MARKET VALUE              VALUE
---------------------------------------------                                   ------------------------------------------------
SOCIAL AWARENESS    SELECT 25                                                   SOCIAL AWARENESS   SELECT 25
--------------------------------------------------------------------------------------------------------------------------------

                                                 COMMON STOCKS - 99.4%
                                                 AEROSPACE & DEFENSE - 2.9%
        --           13,800          13,800      L-3 Communications Holdings,
                                                   Inc.                         $           --   $ 1,091,166    $     1,091,166
                                                                                ------------------------------------------------

                                                 AIR FREIGHT & LOGISTICS - 4.5%
     6,400           12,800          19,200      FedEx Corporation                     557,632     1,115,264          1,672,896
                                                                                ------------------------------------------------

                                                 AIRLINES - 0.9%
    21,800               --          21,800      Southwest Airlines Company            323,730            --            323,730
                                                                                ------------------------------------------------

                                                 BIOTECHNOLOGY - 2.2%
     3,200            7,000          10,200      Amgen, Inc.*                          254,944       557,690            812,634
                                                                                ------------------------------------------------

                                                                                ------------------------------------------------
                                                 BROADCASTING & CABLE TV - 3.0%
     3,737               --           3,737      Comcast Corporation*                  109,793            --            109,793
    18,800           19,000          37,800      Univision Communications, Inc.*       498,764       504,070          1,002,834
                                                                                ------------------------------------------------
                                                                                       608,557       504,070          1,112,627
                                                                                ------------------------------------------------

                                                 COMMUNICATIONS EQUIPMENT - 7.8%
        --          123,000         123,000      3Com Corporation*                          --       501,840           501,840
    17,685           38,328          56,013      ADC Telecommunications, Inc.*         404,279       876,178          1,280,457
    26,700           38,000          64,700      Cisco Systems, Inc.*                  478,731       681,340          1,160,071
                                                                                ------------------------------------------------
                                                                                       883,010     2,059,358         2,942,368
                                                                                ------------------------------------------------

                                                 COMPUTER HARDWARE - 0.4%
     4,300               --           4,300      Dell, Inc.*                           147,060            --           147,060
                                                                                ------------------------------------------------


                                                 CONSTRUCTION & ENGINEERING
                                                   - 5.7%
    18,500           68,000          86,500      Shaw Group, Inc.*                     456,210     1,676,880          2,133,090
                                                                                ------------------------------------------------

                                                 CONSUMER FINANCE - 1.3%
     8,150               --           8,150      American Express Company              468,136            --            468,136
                                                                                ------------------------------------------------

                                                 DATA PROCESSING & OUTSOURCED
                                                 SERVICES - 3.2%
    10,850          19,300           30,150      First Data Corporation                434,000       772,000          1,206,000
                                                                                ------------------------------------------------

                                                 DIVERSIFIED BANKS - 1.3%
     8,600               --           8,600      Wells Fargo & Company                 503,702            --            503,702
                                                                                ------------------------------------------------

                                                 DRUG RETAIL - 1.4%
    18,200               --          18,200      CVS Corporation                       527,982            --            527,982
                                                                                ------------------------------------------------

                                                 ELECTRIC UTILITIES - 3.7%
        --           81,300          81,300      KFX, Inc.*                                 --     1,391,856          1,391,856
                                                                                ------------------------------------------------

                                                 ELECTRICAL COMPONENTS &
                                                 EQUIPMENT - 0.7%
    49,000               --          49,000      Power-One, Inc.*                      271,460            --            271,460
                                                                                ------------------------------------------------

                                                 GENERAL MERCHANDISE STORES
                                                   - 0.6%
     4,500               --           4,500      Target Corporation                    233,685            --            233,685
                                                                                ------------------------------------------------

                                                 HEALTH CARE EQUIPMENT - 5.9%
     5,500               --           5,500      Fisher Scientific
                                                  International, Inc.*                 341,275            --            341,275
     9,600           16,600          26,200      Medtronic, Inc.                       514,752       890,092          1,404,844
     6,600               --           6,600      Zimmer Holdings, Inc.*                454,674            --            454,674
                                                                                ------------------------------------------------
                                                                                     1,310,701       890,092          2,200,793
                                                                                ------------------------------------------------

                                                 HEALTH CARE SERVICES - 0.9%
     7,000               --           7,000      Covance, Inc.*                        335,930            --            335,930
                                                                                ------------------------------------------------

                                                 HOME IMPROVEMENT RETAIL - 2.8%
    13,800           13,800          27,600      Home Depot, Inc.                      526,332       526,332          1,052,664
                                                                                ------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                             MARKET VALUE                 VALUE
---------------------------------------------                                   ------------------------------------------------
SOCIAL AWARENESS    SELECT 25                                                   SOCIAL AWARENESS   SELECT 25
--------------------------------------------------------------------------------------------------------------------------------

                                                 HOTELS, RESORTS & CRUISE LINES
                                                   - 2.4%
        --           18,000          18,000      Carnival Corporation                       --       899,640            899,640
                                                                                ------------------------------------------------

                                                 HOUSEHOLD PRODUCTS - 1.4%
     9,000               --           9,000      Procter & Gamble Company              535,140            --            535,140
                                                                                ------------------------------------------------

                                                 HYPERMARKETS & SUPERCENTERS
                                                   - 2.7%
     8,000               --           8,000      Costco Wholesale Corporation          344,720            --            344,720
        --           15,000          15,000      Wal-Mart Stores, Inc.                       -       657,300            657,300
                                                                                ------------------------------------------------
                                                                                       344,720       657,300          1,002,020
                                                                                ------------------------------------------------

                                                 INDUSTRIAL CONGLOMERATES - 0.7%
     3,500               --           3,500      3M Company                            256,760            --            256,760
                                                                                ------------------------------------------------

                                                 INDUSTRIAL GASES - 3.2%
     7,400           18,000          25,400      Praxair, Inc.                         354,682       862,740          1,217,422
                                                                                ------------------------------------------------

                                                 INTEGRATED TELECOMMUNICATION
                                                   SERVICES - 1.0%
    11,500               --          11,500      Verizon Communications, Inc.          375,935            --            375,935
                                                                                ------------------------------------------------

                                                 INTERNET RETAIL - 0.3%
     3,000               --           3,000      eBay, Inc.*                           123,600            --            123,600
                                                                                ------------------------------------------------

                                                 IT CONSULTING & OTHER SERVICES
                                                   - 0.5%
    26,700               --          26,700      Unisys Corporation*                   177,288            --            177,288
                                                                                ------------------------------------------------

                                                 MANAGED HEALTH CARE - 2.1%
     6,200               --           6,200      UnitedHealth Group, Inc.              348,440            --            348,440
     6,000               --           6,000      WellPoint, Inc.*                      454,920            --            454,920
                                                                                ------------------------------------------------
                                                                                       803,360            --            803,360
                                                                                ------------------------------------------------

                                                 MOVIES & ENTERTAINMENT - 4.7%
    29,000               --          29,000      Time Warner, Inc.                     525,190            --            525,190
    14,000           23,900          37,900      Viacom, Inc. (Cl.B)                   462,140       788,939          1,251,079
                                                                                ------------------------------------------------
                                                                                       987,330       788,939          1,776,269
                                                                                ------------------------------------------------

                                                 MULTI-LINE INSURANCE - 4.2%
    11,854           13,500          25,354      American International Group,
                                                   Inc.                                734,474       836,460          1,570,934
                                                                                ------------------------------------------------

                                                 OIL & GAS EQUIPMENT & SERVICES
                                                   - 5.4%
     8,000           48,000          56,000      BJ Services Company                   287,920     1,727,520          2,015,440
                                                                                ------------------------------------------------

                                                 OIL & GAS EXPLORATION &
                                                   PRODUCTION - 0.1%
       500               --             500      Anadarko Petroleum Corporation         47,875            --             47,875
                                                                                ------------------------------------------------
                                                 OIL & GAS STORAGE &
                                                   TRANSPORTATION - 5.2%
     9,100           69,500          78,600      Williams Companies, Inc.              227,955     1,740,975          1,968,930
                                                                                ------------------------------------------------

                                                 OTHER DIVERSIFIED FINANCIAL
                                                   SERVICES - 2.8%
        --           18,300          18,300      Citigroup, Inc.                            --       833,016            833,016
     6,800               --           6,800      JP Morgan Chase & Company             230,724            --            230,724
                                                                                ------------------------------------------------
                                                                                       230,724       833,016          1,063,740
                                                                                ------------------------------------------------

                                                 PHARMACEUTICALS - 3.6%
     7,604           13,500          21,104      Johnson & Johnson                     481,181       854,280          1,335,461
                                                                                ------------------------------------------------

                                                 SEMICONDUCTOR EQUIPMENT - 0.6%
        --          100,000         100,000      Mindspeed Technologies, Inc.*              --       241,000            241,000
                                                                                ------------------------------------------------

                                                 SEMICONDUCTORS - 2.1%
     8,600               --           8,600      Analog Devices, Inc.                  319,404            --            319,404
    19,500               --          19,500      Intel Corporation                     480,675            --            480,675
                                                                                ------------------------------------------------
                                                                                       800,079            --            800,079
                                                                                ------------------------------------------------



                                    PRO FORMA
                                    COMBINED                                                                       PRO FORMA
 PRINCIPAL AMOUNT OR NUMBER OF      NUMBER OF                                                                   COMBINED MARKET
             SHARES                  SHARES                                             MARKET VALUE                 VALUE
---------------------------------------------                                   ------------------------------------------------
SOCIAL AWARENESS    SELECT 25                                                   SOCIAL AWARENESS   SELECT 25
--------------------------------------------------------------------------------------------------------------------------------
                                                 SOFT DRINKS - 3.3%
     9,300               --           9,300      Coca-Cola Company                     401,667            --            401,667
     7,000            7,900          14,900      PepsiCo, Inc.                         396,970       448,009            844,979
                                                                                ------------------------------------------------
                                                                                       798,637       448,009          1,246,646
                                                                                ------------------------------------------------

                                                 SYSTEMS SOFTWARE - 1.8%
    26,500               --          26,500      Microsoft Corporation                 681,845            --            681,845
                                                                                ------------------------------------------------

                                                 TRUCKING - 2.1%
    18,000           22,500          40,500      J.B. Hunt Transport Services,
                                                   Inc.                                342,180       427,725            769,905
                                                                                ------------------------------------------------

                                                 TOTAL COMMON STOCK
                                                  (cost $32,653,801)                16,434,756    20,902,312         37,337,068
                                                                                ------------------------------------------------

                                                 REPURCHASE AGREEMENT - 1.2%
                                                 United Missouri Bank, 3.42%,
                                                    dated 09-30-05,
                                                                                ------------------------------------------------
                                                 matures 10-03-05; repurchase
                                                   amount of
                                                   $459,131 (Collateralized by
                                                   FHLMC,
                                                   4.00%, 12-01-09 with a value
                                                   of
   459,000               --         459,000        $468,180)                           459,000            --            459,000
                                                                                ------------------------------------------------
                                                 TOTAL REPURCHASE AGREEMENT
                                                   (cost $459,000)                     459,000            --            459,000
                                                                                ------------------------------------------------
                                                 TOTAL INVESTMENTS - 100.6%
                                                   (cost $33,112,801)               16,893,756    20,902,312         37,796,068
                                                 CASH & OTHER ASSETS, LESS
                                                   LIABILITIES - (0.6%)               (268,160)       38,618           (229,542)
                                                 TOTAL NET ASSETS - 100.0%      $   16,625,596   $20,940,930    $    37,566,526
                                                                                ================================================


For federal income tax purposes, the identified cost of investments owned at September 30, 2005 was $33,112,801.

*     Non-income producing security

SELECT 25 FUND

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS

SEPTEMBER 30, 2005
(UNAUDITED)

1.  DESCRIPTION OF FUND

Select 25 Fund, ("Acquiring Fund") a series of Security Equity Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

Select 25 Fund consists of three classes of shares: Class A, Class B, and Class
C. All shareholders bear the common expenses of the Acquiring Fund based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

2.  BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of the Enhanced Index Fund, Large Cap Growth Fund and Social Awareness Fund, all of which are a series of Security Equity Fund (and together with Select 25 Fund, the "Funds"), by Select 25 Fund as if such acquisitions had taken place as of October 1, 2004.

Under the terms of the Plan of Reorganization, the combination of the Enhanced Index Fund, Large Cap Growth Fund and Social Awareness Fund with the Select 25 Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Enhanced Index Fund, Large Cap Growth Fund and Social Awareness Fund in exchange for shares of the Select 25 Fund at net asset value. The statement of assets and liabilities and the related statement of operation of the Enhanced Index Fund, Large Cap Growth Fund, Social Awareness Fund and Select 25 Fund have been combined as of and for the twelve months ended September 30, 2005. Following the acquisition, the Select 25 Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Enhanced Index Fund, Large Cap Growth Fund, Social Awareness Fund and Select 25 Fund included in their respective annual reports dated September 30, 2005.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Enhanced Index Series, Large Cap Growth Series and Social Awareness Series by the Select 25 Series had taken place as of October 1, 2004.

3.  PORTFOLIO VALUATION

Valuations of the Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. In the event that no sale occurred on the valuation date, the bid price for the security will be used. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If a Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the series' NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased within 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. If a "significant event" has occurred the Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities.

Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Series. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

4.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Select 25 Fund that would have been issued at September 30, 2005, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Enhanced Index Fund, Large Cap Growth Fund and Social Awareness Fund, as of September 30, 2005, divided by the net asset value per share of the shares of the Select 25 Fund as of September 30, 2005. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2005:



                                                   ADDITIONAL SHARES             TOTAL
                         SHARES OF SELECT 25       ASSUMED ISSUED IN       OUTSTANDING SHARES
                           PRE-COMBINATION          REORGANIZATION          POST-COMBINATION
                         --------------------------------------------------------------------
   Select 25 Class A           952,480               2,695,946                   3,648,426

   Select 25 Class B           785,052               1,307,375                   2,092,427

   Select 25 Class C           562,231                 954,182                   1,516,413


5.  FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Select 25 Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

                                     PART C

                                OTHER INFORMATION

ITEM 15       INDEMNIFICATION

A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article Ten of Registrant's Articles of Incorporation provides in relevant part as follows:

"(5) Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a Director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the Director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each Director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon a written opinion of independent counsel that the Director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The indemnity provided herein shall, in the event of settlement of any such action, suit or proceeding, not exceed the costs and expenses (including attorneys' fees) which would reasonably have been incurred if such action, suit or proceeding had been litigated to a final conclusion. Such a determination by independent counsel and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the officer or Director was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers and Directors may be entitled according to law."

Article Sixteen of Registrant's Articles of Incorporation, as amended December 10, 1987, provides as follows:

"A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

C. for an unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D. for any transaction from which the director derived an improper personal benefit."

Item Thirty of Registrant's Bylaws, dated February 3, 1995, provides, in relevant part, as follows:

"Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which (s)he serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent person would have exercised under the circumstances in the conduct of his/her own affairs, or
(b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which (s)he had no reasonable grounds to disbelieve.

In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16       EXHIBITS

(1)   Articles of Incorporation (a)

(2)   Bylaws (b)

(3)   Not Applicable

(4)   Form of Plan of Reorganization (c)

(5)   Certificate of Designation of Series and Classes of Common Stock (j)

(6)   Investment Advisory Contract (e)

(7)   (a) Distribution Agreement (f)
      (b) Class B Distribution Agreement (a)
      (c) Class C Distribution Agreement (a)
      (d) Underwriter - Dealer Agreement (g)

(8)   Not Applicable

(9)   (a) Custodian Agreement - UMB Bank, N.A. (h)
      (b) Custodian Agreement - State Street Bank (i)

(10)  (a) Class A Distribution Plan (i)
      (b) Class B Distribution Plan (k)
      (c) Class C Distribution Plan (k)
      (d) Form of Shareholder Service Agreement (d)
      (e) Multiple Class Plan (a)


(11)  Opinion of Counsel (l)

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences (FORM FILED HEREWITH, DEFINITIVE TO BE FILED BY SUBSEQUENT AMENDMENT)


(13)  Not Applicable

(14)  Consent of Independent Registered Public Accounting Firm (FILED HEREWITH)

(15)  Not Applicable


(16)  Powers of Attorney (l)


(17)  Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 93 to Registration Statement No. 2-19458 on Form N-1A on November 15, 2002.

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 86 to Registration Statement No. 2-19458 on Form N-1A on November 29, 1999.

(c)   See APPENDIX A to the Proxy Statement/Prospectus.

(d) Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 71 to Registration Statement No. 2-38414 on Form N-1A on January 11, 2002.

(e) Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 102 to Registration Statement No. 2-19458 (filed January 31, 2006).

(f) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 94 to Registration Statement 2-19458 (filed January 14, 2003).

(g) Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 90 to Registration Statement No. 2-19458 (filed November 20, 2000).

(h) Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 73 to Registration Statement No. 2-38414 (filed January 10, 2003).

(i) Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 94 to Registration Statement No. 2-19458 (filed January 14, 2003).

(j) Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 89 to Registration Statement No. 2-19458 (filed May 1, 2000).

(k) Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 93 to Registration Statement No. 2-19458 (filed November 15, 2002).


(l) Incorporated herein by reference to the Exhibits filed with Registrant's N-14 Registration Statement No. 333-132032 (filed February 24, 2006).


ITEM 17.      UNDERTAKINGS

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganizations described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the day of April 7, 2006.


                                      SECURITY EQUITY FUND


                                      By:  MICHAEL G. ODLUM
                                           ----------------------------
                                           Michael G. Odlum

                                           President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the day of April 7, 2006.

                                      SECURITY EQUITY FUND

John D. Cleland                       By:            MICHAEL G. ODLUM
Chairman of the Board and Director         -------------------------------------
                                           Michael G. Odlum, as President and
Donald A. Chubb, Jr.                       Director, and as Attorney-In-Fact
Director                                   for the Officers and Directors whose
                                           names appear opposite
Penny A. Lumpkin
Director


Harry W. Craig, Jr.                                  BRENDA M. HARWOOD
Director                                   -------------------------------------
                                           Brenda M. Harwood, Treasurer
Maynard Oliverius                          (Principal Financial and Accounting
Director                                   Officer)


Jerry B. Farley
Director

                                  EXHIBIT INDEX


(12)     Form of Tax Opinion


(14)     Consent of Independent Registered Public Accounting Firm